                   MUTUAL OF AMERICA INVESTMENT CORPORATION

  We are pleased to report that performance of the funds offered by Mutual of America Investment Corporation for the six months ended June 30, 1997 was, overall, quite positive.

  The US economy has continued to grow over the last six months. The first quarter was characterized by a rapid expansion, which prompted the Federal Reserve to raise rates in March. Growth continued in the second quarter, although at a slower pace, as the torrid spending habits demonstrated by consumers in the earlier quarter were quelled somewhat. The most important variable has been the absence of inflationary pressures. Despite record levels of employment and high capacity utilization, there has been little, if any, pricing pressure.

  Strong corporate earnings and cash flows into the equity market have propelled the S&P 500 up 20.6% for the period. The Dow Jones Industrial Average rose twelve hundred points or 20% for the same period. In the debt markets, rates have responded to concerns over the pace of economic expansion. Rates rose over the first quarter with the strong economic expansion but retreated in the second quarter as it was evident the pace of the economy's growth had slowed.

  For the remainder of the year, we expect some pick-up in consumer spending that will support continued economic expansion with few inflationary pressures. Should the low unemployment levels finally cause companies to increase prices due to wage pressures, or should consumer spending habits become overheated, we would expect the Federal Reserve to act immediately with a rate increase to keep inflation at bay.

  Shown below are the total return figures for each fund of the Mutual of America Investment Corporation.

                          SIX MONTHS TO JUNE 30, 1997

     Money Market Fund................................................... + 2.6%
     All America Fund.................................................... +17.0%
     Equity Index Fund................................................... +20.5%
     Bond Fund........................................................... + 2.9%
     Short-Term Bond Fund................................................ + 2.8%
     Mid-Term Bond Fund.................................................. + 2.8%
     Composite Fund...................................................... + 7.2%
     Aggressive Equity Fund.............................................. +13.2%

Please note that the above total return performance figures do not reflect the deduction of Separate Account fees and expenses which are imposed by Mutual of America Life Insurance Company and The American Life Insurance Company of New York, respectively.

On the pages which immediately follow are brief presentations for each fund and (excepting the Money Market Fund) graphs which illustrate each fund's respective:

  . historical total return achieved over specified periods, expressed as an average annual rate and as a cumulative rate;

  . equivalent in dollars of a $10,000 hypothetical investment at the beginning of each specified period; and

  . historical performance compared with appropriate indices.

The portfolios of each fund and financial statements are presented in the pages which then follow.

Your participation in these funds is appreciated.

                                      Sincerely,

                                      /s/ Dolores J. Morrissey

                                      Dolores J. Morrissey
                                      Chairman of the Board and President,
                                      Mutual of America Investment Corporation

                               MONEY MARKET FUND

  The Money Market Fund returned 2.6% for the first half of 1997. The Salomon Brothers three-month Treasury Bill Index returned 2.6% for this same period. The seven-day annualized yield as of 8/19/97 was 5.49%.

                               ALL AMERICA FUND

  The All America Fund is 60% invested in a portfolio designed to provide investment results which match, to the extent practical, the performance of the S&P 500 Index. The remaining 40% of the assets are managed by three outside subadvisors: Fred Alger Management, Palley-Needelman Asset Management, Oak Associates, Inc. and by Mutual of America Capital Management. This actively managed portion has an objective of achieving a high level of return through investment of a diversified portfolio.

  For the half year ended June 30th, the All America Fund returned 17.0%, compared with the S&P 500 return of 20.6%.



ALL AMERICA             S & P
FUND                      500
                         SEMI
                       ANNUAL
SEMI           10 YR    S & P
ANNUAL                   100%
                        10 YR
-----------    -----   ------
01/85
06/85
06/86
06/87         10,000   10,000
06/88          9,563    9,290
06/89         10,820   11,184
06/90         12,329   13,010
06/91         12,992   13,972
06/92         14,276   15,854
06/93         16,231   18,009
05/94         16,672   18,508
06/94         16,296   18,248
06/95         20,805   23,013
06/96         25,951   29,024
06/97         33,236   39,095

                               EQUITY INDEX FUND

  For the first half of 1997 the Equity Index Fund had a total return of 20.5%, virtually matching the return for the S&P 500 Index which returned 20.6%. The stock market's appreciation has been driven by a very favorable macroeconomic environment. In response to this, investors have continued their historic pace of new investment and savings witnessed in recent years. Considering the outlook for moderate inflation and improved fiscal discipline exercised by the federal government, the market's current upward trend could continue as well, despite record performance which has surprised many market watchers.

  The market suffered a brief correction near the end of the first quarter, however, it quickly recovered and has since enjoyed a very broad based rally. Year to date, stocks in all major economic sectors, on average, have enjoyed double digit returns. The sectors which were leading contributors to performance were healthcare, finance and capital goods. Pharmaceutical companies led the rally in healthcare. Finance and capital goods companies benefited largely from falling interest rates and continued low inflation. Technology stocks showed strength in the second quarter. The sectors which have lagged the market were electric utilities, autos and retail.

EQUITY INDEX              S&P 500
              SINCE        SINCE
SEMI          INCEPTION  INCEPTION
ANNUAL
----------------------------------
2/93          10,000     10,000
6/93          10,116     10,140
6/94          10,266     10,280
6/95          12,915     12,961
6/96          16,183     16,346
6/97          21,789     22,018

                                   BOND FUND

  The Bond Fund seeks a high level of return consistent with preservation of capital through investment in publicly traded debt securities. Over time, the Fund's return has been enhanced by its focus on corporate bonds which yield more than comparable segments of the Lehman Brothers Government/Corporate Bond Index. During the past year, however, yield spreads between government bonds and corporate securities have tightened to the point where an overweighting in high quality bonds and cash was warranted. Hence, the Fund's return matched the Index while maintaining a much higher quality portfolio.

                     LEHMAN
   BOND FUND       GOV'T CORP
SEMI       10 YR     10 YR
ANNUAL
------     -----   ----------
01/85
06/85
06/86
06/87      10,000  10,000
06/88      10,322  10,748
06/89      11,484  12,074
06/90      12,086  12,932
06/91      13,010  14,254
06/92      14,836  16,274
06/93      17,119  18,414
06/94      17,073  18,147
06/95      19,311  20,464
06/96      20,337  21,418
06/97      21,895  23,078

                             SHORT-TERM BOND FUND

  The Short-Term Bond Fund maintains an average maturity between one and three years. Its objectives are to achieve a high total return within this maturity constraint and to maintain principal value. In time, the Fund will emphasize higher yielding corporate bonds. However, the lack of an appropriate premium in these issues has resulted in an over-weighting in U.S. Treasury issues. The conservative maturity of the Fund also contributed to its slight under performance over the year ended June, 1997.

      SHORT TERM           SALAMON
      BOND FUND            BROS 1-3
SEMI          SINCE         SINCE
ANNUAL      INCEPTION     INCEPTION
----------------------------------------------------------------------
02/93          10,000        10,000
06/93          10,240        10,232
06/94          10,439        10,406
06/95          11,066        11,206
06/96          11,625        11,898
06/97          12,324        12,685

                              MID-TERM BOND FUND

  The average maturity of this Fund will be between three and seven years. Investment grade securities must be purchased with 80% of its assets and a broad industry diversification is permitted. The Fund has continued to emphasize U.S. Treasury securities due to the historically narrow spreads between corporate and government debt in its maturity range. When an appropriate premium is available, the Fund is expected to focus on higher yielding corporate bonds in order to enhance its return.

     MID TERM            SALOMON
     BOND FUND           BROS 3-7
SEMI        SINCE         SINCE
ANNUAL    INCEPTION     INCEPTION
-------------------------------------------------------------------------------
     02/93   10,000        10,000
     06/93   10,457        10,460
     06/94   10,302        10,399
     06/95   11,469        11,561
     06/96   11,947        12,122
     06/97   12,864        13,025

                                COMPOSITE FUND

  The Fund returned 7.2% for the six months ended June 30, 1997 compared to a blended index (stocks, bonds and Treasury bills) return of 11.6%. The equity portion of the Fund increased by 11.2% for the period compared to a total return for the S&P 500 of 20.6%. The bond portion of the Fund increased by 2.9% for the first half year compared to a 2.7% return for the Lehman Brothers Government/Corporate Index. The asset allocation remains the same since August of 1996 when it was changed to 50% stocks, 35% bonds, and 15% money market instruments. Strong performance in energy-related and transportation stocks was partially offset by weakness in health care and finance related issues.

                       LEHMAN    S&P    SAL.BROS
COMPOSITE FUND          BROS     500    3 MO. T-BILL
SEMI            10 YR   10 YR   10 YR   INDEX
ANNUAL                                  10 YR
-------------   -----  ------   -----   ------------
1/85
6/85
6/86
6/87           10,000  10,000    10,000      10,000
6/88           10,033  10,748     9,290      10,605
6/89           11,174  12,074    11,184      11,476
6/90           12,421  12,932    13,010      12,419
6/91           13,417  14,254    13,972      13,283
6/92           14,738  16,274    15,854      13,901
6/93           17,458  18,414    18,009      14,339
6/94           17,212  18,147    18,248      14,819
6/95           19,614  20,464    23,013      15,617
6/96           22,313  21,418    29,024      16,466
6/97           25,601  23,078    39,095      17,331

                            AGGRESSIVE EQUITY FUND

  The Fund has approximately 50% of its assets in value stocks and 50% in growth stocks. The Fund seeks to offer an above average overall long-term return recognizing that, at times, Value will out perform Growth and vice versa. The first six months of 1997 produced a Fund return of 13.2% compared to a 10.2% return for the Russell 2000 Index. The return for the Value segment of the Fund was 18.3% compared to 14.8% for the Russell 2000 Value Index. The return for the Growth segment of the Fund was 8.1% compared to 5.2% in the Russell 2000 Growth Index. Positive contributors to first half-year performance included the technology and capital goods sectors.


6/30/97                      RUSSELL
AGGRESSIVE EQUITY               2000

SEMI          SINCE            SINCE
ANNUAL        INCEPTION    INCEPTION
------------------------------------
 5/94           10,000     10,000
 6/94            9,781      9,459
 6/95           12,541     11,356
 6/96           16,930     13,632
 6/97           21,068     15,858


          MUTUAL OF AMERICA INVESTMENT CORPORATION (MONEY MARKET FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                           JUNE 30, 1997 (UNAUDITED)

                                        DISCOUNT            FACE     AMORTIZED
                                RATING* RATE(%)  MATURITY AMOUNT($)   COST($)
                                ------- -------- -------- --------- -----------
SHORT-TERM DEBT SECURITIES:
Commercial Paper
 Abbott Laboratories........... A1+/P1    5.48   08/05/97 3,000,000   2,983,965
 Air Products & Chemicals
  Corp.........................  A1/P1    5.57   07/03/97 3,600,000   3,598,878
 Alabama Power Co..............  A1/P1    5.59   07/10/97 1,020,000   1,018,563
 Alabama Power Co..............  A1/P1    5.56   07/08/97 2,373,000   2,370,412
 Alabama Power Co..............  A1/P1    5.60   07/08/97   458,000     457,497
 Allied Signal, Inc............  A1/P1    5.50   07/10/97 2,615,000   2,611,393
 American Express Credit
  Corp. .......................  A1/P1    5.56   07/02/97 1,180,000   1,179,818
 American Express Credit
  Corp. .......................  A1/P1    5.54   08/12/97 2,820,000   2,801,723
 Banc One Funding..............  A1/P1    5.55   08/08/97 3,180,000   3,161,336
 Bell Atlantic Capital Funding. A1+/P1    5.55   07/01/97 1,325,000   1,325,000
 Bell Atlantic Capital Funding. A1+/P1    5.57   07/10/97 1,565,000   1,562,819
 Bemis Co., Inc................  A1/P1    5.55   07/14/97   850,000     848,283
 Carolina Power & Light Corp...  A1/P1    5.53   07/24/97 2,700,000   2,690,442
 Carolina Power & Light Corp...  A1/P1    5.54   08/25/97 1,300,000   1,288,988
 Dupont El Nemour.............. A1+/P1    5.52   07/21/97 3,000,000   2,990,765
 Ford Motor Credit Corp........  A1/P1    5.58   07/07/97 1,500,000   1,498,593
 Ford Motor Credit Corp........  A1/P1    5.54   08/22/97 2,000,000   1,983,976
 General Electric Capital
  Corp. ....................... A1+/P1    5.56   07/07/97 2,500,000   2,497,682
 General Electric Co........... A1+/P1    5.56   07/11/97 1,400,000   1,397,821
 General Electric Co........... A1+/P1    5.56   07/01/97   137,000     137,000
 Great Lakes Chemical Corp.....  A1/P1    5.52   07/22/97 2,265,000   2,257,690
 Interstate Power Corp.........  A1/P1    5.55   08/19/97 2,000,000   1,984,866
 Interstate Power Corp.........  A1/P1    5.60   07/08/97   819,000     818,100
 Interstate Power Corp.........  A1/P1    5.62   07/17/97   800,000     797,986
 Lucent Technologies...........  A1/P1    5.54   07/07/97 1,000,000     999,069
 Lucent Technologies...........  A1/P1    5.55   07/10/97 1,000,000     998,602
 Merrill Lynch & Co., Inc......  A1/P1    5.53   07/02/97 3,009,000   3,008,536
 National Rural Utilities...... A1+/P1    5.55   08/25/97 1,200,000   1,189,819
 Pacific Gas & Electric........  A1/P1    5.55   08/26/97 3,845,000   3,811,774
 Pepsico, Inc..................  A1/P1    5.48   07/09/97 3,900,000   3,895,235
 Petrofina Delaware, Inc. .....  A1/P1    6.22   07/01/97 2,002,000   2,002,000
 PHH Corp. ....................  A1/P1    5.57   07/08/97 1,000,000     998,907
 Sony Capital Corp.............  A1/P1    5.54   07/17/97 3,448,000   3,439,493
 Sony Capital Corp.............  A1/P1    5.55   07/24/97   255,000     254,095
 South Carolina Elec & Gas Co..  A1/P1    5.53   07/17/97 3,670,000   3,660,961
 Toyota Credit Puerto Rico..... A1+/P1    5.58   07/02/97 1,450,000   1,449,774
 Toyota Motor Credit Corp...... A1+/P1    5.55   07/16/97 1,910,000   1,905,554
 UBS Finance Delw. Inc.........  A1/P1    6.15   07/01/97 4,000,000   4,000,000
 Walt Disney Company...........  A1/P1    5.57   07/03/97 4,000,000   3,998,760
 Weyerhaeuser Co. .............  A1/P1    5.58   07/15/97 2,000,000   1,995,623
 Weyerhaeuser Co. .............  A1/P1    5.54   07/18/97 1,045,000   1,042,262
 Xerox Credit..................  A1/P1    5.55   07/08/97   809,000     808,120
                                                                    -----------
TOTAL SHORT-TERM DEBT
 SECURITIES
 (Cost: $83,722,180) 100%.......................................... $83,722,180
                                                                    ===========

-------
* The ratings are provided by Standard & Poor's Corporation/Moody's Investors Services, Inc.

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                           JUNE 30, 1997 (UNAUDITED)

                                                             NUMBER OF  MARKET
                                                              SHARES   VALUE($)
                                                             --------- ---------
INDEXED ASSETS:
---------------
COMMON STOCKS
3Com Corp. .................................................  20,351     915,795
Abbott Laboratories.........................................  47,414   3,164,884
Adobe Systems, Inc. ........................................   4,387     153,819
Advanced Micro Devices, Inc. ...............................   8,600     309,600
Aeroquip-Vickers Inc. ......................................   1,713      80,939
Aetna, Inc. ................................................   9,251     947,071
Ahmanson (H.F.) & Co. ......................................   6,166     265,138
Air Products & Chemicals Corp. .............................   6,723     546,243
Airtouch Communications, Inc. ..............................  30,839     844,217
Alberto Culver Co. Cl B.....................................   3,435      96,180
Albertson's, Inc. ..........................................  15,371     561,041
Alcan Aluminum Ltd. ........................................  13,915     482,676
Allegheny Teledyne Inc .....................................  10,783     291,141
Allergan, Inc. .............................................   4,015     127,727
AlliedSignal, Inc. .........................................  17,348   1,457,232
Allstate Corp. .............................................  27,028   1,973,044
Alltel Corp. ...............................................  11,435     382,357
Aluminum Co. of America.....................................  10,643     802,216
Alza Corp. .................................................   5,208     151,032
Amdahl Corp. ...............................................   7,519      66,261
Amerada Hess Corp. .........................................   5,689     316,095
American Electric Power Co. ................................  11,567     485,814
American Express Co. .......................................  28,989   2,159,680
American General Corp. .....................................  14,798     706,627
American Greetings Corp. Cl A...............................   4,596     170,626
American Home Products Corp. ...............................  39,459   3,018,613
American Int'l. Group, Inc. ................................  28,783   4,299,460
American Stores Co. ........................................   8,945     441,659
Ameritech Corp. ............................................  33,657   2,286,572
Amgen, Inc. ................................................  16,236     943,717
Amoco Corp. ................................................  30,291   2,633,423
Amp, Inc. ..................................................  13,463     562,080
AMR Corp. ..................................................   5,590     517,075
Andrew Corp. ...............................................   5,583     157,021
Anheuser Busch Cos., Inc. ..................................  30,412   1,275,403
Aon Corp. ..................................................  10,201     527,901
Apple Computer, Inc. .......................................   7,745     110,366
Applied Materials, Inc. ....................................  11,100     786,018
Archer Daniels Midland Co. .................................  32,697     768,379
Armco, Inc. ................................................   6,562      25,427
Armstrong World Inds., Inc. ................................   2,503     183,657
Asarco, Inc. ...............................................   2,632      80,605
Ashland, Inc. ..............................................   4,551     211,052
AT&T Corp. .................................................  99,595   3,492,049
Atlantic Richfield Co. .....................................  19,738   1,391,529
Autodesk, Inc. .............................................   2,927     112,140
Automatic Data Processing, Inc .............................  17,950     843,650
AutoZone, Inc. .............................................   9,245     217,835
Avery Dennison Corp. .......................................   6,342     254,472
Avon Products, Inc. ........................................   8,097     571,344
Baker Hughes, Inc. .........................................   8,929     345,440

                                                             NUMBER OF  MARKET
                                                              SHARES   VALUE($)
                                                             --------- ---------
Ball Corp. .................................................   1,854      55,735
Baltimore Gas & Electric Co. ...............................   9,052     241,575
Banc One Corp. .............................................  35,200   1,705,000
Bank of New York, Inc. .....................................  23,727   1,032,124
BankAmerica Corp. ..........................................  43,471   2,806,596
BankBoston Corp. ...........................................   9,003     648,778
Bankers Trust New York Corp. ...............................   4,757     413,859
Bard (C.R.), Inc. ..........................................   3,500     127,093
Barnett Banks, Inc. ........................................  12,187     639,817
Barrick Gold Corp. .........................................  22,848     502,656
Battle Mountain Gold Co. ...................................  14,080      80,080
Bausch & Lomb, Inc. ........................................   3,404     160,413
Baxter International, Inc. .................................  17,038     890,235
Bay Networks, Inc. .........................................  12,189     323,770
Becton Dickinson & Co. .....................................   7,483     378,826
Bell Atlantic Corp. ........................................  26,834   2,036,029
BellSouth Corp. ............................................  60,841   2,821,501
Bemis Co. ..................................................   3,249     140,519
Beneficial Corp. ...........................................   3,292     233,937
Bethlehem Steel Corp. ......................................   6,874      71,747
Beverly Enterprises, Inc. ..................................   6,071      98,653
Biomet, Inc. ...............................................   6,819     127,003
Black & Decker Corp. .......................................   5,788     215,241
Block (H & R), Inc. ........................................   6,378     205,690
Boeing Co. .................................................  44,183   2,344,460
Boise Cascade Corp. ........................................   2,975     105,054
Boston Scientific Corp. ....................................  11,941     733,625
Briggs & Stratton Corp. ....................................   1,553      77,650
Bristol-Myers Squibb Co. ...................................  61,290   4,964,490
Brown-Forman Corp. Cl B.....................................   4,229     206,428
Browning Ferris Inds., Inc. ................................  13,025     433,081
Brunswick Corp. ............................................   6,073     189,781
Burlington Northern Santa Fe................................   9,446     848,959
Burlington Resources, Inc. .................................   7,636     336,938
Cabletron Systems, Inc. ....................................   9,551     270,412
Caliber System, Inc ........................................   2,386      88,878
Campbell Soup Co. ..........................................  28,502   1,425,100
Cardinal Health, Inc. ......................................   6,653     380,884
Carolina Power & Light Co. .................................   9,259     332,166
Case Corp. .................................................   4,553     313,587
Caterpillar, Inc. ..........................................  11,579   1,243,295
Centex Corp. ...............................................   1,771      71,946
Central & South West Corp. .................................  13,009     276,441
Ceridian Corp. .............................................   4,926     208,123
Champion International Corp. ...............................   5,862     323,875
Charles Schwab Corp. .......................................  10,731     436,617
Charming Shoppes, Inc. .....................................   6,465      33,739
Chase Manhattan Corp. ......................................  26,426   2,564,973
Chevron Corp. ..............................................  40,056   2,961,640
Chrysler Corp. .............................................  42,168   1,383,637
Chubb Corp. ................................................  10,719     716,833
CIGNA Corp. ................................................   4,537     805,317
Cincinnati Milacron, Inc. ..................................   2,441      63,313

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                           JUNE 30, 1997 (UNAUDITED)

                                                            NUMBER OF   MARKET
                                                             SHARES    VALUE($)
                                                            --------- ----------
INDEXED ASSETS (CONT'D):
------------------------
Cinergy Corp. .............................................    9,665     336,462
Circuit City Group, Inc. ..................................    6,008     213,659
Cisco Systems, Inc. .......................................   40,680   2,730,645
Citicorp ..................................................   28,394   3,423,251
Clorox Co. ................................................    3,168     418,176
Coastal Corp. .............................................    6,488     345,080
Coca-Cola Co. .............................................  151,958  10,257,165
Cognizant Corp. ...........................................   10,265     415,732
Colgate-Palmolive Co. .....................................   18,094   1,180,633
Columbia Gas System, Inc. .................................    3,393     221,393
Columbia HCA Healthcare Corp. .............................   40,934   1,609,217
Comcast Corp. Cl A.........................................   19,958     426,602
Comerica, Inc. ............................................    6,475     440,300
Compaq Computer Corp. .....................................   16,826   1,669,980
Computer Associates Intl., Inc ............................   22,259   1,239,548
Computer Sciences Corp. ...................................    4,689     338,194
Conagra, Inc. .............................................   14,638     938,661
Conseco, Inc. .............................................   11,228     415,436
Consolidated Edison Co NY, Inc. ...........................   14,406     424,076
Consolidated Natural Gas Co. ..............................    5,824     313,404
Cooper Industries..........................................    7,254     360,886
Cooper Tire & Rubber Co. ..................................    4,823     106,106
Coors (Adolph) Co. Cl B....................................    2,291      60,997
CoreStates Financial Corp. ................................   12,662     680,582
Corning, Inc. .............................................   14,064     782,310
Costco Co .................................................   12,942     425,468
Countrywide Credit Industries..............................    6,404     199,724
CPC International, Inc. ...................................    8,790     811,426
Crane Co. .................................................    2,807     117,367
Crown Cork & Seal Co., Inc. ...............................    7,881     421,140
CSX Corp. .................................................   13,342     740,481
CUC International, Inc. ...................................   25,038     646,293
Cummins Engine, Inc. ......................................    2,345     165,469
CVS Corp. .................................................   10,246     525,107
Cyprus Amax Minerals Co. ..................................    5,721     140,164
Dana Corp. ................................................    6,323     240,274
Darden Restaurants, Inc. ..................................    9,377      84,979
Data General Corp. ........................................    2,482      64,532
Dayton Hudson Corp. .......................................   13,297     707,234
Deere & Co. ...............................................   15,648     858,684
Dell Computer Corp. .......................................   10,266   1,205,613
Delta Air Lines, Inc. .....................................    4,503     369,246
Deluxe Corp. ..............................................    5,040     171,990
Digital Equipment Corp. ...................................    9,367     331,943
Dillard Inc. ..............................................    6,962     241,059
Disney (Walt) Co. .........................................   41,382   3,320,905
Dominion Resources, Inc. ..................................   11,306     414,082
Donnelley (R.R.) & Sons Co. ...............................    8,971     328,562
Dover Corp. ...............................................    6,877     422,935
Dow Chemical Co. ..........................................   14,301   1,245,974
Dow Jones & Co., Inc. .....................................    5,869     235,860
Dresser Industries, Inc. ..................................   10,804     402,449

                                                            NUMBER OF   MARKET
                                                             SHARES    VALUE($)
                                                            --------- ----------
DSC Communications Corp. ..................................    7,193     160,044
DTE Energy Co. ............................................    8,894     245,696
Du Pont (E.I.) De Nemours..................................   69,202   4,351,075
Duke Energy Corp. .........................................   22,028   1,055,984
Dun & Bradstreet Corp. ....................................   10,485     275,231
Eastern Enterprises........................................    1,247      43,255
Eastman Chemical Co. ......................................    4,803     304,990
Eastman Kodak Co. .........................................   20,168   1,547,894
Eaton Corp. ...............................................    4,732     413,162
Echlin, Inc. ..............................................    3,827     137,772
Echo Bay Mines, Ltd. ......................................    8,543      49,122
Ecolab, Inc. ..............................................    3,977     189,901
Edison International.......................................   25,140     625,357
EG&G, Inc. ................................................    2,822      63,495
EMC Corp. .................................................   15,088     588,432
Emerson Electric Co. ......................................   27,293   1,502,820
Engelhard Corp. ...........................................    8,840     185,087
Enron Corp. ...............................................   15,639     638,266
Enserch Corp. .............................................    4,321      96,142
Entergy Corp. .............................................   14,568     398,799
Equifax, Inc. .............................................    9,261     344,393
Exxon Corp. ...............................................  152,203   9,360,484
Fannie Mae.................................................   65,037   2,837,239
Federal Express Corp. .....................................    7,013     405,000
Federal Home Loan Mtge Corp. ..............................   42,602   1,464,443
Federated Department Stores................................   12,747     442,958
Fifth Third Bancorp........................................    6,491     532,667
First Bank System, Inc. ...................................    8,173     697,769
First Chicago NBD Corp. ...................................   19,147   1,158,393
First Data Corp. ..........................................   27,504   1,208,457
First Union Corp. .........................................   17,543   1,622,727
Fleet Financial Group, Inc. ...............................   16,059   1,015,731
Fleetwood Enterprises, Inc. ...............................    2,180      64,991
Fleming Cos., Inc. ........................................    2,316      41,688
Fluor Corp. ...............................................    5,157     284,601
FMC Corp. .................................................    2,284     181,435
Ford Motor Co. ............................................   72,926   2,752,956
Fortune Brands, Inc. ......................................   10,539     393,236
Foster Wheeler Corp. ......................................    2,491     100,885
FPL Group, Inc. ...........................................   11,183     515,116
Freeport-McMoran Copper Cl B...............................   12,289     382,495
Frontier Corp. ............................................   10,059     200,551
Fruit of the Loom, Inc. ...................................    4,673     144,863
Gannett, Inc. .............................................    8,677     856,853
Gap, Inc. .................................................   16,777     652,205
General Dynamics Corp. ....................................    3,828     287,100
General Electric Co. ......................................  201,078  13,145,703
General Instrument Corp. ..................................    8,394     209,850
General Mills, Inc. .......................................    9,880     643,435
General Motors Corp. ......................................   44,693   2,488,841
General Re Corp. ..........................................    4,963     903,266
General Signal Corp. ......................................    3,077     134,234
Genuine Parts Co. .........................................   11,035     373,810

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                           JUNE 30, 1997 (UNAUDITED)

                                                             NUMBER OF  MARKET
                                                              SHARES   VALUE($)
                                                             --------- ---------
INDEXED ASSETS (CONT'D):
------------------------
Georgia Pacific Corp. ......................................   5,608     478,783
Giant Food, Inc. ...........................................   3,670     119,733
Giddings & Lewis, Inc. .....................................   1,959      40,894
Gillette Co. ...............................................  34,152   3,235,902
Golden West Financial Corp. ................................   3,513     245,910
Goodrich (B.F.) Co. ........................................   3,307     143,234
Goodyear Tire & Rubber Co. .................................   9,561     605,330
GPU Inc. ...................................................   7,385     264,936
Grainger (W.W.), Inc. ......................................   3,169     247,776
Great Atl. & Pac. Tea Co. ..................................   2,345      63,754
Great Lakes Chemical Corp. .................................   3,670     192,216
Great Western Financial Corp. ..............................   8,432     453,220
Green Tree Financial Corp. .................................   8,326     296,613
GTE Corp. ..................................................  58,536   2,568,267
Guidant Corp. ..............................................   4,543     386,155
Halliburton Co. ............................................   7,752     614,346
Harcourt General, Inc. .....................................   4,336     206,502
Harland (John H.) Co. ......................................   1,895      43,229
Harnischfeger Industries, Inc. .............................   3,027     125,620
Harrah's Entertainment, Inc. ...............................   6,297     113,346
Harris Corp. ...............................................   2,439     204,876
Hartford Financial Svs Grp, Inc ............................   7,224     597,786
Hasbro, Inc. ...............................................   7,851     222,772
HealthSouth Corp. ..........................................  21,026     524,335
Heinz (H.J.) Co. ...........................................  22,536   1,039,473
Helmerich & Payne, Inc. ....................................   1,528      88,051
Hercules, Inc. .............................................   6,156     294,718
Hershey Foods Corp. ........................................   9,364     517,946
Hewlett-Packard Co. ........................................  62,289   3,488,184
HFS Inc. ...................................................   9,691     562,078
Hilton Hotels Corp. ........................................  15,290     406,140
Home Depot, Inc. ...........................................  29,770   2,052,269
Homestake Mining Co. .......................................   9,006     117,640
Honeywell, Inc. ............................................   7,792     591,218
Household International, Inc. ..............................   5,963     700,279
Houston Industries, Inc. ...................................  14,333     307,263
Humana, Inc. ...............................................   9,988     230,972
Ikon Office Solutions.......................................   8,123     202,567
Illinois Tool Works, Inc. ..................................  15,276     762,845
Inco Ltd. ..................................................  10,204     306,757
Ingersoll Rand Co. .........................................   6,645     410,328
Inland Steel, Inc. .........................................   2,998      78,322
Intel Corp. ................................................  50,203   7,119,412
Intergraph Corp. ...........................................   2,932      24,922
International Paper Co. ....................................  18,441     895,541
Interpublic Group of Cos., Inc .............................   5,032     308,524
Intl. Business Machines Corp. ..............................  60,878   5,490,434
Intl. Flavors & Fragrances..................................   6,689     337,794
ITT Corp. ..................................................   7,138     435,864
ITT Industries, Inc. .......................................   7,260     186,945
James River Corp. of VA.....................................   5,293     195,841
Jefferson-Pilot Corp. ......................................   4,337     303,047

                                                             NUMBER OF  MARKET
                                                              SHARES   VALUE($)
                                                             --------- ---------
Johnson & Johnson...........................................  81,642   5,255,703
Johnson Controls, Inc. .....................................   5,132     210,732
Jostens, Inc. ..............................................   2,378      63,611
Kaufman & Broad Home Corp. .................................   2,380      41,798
Kellogg Co. ................................................  12,737   1,090,605
Kerr-McGee Corp. ...........................................   2,938     186,195
KeyCorp.....................................................  13,697     765,319
Kimberly Clark Corp. .......................................  34,305   1,706,673
King World Productions, Inc. ...............................   2,293      80,255
Kmart Corp. ................................................  29,729     364,180
Knight-Ridder, Inc. ........................................   5,584     273,965
Kroger Corp. ...............................................  15,570     451,530
Laidlaw, Inc. Cl B..........................................  19,248     265,863
Lilly (Eli) & Co. ..........................................  34,044   3,721,434
Limited (The), Inc. ........................................  16,615     336,453
Lincoln National Corp. .....................................   6,325     407,171
Liz Claiborne, Inc. ........................................   4,330     201,886
Lockheed Martin Corp. ......................................  11,838   1,225,972
Loews Corp. ................................................   7,049     705,781
Longs Drug Stores, Inc. ....................................   2,389      62,561
Louisiana Land & Exploration................................   2,101     120,019
Louisiana-Pacific Corp. ....................................   6,698     141,495
Lowe's Companies, Inc. .....................................  10,606     393,747
LSI Logic Corp. ............................................   8,676     277,632
Lucent Technologies, Inc. ..................................  39,226   2,826,723
Mallinckrodt, Inc. .........................................   4,498     170,924
Manor Care, Inc. ...........................................   3,887     126,813
Marriott International, Inc. ...............................   7,761     476,331
Marsh & McLennan Cos., Inc. ................................  10,251     731,665
Masco Corp. ................................................   9,885     412,698
Mattel, Inc. ...............................................  17,870     605,346
May Department Stores Co. ..................................  14,528     686,448
Maytag Corp. ...............................................   5,985     156,358
MBIA Inc. ..................................................   2,656     299,630
MBNA Corp. .................................................  20,481     750,116
McDermott International Inc. ...............................   3,367      98,274
McDonald's Corp. ...........................................  42,285   2,042,894
McDonnell Douglas Corp. ....................................  12,870     881,595
McGraw-Hill Cos., Inc. .....................................   6,130     360,520
MCI Communications Corp. ...................................  42,116   1,612,255
Mead Corp. .................................................   3,200     199,200
Medtronic, Inc. ............................................  14,603   1,182,843
Mellon Bank Corp. ..........................................  15,864     715,863
Mercantile Stores, Inc. ....................................   2,258     142,112
Merck & Co., Inc. ..........................................  73,993   7,658,275
Meredith Corp. .............................................   3,281      95,149
Merrill Lynch & Co., Inc. ..................................  20,305   1,210,685
MGIC Investment Corp .......................................   7,237     346,923
Micron Technology, Inc. ....................................  12,884     514,554
Microsoft Corp. ............................................  73,455   9,282,875
Millipore Corp. ............................................   2,667     117,348
Minnesota Mining & Mfg. Co. ................................  25,515   2,602,530
Mobil Corp. ................................................  48,228   3,369,931

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                           JUNE 30, 1997 (UNAUDITED)

                                                             NUMBER OF  MARKET
                                                              SHARES   VALUE($)
                                                             --------- ---------
INDEXED ASSETS (CONT'D):
------------------------
Monsanto Co. ...............................................  36,263   1,561,575
Moore Corp., Ltd. ..........................................   5,394     106,194
Morgan (J.P.) & Co., Inc. ..................................  11,293   1,178,706
Morgan St Dean Witter Discover..............................  35,125   1,512,570
Morton International, Inc. .................................   8,584     259,129
Motorola, Inc. .............................................  36,427   2,768,452
NACCO Industries, Inc. Cl A.................................     503      28,388
Nalco Chemical Co. .........................................   4,092     158,053
National City Corp. ........................................  13,522     709,905
National Semiconductor Corp. ...............................   8,663     265,304
National Service Industries.................................   2,766     134,669
NationsBank Corp. ..........................................  44,747   2,886,181
Navistar International Corp. ...............................   4,499      77,607
New York Times Co. Cl A ....................................   5,866     290,367
Newell Co. .................................................   9,750     386,343
Newmont Mining Corp. .......................................   9,570     373,230
Niagara Mohawk Power Corp. .................................   8,851      75,786
Nicor, Inc. ................................................   2,998     107,553
Nike, Inc. Cl B.............................................  17,698   1,033,120
NorAm Energy Corp. .........................................   8,474     129,228
Nordstrom, Inc. ............................................   4,881     239,474
Norfolk Southern Corp. .....................................   7,690     774,767
Northern States Power Co. ..................................   4,233     219,057
Northern Telecom, Ltd. .....................................  15,937   1,450,267
Northrop Grumman Corp. .....................................   3,557     312,349
Norwest Corp. ..............................................  22,903   1,288,293
Novell, Inc. ...............................................  21,263     147,512
Nucor Corp. ................................................   5,385     304,252
NYNEX Corp. ................................................  26,988   1,555,183
Occidental Petroleum Corp. .................................  20,216     506,663
Ohio Edison Co. ............................................   9,352     203,990
Oneok, Inc. ................................................   1,705      54,879
Oracle Corp. ...............................................  40,052   2,017,619
Oryx Energy Co. ............................................   6,456     136,383
Owens Corning...............................................   3,265     140,803
Paccar, Inc. ...............................................   4,767     221,367
Pacific Enterprises.........................................   5,107     171,722
PacifiCorp .................................................  18,123     398,706
Pall Corp. .................................................   7,752     180,234
Parametric Technology Co. ..................................   7,819     332,796
Parker Hannifin Corp. ......................................   4,564     276,977
Peco Energy Co. ............................................  13,641     286,461
Penney (J.C.) Co., Inc. ....................................  15,141     790,170
Pennzoil Co. ...............................................   2,878     220,886
Peoples Energy Corp. .......................................   2,144      80,266
Pep Boys-Manny, Moe & Jack..................................   3,732     127,121
Pepsico, Inc. ..............................................  93,930   3,528,245
Perkin-Elmer Corp. .........................................   2,685     213,625
Pfizer, Inc. ...............................................  39,575   4,729,212
PG & E Corp. ...............................................  25,062     607,753
Pharmacia & Upjohn, Inc. ...................................  31,111   1,081,107
Phelps Dodge Corp. .........................................   3,796     323,371

                                                             NUMBER OF  MARKET
                                                              SHARES   VALUE($)
                                                             --------- ---------
Phillip Morris Cos., Inc. ..................................  148,879  6,606,505
Phillips Petroleum Co. .....................................   16,159    706,956
Pioneer Hi-Bred Intl., Inc. ................................    5,040    403,200
Pitney Bowes, Inc. .........................................    8,934    620,913
Placer Dome, Inc. ..........................................   14,681    240,401
PNC Bank Corp. .............................................   19,721    820,886
Polaroid Corp. .............................................    2,753    152,791
Potlatch Corp. .............................................    1,771     80,137
PP&L Resources, Inc. .......................................   10,064    200,651
PPG Industries, Inc. .......................................   11,050    642,281
Praxair, Inc. ..............................................    9,666    541,296
Proctor & Gamble Co. .......................................   41,521  5,864,841
Providian Financial Corp. ..................................    5,748    184,654
Public Svc. Enterprise Group................................   14,218    355,450
Pulte Corp. ................................................    1,284     44,378
Quaker Oats Co. ............................................    8,361    375,199
Ralston Purina Co. .........................................    6,521    535,944
Raychem Corp. ..............................................    2,674    198,878
Raytheon Co. ...............................................   14,484    738,684
Reebok International Ltd. ..................................    3,441    161,511
Republic New York Corp. ....................................    3,334    358,405
Reynold's Metals Co. .......................................    4,479    319,128
Rite-Aid Corp. .............................................    7,528    375,459
Rockwell Intl., Corp. ......................................   13,061    773,047
Rohm & Haas Co. ............................................    3,807    342,867
Rowan Cos., Inc. ...........................................    5,256    148,153
Royal Dutch Petro Co.--NY Shr ..............................  133,150  7,240,031
Rubbermaid, Inc. ...........................................    9,190    273,402
Russell Corp. ..............................................    2,235     66,211
Ryder System, Inc. .........................................    4,682    154,506
Safeco Corp. ...............................................    7,743    361,501
Safety-Kleen Corp. .........................................    3,572     60,277
Salomon, Inc. ..............................................    6,627    368,626
Santa Fe Energy Resources, Inc .............................    6,118     89,858
Sara Lee Corp. .............................................   29,443  1,225,564
SBC Communications, Inc. ...................................   55,917  3,459,864
Schering-Plough Corp. ......................................   44,852  2,147,289
Schlumberger, Ltd. .........................................   15,131  1,891,375
Scientific-Atlanta, Inc. ...................................    4,753    103,971
Seagate Technology, Inc. ...................................   15,032    528,938
Seagram, Ltd. ..............................................   22,727    914,761
Sears Roebuck & Co. ........................................   24,028  1,291,505
Service Corp. International.................................   14,672    482,342
Shared Medical Systems Corp. ...............................    1,525     82,350
Sherwin-Williams Co. .......................................   10,564    326,163
Sigma Aldrich Corp. ........................................    6,137    215,178
Silicon Graphics, Inc. .....................................   10,850    162,750
Snap-On, Inc. ..............................................    3,733    146,986
Sonat, Inc. ................................................    5,274    270,292
Southern Co. ...............................................   41,785    914,046
Southwest Airlines Co. .....................................    8,924    230,908
Springs Industries, Inc. Cl A...............................    1,236     65,199
Sprint Corp. ...............................................   26,393  1,388,931

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                           JUNE 30, 1997 (UNAUDITED)

                                                             NUMBER OF  MARKET
                                                              SHARES   VALUE($)
                                                             --------- ---------
INDEXED ASSETS (CONT'D):
------------------------
St. Jude Medical, Inc. .....................................   5,603     218,517
St. Paul Companies (The)....................................   5,125     390,781
Stanley Works...............................................   5,451     218,040
Stone Container Corp. ......................................   6,088      87,134
Stride Rite Corp. ..........................................   3,000      38,625
Sun Co., Inc. ..............................................   4,474     138,694
Sun Microsystems, Inc. .....................................  22,611     841,554
Suntrust Banks, Inc. .......................................  13,514     744,114
Supervalu, Inc. ............................................   4,102     141,519
Sysco Corp. ................................................  10,691     390,221
Tandem Computers, Inc. .....................................   7,102     143,815
Tandy Corp. ................................................   3,328     186,368
Tektronix, Inc. ............................................   2,040     122,400
Tele-Communications, Inc. Cl A..............................  40,705     605,486
Tellabs, Inc. ..............................................  11,074     618,759
Temple-Inland, Inc. ........................................   3,398     183,492
Tenet Healthcare Corp. .....................................  18,480     546,315
Tenneco, Inc. ..............................................  10,496     474,288
Texaco, Inc. ...............................................  16,160   1,757,400
Texas Instruments, Inc. ....................................  11,716     984,876
Texas Utilities Co. ........................................  13,768     474,135
Textron, Inc. ..............................................  10,109     670,984
Thermo Electron Corp. ......................................   9,204     316,387
Thomas & Betts Corp. .......................................   3,311     174,034
Time Warner, Inc. ..........................................  34,265   1,653,286
Times Mirror Co. Cl A.......................................   5,861     323,820
Timken Co. .................................................   3,830     136,204
TJX Cos., Inc. .............................................   9,614     253,569
Torchmark Corp. ............................................   4,281     305,021
Toys R Us, Inc. ............................................  17,515     613,025
Transamerica Corp. .........................................   4,062     380,050
Travelers Group, Inc. ......................................  39,315   2,479,302
Tribune Co. ................................................   7,524     361,622
TRW, Inc. ..................................................   7,662     435,297
Tupperware Corp ............................................   3,775     137,787
Tyco International Ltd. ....................................  10,320     717,885
U.S. Bancorp................................................   9,043     579,882
U.S. Surgical Corp. ........................................   4,483     166,991
U.S. West Communications Group..............................  37,171     752,712
U.S. West Communications Group..............................  29,381   1,107,296
Unicom Corp. ...............................................  13,258     294,990

                                                           NUMBER OF   MARKET
                                                            SHARES    VALUE($)
                                                           --------- -----------
Unilever N.V. ............................................    9,810    2,138,580
Union Camp Corp. .........................................    4,245      212,250
Union Carbide Corp. ......................................    7,692      362,004
Union Electric Co. .......................................    6,260      235,923
Union Pacific Corp. ......................................   15,135    1,067,017
Union Pacific Resources Grp ..............................   15,556      386,955
Unisys Corp. .............................................   10,717       81,717
United Healthcare Corp. ..................................   11,416      593,632
United Technologies Corp. ................................   14,521    1,205,243
Unocal Corp. .............................................   15,302      593,908
UNUM Corp. ...............................................    8,554      359,268
US Airways Group Inc. ....................................    4,820      168,700
USF&G Corp. ..............................................    6,767      162,408
UST, Inc. ................................................   11,256      312,354
USX-Marathon Group .......................................   17,638      509,297
USX-U.S. Steel Group, Inc. ...............................    5,248      184,008
V F Corp. ................................................    3,918      332,050
Viacom, Inc. .............................................   21,612      648,360
W.R. Grace & Co. .........................................    4,451      245,361
Wachovia Corp. ...........................................    9,903      577,468
Wal-Mart Stores, Inc. ....................................  138,872    4,695,609
Walgreen Co. .............................................   15,088      809,094
Warner-Lambert Co. .......................................   16,634    2,066,774
Waste Management Inc. ....................................   27,768      892,047
Wells Fargo & Co. ........................................    5,481    1,477,129
Wendy's International, Inc. ..............................    8,051      208,822
Western Atlas, Inc. ......................................    3,296      241,432
Westinghouse Electric Corp. ..............................   38,959      900,926
Westvaco Corp. ...........................................    6,249      196,452
Weyerhaeuser Co. .........................................   12,152      631,904
Whirlpool Corp. ..........................................    4,565      249,077
Whitman Corp. ............................................    6,227      149,448
Willamette Industries, Inc. ..............................    3,394      237,580
Williams Cos., Inc. ......................................    9,717      425,118
Winn-Dixie Stores, Inc. ..................................    9,134      340,241
Woolworth Corp. ..........................................    8,224      197,376
WorldCom, Inc. ...........................................   54,728    1,751,296
Worthington Industries, Inc. .............................    5,923      108,464
Wrigley (Wm.) Jr. Co. ....................................    7,123      477,241
Xerox Corp. ..............................................   19,839    1,564,801
                                                                     -----------
TOTAL INDEXED ASSETS--
 COMMON STOCKS
 (Cost: $231,909,977) 59.9%......................................... 416,382,502
                                                                     -----------

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                           JUNE 30, 1997 (UNAUDITED)

                                          DISCOUNT            FACE
                                          RATE(%)  MATURITY VALUE($)  VALUE($)
                                          -------- -------- -------- -----------
INDEXED ASSETS (CONT'D):
------------------------
SHORT-TERM DEBT SECURITIES
U.S. Government (0.1%)
 U.S. Treasury Bill......................   4.93   9/25/97   75,000       74,086
 U.S. Treasury Bill......................   5.02   8/14/97  310,000      308,085
 U.S. Treasury Bill......................   4.75   7/31/97  320,000      318,729
                                                                     -----------
                                                                         700,900
                                                                     -----------
Commercial Paper (0.1%)
 Merrill Lynch & Co., Inc................   6.20    7/1/97  440,000      440,000
                                                                     -----------
TOTAL SHORT-TERM DEBT SECURITIES
 (Cost: $1,140,929) 0.2%............................................   1,140,900
                                                                     -----------
TOTAL INDEXED ASSETS
 (Cost: $233,050,906) 60.1%......................................... 417,523,402
                                                                     -----------

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                           JUNE 30, 1997 (UNAUDITED)

                                                            NUMBER OF   MARKET
                                                             SHARES    VALUE($)
                                                            --------- ----------
ACTIVE ASSETS:
--------------
COMMON STOCKS
Basic Materials (0.9%)
 Atchison Casting Corp.*...................................   46,000     764,750
 Delta & Pine Land Co. ....................................   85,000   3,028,125
 Kaiser Aluminum Corp.*....................................   25,000     306,250
 Morton International, Inc.*...............................   51,800   1,563,712
 Titanium Metals Corporation...............................   11,900     376,337
                                                                      ----------
                                                                       6,039,174
                                                                      ----------
Consumer, Cyclical (10.1%)
 American Greetings Corp. Cl A.............................   56,300   2,090,137
 Barnes & Noble, Inc.*.....................................    8,100     348,300
 Big Flower Press Hldgs, Inc.*.............................   14,900     309,175
 Borg-Warner Automotive, Inc. .............................   89,000   4,811,562
 Callaway Golf Co. ........................................  165,000   5,857,500
 Cinar Films, Inc. Cl B....................................   35,300   1,147,250
 Coach USA, Inc.*..........................................   42,000   1,115,625
 Coleman Company, Inc.*....................................   73,600   1,269,600
 Eastman Kodak Co. ........................................   18,555   1,424,096
 Fairfield Communities, Inc.*..............................   35,000   1,176,875
 Fine Host Corp.*..........................................   29,000     913,500
 Finlay Enterprises, Inc.*.................................  101,000   1,780,125
 Fred Meyer, Inc.*.........................................   13,700     708,118
 Gannett, Inc. ............................................   17,600   1,738,000
 Golden Bear Golf, Inc.*...................................   74,500     884,687
 Gymboree Corp. ...........................................   10,000     240,000
 Jones Apparel Group, Inc.*................................   13,800     658,950
 Masco Corp. ..............................................   39,300   1,640,775
 May Department Stores Co. ................................   30,100   1,422,225
 Michaels Stores, Inc.*....................................   14,500     307,218
 Midwest Express Holdings, Inc.*...........................   97,500   2,669,062
 Nautica Enterprises, Inc.*................................   39,000   1,031,062
 Nordstrom, Inc. ..........................................   43,000   2,109,687
 Prime Hospitality Corp.*..................................   35,000     691,250
 Ryanair Holdings PLC--ADR*................................   50,500   1,369,812
 Ryder System, Inc. .......................................   39,500   1,303,500
 Sotheby's Holdings*.......................................   20,500     345,937
 St. John Knits, Inc. .....................................  191,200  10,324,800
 Stage Stores, Inc.*.......................................   14,400     376,200
 Sunbeam, Corp. ...........................................   28,800   1,087,200
 The Men's Wearhouse, Inc. ................................   15,000     472,500
 Tiffany & Co. ............................................  165,000   7,620,937
 TJX Cos., Inc. ...........................................   39,000   1,028,625
 Tommy Hilfiger Corp.*.....................................   21,400     860,012
 Tower Automotive, Inc.*...................................  127,000   5,461,000
 Wendy's International, Inc.*..............................   72,000   1,867,500
 Xerox Corp. ..............................................   25,100   1,979,762
                                                                      ----------
                                                                      70,442,564
                                                                      ----------
Consumer, Non-Cyclical (2.6%)
 American Stores Co. ......................................   47,800   2,360,125
 Anheuser Busch Cos., Inc. ................................   37,500   1,572,656

                                                            NUMBER OF   MARKET
                                                             SHARES    VALUE($)
                                                            --------- ----------
 Bed Bath & Beyond, Inc.*..................................   33,500   1,017,562
 Biochem Pharma, Inc. .....................................    5,000     111,250
 Chiquita Brands Intl., Inc. ..............................   28,500     391,875
 Conagra, Inc. ............................................   32,000   2,052,000
 Dominick's Supermarkets, Inc.*............................   29,500     785,437
 DURA Pharmaceuticals, Inc.*...............................   15,000     598,125
 ESC Medical Systems Ltd.*.................................   21,200     540,600
 Express Scripts, Inc-CL A*................................   18,400     768,200
 Helen of Troy Ltd.*.......................................   12,500     320,312
 Hologic, Inc.*............................................   11,200     298,200
 JP Foodservice, Inc.*.....................................   23,000     659,812
 Kellwood, Co.*............................................   20,500     568,875
 Lincare Holdings, Inc. ...................................   14,000     602,000
 Mentor Corp. .............................................   27,200     805,800
 Morningstar Group, Inc. ..................................   19,000     558,125
 Phillip Morris Cos., Inc. ................................   62,100   2,755,687
 Warnaco Group, Inc. Cl A..................................   20,300     647,062
 Whole Foods Marker, Inc.*.................................   25,900     857,937
                                                                      ----------
                                                                      18,271,640
                                                                      ----------
Energy (2.0%)
 Elf Aquitaine--ADR........................................   45,500   2,476,906
 Global Industries Ltd. ...................................   14,400     336,375
 Kerr-McGee Corp. .........................................   19,200   1,216,800
 Mobil Corp. ..............................................   22,000   1,537,250
 Newpark Resources Inc. ...................................   60,000   2,025,000
 Oceaneering Int'l, Inc.*..................................  130,000   2,405,000
 Repsol S.A. ADR...........................................   34,600   1,468,337
 Union Pacific Resources Grp ..............................   57,000   1,417,875
 Varco International, Inc.* ...............................   28,800     928,800
                                                                      ----------
                                                                      13,812,343
                                                                      ----------
Financial (4.9%)
 Aegon N.V. ...............................................   12,642     885,697
 Ahmanson (H.F.) & Co. ....................................   34,951   1,502,893
 American Int'l. Group, Inc. ..............................   29,300   4,376,687
 Aon Corp. ................................................   31,500   1,630,125
 Beneficial Corp. .........................................   17,000   1,208,062
 Citicorp..................................................   49,000   5,907,562
 CMAC Investment Corporation...............................   24,000   1,146,000
 First Bank System, Inc. ..................................   20,000   1,707,500
 INMC Mortgage Holdings, Inc. .............................   55,600   1,330,925
 Keystone Financial, Inc. .................................   74,750   2,335,937
 Loews Corp. ..............................................   15,900   1,591,987
 National Golf Properties, Inc. ...........................   50,000   1,737,500
 NationsBank Corp. ........................................   36,000   2,322,000
 Patriot American Hospitality..............................   30,000     765,000
 Providian Financial Corp.* ...............................   29,100     934,837
 Summit Bancorp............................................   30,600   1,533,825
 The Money Store, Inc. ....................................   39,500   1,133,156
 Vesta Insurance Group, Inc. ..............................   17,000     735,250
 Weeks Corp.*..............................................   45,000   1,406,250
                                                                      ----------
                                                                      34,191,193
                                                                      ----------

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                           JUNE 30, 1997 (UNAUDITED)

                                                            NUMBER OF   MARKET
                                                             SHARES    VALUE($)
                                                            --------- ----------
ACTIVE ASSETS (CONT'D):
-----------------------
Industrial (5.9%)
 AGCO Corp. ...............................................   80,000   2,875,000
 American Disposal Serv., Inc. ............................   15,200     342,000
 Applied Materials, Inc. ..................................   47,300   3,349,431
 Aviall, Inc. .............................................   81,900   1,146,600
 Burlington Northern Santa Fe..............................   17,711   1,591,776
 Cambridge Tech. Partners, Inc. ...........................   11,600     371,200
 Checkfree Corp.*..........................................   70,000   1,233,750
 COLTEC INDS.*.............................................   15,000     292,500
 Comfort Systems USA, Inc.*................................   24,900     389,062
 Crown Cork & Seal Co., Inc. ..............................   26,400   1,410,750
 Expeditors Int'l Wash., Inc. .............................   10,000     283,750
 First Data Corp. .........................................   71,000   3,119,562
 Foster Wheeler Corp. .....................................   38,500   1,559,250
 G & K Services, Inc. Cl A.................................   35,000   1,303,750
 Greenfield Industries Inc. ...............................   49,000   1,323,000
 Hardinge, Inc. ...........................................   90,000   2,632,500
 Hvide Marine, Inc.*.......................................   15,400     340,725
 Keane, Inc.*..............................................   12,400     644,800
 Knightsbridge Tankers Ltd. ...............................   37,500     946,875
 Kulicke and Soffa Industries*.............................   18,200     590,932
 Morrison Knudsen, Corp.*..................................   45,500     619,937
 New Holland NV ...........................................   67,000   1,834,125
 Ogden Corp.*..............................................   22,500     489,375
 Pall Corp.................................................   65,000   1,511,250
 Pameco Corp.*.............................................   36,300     644,325
 QuickResponse Services, Inc.*.............................   32,900   1,192,625
 Sealed Air Corp.*.........................................   60,000   2,850,000
 Union Pacific Corp. ......................................   24,200   1,706,100
 United Waste Systems, Inc. ...............................   18,300     750,300
 USA Waste Services, Inc. .................................   17,100     660,487
 Valmont Industries........................................   42,700     811,300
 Whittman-Hart, Inc.*......................................   14,600     410,625
 Wyman-Gordon Co.*.........................................   24,000     648,000
 York International Corp. .................................   32,000   1,472,000
                                                                      ----------
                                                                      41,347,662
                                                                      ----------
Technology (11.6%)
 3Com Corp.*...............................................  180,475   8,121,375
 Acuson Corp.*.............................................   34,000     782,000
 Adaptec, Inc.*............................................    8,800     305,800
 Advancrd Fibre Comm, Inc.*................................   11,500     694,312
 ASM Lithography Holding NV*...............................   15,400     900,900

                                                           NUMBER OF   MARKET
                                                            SHARES    VALUE($)
                                                           --------- -----------
 Atmel Corp. .............................................  100,600    2,816,800
 Auspex Systems, Inc.*....................................   17,800      171,325
 Ballard Medical Products*................................   55,000    1,103,437
 BE Aerospace, Inc.*......................................   27,400      866,525
 Boston Technology Inc.*..................................   70,000    2,069,375
 CBT Group PLC*...........................................   25,800    1,628,625
 Cisco Systems, Inc. .....................................  142,500    9,565,312
 Citrix Systems, Inc.*....................................   10,000      438,750
 Compaq Computer Corp. ...................................   62,500    6,203,125
 Curative Health Services Inc.*...........................   25,200      724,500
 Digital Microwave Corp.*.................................   34,400    1,032,000
 E*Trade Group, Inc.*.....................................   51,800    1,016,575
 Electronics For Imaging, Inc.*...........................   31,000    1,464,750
 Hooper Holmes, Inc.*.....................................   34,000      779,875
 INCYTE Pharmaceuticals, Inc.*............................   19,000    1,273,000
 Intel Corp. .............................................   62,000    8,792,375
 Intl. Business Machines Corp. ...........................   26,552    2,394,658
 Linear Technology Corp. .................................   88,700    4,590,225
 Logicon, Inc. ...........................................   15,100      800,300
 Maxim Integrated Products, Inc ..........................   64,500    3,668,437
 Parametric Technology Co.*...............................   58,000    2,468,625
 Raytheon Co.*............................................   46,576    2,375,376
 Saville Systems Irel- SP ADR*............................   15,800      821,600
 Structural Dynamics Research*............................   51,000    1,338,750
 Sun Microsystems, Inc. ..................................  200,000    7,443,770
 Sungard Data Sys Inc.*...................................   16,200      753,300
 Technology Solutions Company*............................   17,000      671,500
 Tellabs, Inc. ...........................................   26,000    1,452,750
 Waters Corp.*............................................    6,000      215,250
 Xilinx, Inc. ............................................   17,000      834,062
                                                                     -----------
                                                                      80,579,339
                                                                     -----------
Utilities (1.2%)
 British Telecom PLC-Spon ADR.............................   10,000      742,500
 Duke Energy Corp. .......................................   50,236    2,408,171
 Edison International.....................................   38,000      945,250
 MCI Communications Corp. ................................   48,300    1,848,986
 SBC Communications, Inc. ................................   27,000    1,670,625
 Tele Danmark A/S-ADR.....................................   22,500      587,812
                                                                     -----------
                                                                       8,203,344
                                                                     -----------
TOTAL ACTIVE ASSETS--
 COMMON STOCKS
 (Cost: $178,761,032) 39.2%......................................... 272,887,259
                                                                     -----------

-------
* Non-income producing security.

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                           JUNE 30, 1997 (UNAUDITED)

                                                          FACE
                                       RATE(%) MATURITY VALUE($)    VALUE($)
                                       ------- -------- --------- ------------
ACTIVE ASSETS (CONT'D):
-----------------------
SHORT-TERM DEBT SECURITIES:
U.S. Government (0.4%)
 U.S. Treasury Bill...................  5.00   7/31/97  2,000,000    1,991,660
 U.S. Treasury Bill...................  4.81   7/10/97    101,000      100,879
 U.S. Treasury Bill...................  4.82   7/24/97    600,000      598,149
                                                                  ------------
                                                                     2,690,688
                                                                  ------------
Commercial Paper (0.3%)
 Merrill Lynch & Co., Inc.............  5.56    7/2/97    600,000      599,907
 Merrill Lynch & Co., Inc.............  6.20    7/1/97    128,000      128,000
 Sony Capital Corp....................  6.20    7/1/97  1,738,000    1,738,000
                                                                  ------------
                                                                     2,465,907
                                                                  ------------
TOTAL ACTIVE ASSETS--SHORT-TERM DEBT
 SECURITIES
 (Cost: $5,156,595) 0.7%.........................................    5,156,595
                                                                  ------------
TOTAL ACTIVE ASSETS
 (Cost: $183,917,627) 39.9%......................................  278,043,854
                                                                  ------------
TOTAL INVESTMENTS
 (Cost: $416,968,533) 100.0%..................................... $695,567,256
                                                                  ============

-------
FUTURES CONTRACTS OUTSTANDING AS OF JUNE 30, 1997

                                                     UNDERLYING FACE UNREALIZED
                                     EXPIRATION DATE AMOUNT AT VALUE   (LOSS)
                                     --------------- --------------- ----------
PURCHASED
15 SP 500 Stock Index Futures
 Contracts.......................... September 1997    $6,676,875     $(61,425)
                                                       ==========     ========

The face value of futures purchased and outstanding as percentage of total investment in securities--1.0%.

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                           JUNE 30, 1997 (UNAUDITED)

                                                            NUMBER OF  MARKET
                                                             SHARES   VALUE($)
                                                            --------- ---------
INDEXED ASSETS:
---------------
COMMON STOCKS
3Com Corp. ................................................   8,460     380,700
Abbott Laboratories........................................  19,720   1,316,310
Adobe Systems, Inc. .......................................   1,820      63,813
Advanced Micro Devices, Inc. ..............................   3,580     128,880
Aeroquip-Vickers Inc. .....................................     710      33,547
Aetna, Inc. ...............................................   3,850     394,143
Ahmanson (H.F.) & Co. .....................................   2,560     110,080
Air Products & Chemicals Corp. ............................   2,800     227,500
Airtouch Communications, Inc. .............................  12,820     350,947
Alberto Culver Co. Cl B....................................   1,430      40,040
Albertson's, Inc. .........................................   6,390     233,235
Alcan Aluminum Ltd. .......................................   5,790     200,840
Allegheny Teledyne Inc. ...................................   4,480     120,960
Allergan, Inc. ............................................   1,670      53,126
AlliedSignal, Inc. ........................................   7,210     605,640
Allstate Corp. ............................................  11,240     820,520
Alltel Corp. ..............................................   4,750     158,828
Aluminum Co. of America....................................   4,430     333,911
Alza Corp. ................................................   2,170      62,930
Amdahl Corp. ..............................................   3,130      27,583
Amerada Hess Corp. ........................................   2,370     131,683
American Electric Power Co. ...............................   4,810     202,020
American Express Co. ......................................  12,050     897,725
American General Corp. ....................................   6,156     293,926
American Greetings Corp. Cl A..............................   1,910      70,908
American Home Products Corp. ..............................  16,410   1,255,365
American Int'l. Group, Inc. ...............................  11,970   1,788,018
American Stores Co. .......................................   3,720     183,675
Ameritech Corp. ...........................................  14,000     951,125
Amgen, Inc. ...............................................   6,750     392,343
Amoco Corp. ...............................................  12,600   1,095,412
Amp, Inc. .................................................   5,600     233,800
AMR Corp. .................................................   2,320     214,600
Andrew Corp. ..............................................   2,320      65,250
Anheuser Busch Cos., Inc. .................................  12,650     530,509
Aon Corp. .................................................   4,240     219,420
Apple Computer, Inc. ......................................   3,220      45,885
Applied Materials, Inc. ...................................   4,620     327,153
Archer Daniels Midland Co. ................................  13,600     319,600
Armco, Inc. ...............................................   2,730      10,578
Armstrong World Inds., Inc. ...............................   1,040      76,310
Asarco, Inc. ..............................................   1,090      33,381
Ashland, Inc. .............................................   1,890      87,648
AT&T Corp. ................................................  41,420   1,452,288
Atlantic Richfield Co. ....................................   8,210     578,805
Autodesk, Inc. ............................................   1,220      46,741
Automatic Data Processing, Inc. ...........................   7,460     350,620
AutoZone, Inc. ............................................   3,840      90,480
Avery Dennison Corp. ......................................   2,640     105,930
Avon Products, Inc. .......................................   3,370     237,795
Baker Hughes, Inc. ........................................   3,710     143,530

                                                             NUMBER OF  MARKET
                                                              SHARES   VALUE($)
                                                             --------- ---------
Ball Corp. .................................................     770      23,148
Baltimore Gas & Electric Co. ...............................   3,760     100,345
Banc One Corp. .............................................  14,600     707,187
Bank of New York, Inc. .....................................   9,870     429,345
BankAmerica Corp. ..........................................  18,080   1,167,290
BankBoston Corp. ...........................................   3,740     269,513
Bankers Trust New York Corp. ...............................   1,980     172,260
Bard (C.R.), Inc. ..........................................   1,460      53,016
Barnett Banks, Inc. ........................................   5,070     266,175
Barrick Gold Corp. .........................................   9,500     209,000
Battle Mountain Gold Co. ...................................   5,850      33,271
Bausch & Lomb, Inc. ........................................   1,420      66,917
Baxter International, Inc. .................................   7,080     369,930
Bay Networks, Inc. .........................................   5,070     134,671
Becton Dickinson & Co. .....................................   3,110     157,443
Bell Atlantic Corp. ........................................  11,160     846,765
BellSouth Corp. ............................................  25,300   1,173,287
Bemis Co. ..................................................   1,350      58,387
Beneficial Corp. ...........................................   1,370      97,355
Bethlehem Steel Corp. ......................................   2,860      29,851
Beverly Enterprises, Inc. ..................................   2,520      40,950
Biomet, Inc. ...............................................   2,840      52,895
Black & Decker Corp. .......................................   2,410      89,621
Block (H & R), Inc. ........................................   2,650      85,462
Boeing Co. .................................................  18,370     974,758
Boise Cascade Corp. ........................................   1,240      43,787
Boston Scientific Corp. ....................................   4,970     305,344
Briggs & Stratton Corp. ....................................     650      32,500
Bristol-Myers Squibb Co. ...................................  25,490   2,064,690
Brown-Forman Corp. Cl B.....................................   1,760      85,910
Browning Ferris Inds., Inc. ................................   5,420     180,215
Brunswick Corp. ............................................   2,530      79,062
Burlington Northern Santa Fe................................   3,929     353,118
Burlington Resources, Inc. .................................   3,180     140,317
Cabletron Systems, Inc. ....................................   3,970     112,400
Caliber System, Inc. .......................................     990      36,877
Campbell Soup Co. ..........................................  11,850     592,500
Cardinal Health, Inc. ......................................   2,770     158,582
Carolina Power & Light Co. .................................   3,850     138,118
Case Corp. .................................................   1,890     130,173
Caterpillar, Inc. ..........................................   4,810     516,473
Centex Corp. ...............................................     740      30,062
Central & South West Corp. .................................   5,410     114,962
Ceridian Corp. .............................................   2,050      86,612
Champion International Corp. ...............................   2,440     134,810
Charles Schwab Corp. .......................................   4,460     181,466
Charming Shoppes, Inc. .....................................   2,690      14,038
Chase Manhattan Corp. ......................................  10,990   1,066,716
Chevron Corp. ..............................................  16,660   1,231,798
Chrysler Corp. .............................................  17,540     575,531
Chubb Corp. ................................................   4,460     298,262
CIGNA Corp. ................................................   1,890     335,475
Cincinnati Milacron, Inc. ..................................   1,010      26,196

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                           JUNE 30, 1997 (UNAUDITED)

                                                           NUMBER OF   MARKET
                                                            SHARES    VALUE($)
                                                           --------- -----------
INDEXED ASSETS (CONT'D):
------------------------
Cinergy Corp. ............................................   4,020       139,946
Circuit City Group, Inc. .................................   2,500        88,906
Cisco Systems, Inc. ......................................  16,920     1,135,755
Citicorp .................................................  11,810     1,423,843
Clorox Co. ...............................................   1,320       174,240
Coastal Corp. ............................................   2,700       143,606
Coca-Cola Co. ............................................  63,190     4,265,325
Cognizant Corp. ..........................................   4,270       172,935
Colgate-Palmolive Co. ....................................   7,520       490,680
Columbia Gas System, Inc. ................................   1,410        92,002
Columbia HCA Healthcare Corp. ............................  17,020       669,098
Comcast Corp. Cl A........................................   8,300       177,412
Comerica, Inc. ...........................................   2,690       182,920
Compaq Computer Corp. ....................................   7,000       694,750
Computer Associates Intl., Inc ...........................   9,260       515,666
Computer Sciences Corp. ..................................   1,950       140,643
Conagra, Inc. ............................................   6,090       390,521
Conseco, Inc. ............................................   4,670       172,790
Consolidated Edison Co NY, Inc. ..........................   5,990       176,330
Consolidated Natural Gas Co. .............................   2,420       130,226
Cooper Industries.........................................   3,020       150,245
Cooper Tire & Rubber Co. .................................   2,010        44,220
Coors (Adolph) Co. Cl B...................................     950        25,293
CoreStates Financial Corp. ...............................   5,270       283,262
Corning, Inc. ............................................   5,850       325,406
Costco Co ................................................   5,380       176,867
Countrywide Credit Industries.............................   2,660        82,958
CPC International, Inc. ..................................   3,660       337,863
Crane Co. ................................................   1,170        48,920
Crown Cork & Seal Co., Inc. ..............................   3,280       175,275
CSX Corp. ................................................   5,550       308,025
CUC International, Inc. ..................................  10,410       268,708
Cummins Engine, Inc. .....................................     970        68,445
CVS Corp. ................................................   4,260       218,325
Cyprus Amax Minerals Co. .................................   2,380        58,310
Dana Corp. ...............................................   2,630        99,940
Darden Restaurants, Inc. .................................   3,900        35,343
Data General Corp. .......................................   1,030        26,780
Dayton Hudson Corp. ......................................   5,530       294,126
Deere & Co. ..............................................   6,510       357,236
Dell Computer Corp. ......................................   4,270       501,458
Delta Air Lines, Inc. ....................................   1,870       153,340
Deluxe Corp. .............................................   2,100        71,662
Digital Equipment Corp. ..................................   3,900       138,206
Dillard Inc. .............................................   2,900       100,412
Disney (Walt) Co. ........................................  17,210     1,381,102
Dominion Resources, Inc. .................................   4,700       172,137
Donnelley (R.R.) & Sons Co. ..............................   3,730       136,611
Dover Corp. ..............................................   2,860       175,890
Dow Chemical Co. .........................................   5,950       518,393
Dow Jones & Co., Inc. ....................................   2,440        98,057
Dresser Industries, Inc. .................................   4,490       167,252

                                                           NUMBER OF   MARKET
                                                            SHARES    VALUE($)
                                                           --------- -----------
DSC Communications Corp. .................................   2,990        66,527
DTE Energy Co. ...........................................   3,700       102,212
Du Pont (E.I.) De Nemours.................................  28,780     1,809,542
Duke Energy Corp. ........................................   9,160       439,099
Dun & Bradstreet Corp. ...................................   4,360       114,450
Eastern Enterprises.......................................     520        18,037
Eastman Chemical Co. .....................................   2,000       127,000
Eastman Kodak Co. ........................................   8,390       643,932
Eaton Corp. ..............................................   1,970       172,005
Echlin, Inc. .............................................   1,590        57,240
Echo Bay Mines, Ltd. .....................................   3,550        20,412
Ecolab, Inc. .............................................   1,650        78,787
Edison International......................................  10,450       259,943
EG&G, Inc. ...............................................   1,170        26,325
EMC Corp. ................................................   6,270       244,530
Emerson Electric Co. .....................................  11,350       624,959
Engelhard Corp. ..........................................   3,680        77,050
Enron Corp. ..............................................   6,500       265,281
Enserch Corp. ............................................   1,800        40,050
Entergy Corp. ............................................   6,060       165,892
Equifax, Inc. ............................................   3,850       143,171
Exxon Corp. ..............................................  63,290     3,892,335
Fannie Mae ...............................................  27,040     1,179,620
Federal Express Corp. ....................................   2,920       168,630
Federal Home Loan Mtge Corp. .............................  17,720       609,125
Federated Department Stores...............................   5,300       184,175
Fifth Third Bancorp ......................................   2,700       221,568
First Bank System, Inc. ..................................   3,400       290,275
First Chicago NBD Corp. ..................................   7,960       481,580
First Data Corp. .........................................  11,440       502,645
First Union Corp. ........................................   7,300       675,250
Fleet Financial Group, Inc. ..............................   6,680       422,510
Fleetwood Enterprises, Inc. ..............................     910        27,129
Fleming Cos., Inc. .......................................     960        17,280
Fluor Corp. ..............................................   2,140       118,101
FMC Corp. ................................................     950        75,465
Ford Motor Co. ...........................................  30,330     1,144,957
Fortune Brands, Inc. .....................................   4,380       163,428
Foster Wheeler Corp. .....................................   1,040        42,120
FPL Group, Inc. ..........................................   4,650       214,190
Freeport-McMoran Copper Cl B .............................   5,110       159,048
Frontier Corp. ...........................................   4,180        83,338
Fruit of the Loom, Inc. ..................................   1,940        60,140
Gannett, Inc. ............................................   3,610       356,487
Gap, Inc. ................................................   6,980       271,347
General Dynamics Corp. ...................................   1,590       119,250
General Electric Co. .....................................  83,620     5,466,940
General Instrument Corp. .................................   3,490        87,250
General Mills, Inc. ......................................   4,110       267,663
General Motors Corp. .....................................  18,580     1,034,673
General Re Corp. .........................................   2,060       374,920
General Signal Corp. .....................................   1,280        55,840
Genuine Parts Co. ........................................   4,590       155,486

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                           JUNE 30, 1997 (UNAUDITED)

                                                             NUMBER OF  MARKET
                                                              SHARES   VALUE($)
                                                             --------- ---------
INDEXED ASSETS (CONT'D):
------------------------
Georgia Pacific Corp. ......................................   2,330     198,923
Giant Food, Inc. ...........................................   1,530      49,916
Giddings & Lewis, Inc. .....................................     810      16,908
Gillette Co. ...............................................  14,200   1,345,450
Golden West Financial Corp. ................................   1,460     102,200
Goodrich (B.F.) Co. ........................................   1,380      59,771
Goodyear Tire & Rubber Co. .................................   3,980     251,983
GPU Inc. ...................................................   3,070     110,136
Grainger (W.W.), Inc. ......................................   1,320     103,207
Great Atl. & Pac. Tea Co. ..................................     970      26,371
Great Lakes Chemical Corp. .................................   1,530      80,133
Great Western Financial Corp. ..............................   3,510     188,662
Green Tree Financial Corp. .................................   3,460     123,262
GTE Corp. ..................................................  24,340   1,067,917
Guidant Corp. ..............................................   1,890     160,650
Halliburton Co. ............................................   3,220     255,185
Harcourt General, Inc. .....................................   1,800      85,725
Harland (John H.) Co. ......................................     790      18,021
Harnischfeger Industries, Inc. .............................   1,260      52,290
Harrah's Entertainment, Inc. ...............................   2,620      47,160
Harris Corp. ...............................................   1,010      84,840
Hartford Financial Svs Grp, Inc ............................   3,000     248,250
Hasbro, Inc. ...............................................   3,260      92,502
HealthSouth Corp. ..........................................   8,740     217,953
Heinz (H.J.) Co. ...........................................   9,370     432,191
Helmerich & Payne, Inc. ....................................     640      36,880
Hercules, Inc. .............................................   2,560     122,560
Hershey Foods Corp. ........................................   3,890     215,165
Hewlett-Packard Co. ........................................  25,900   1,450,400
HFS Inc. ...................................................   4,030     233,740
Hilton Hotels Corp. ........................................   6,360     168,937
Home Depot, Inc. ...........................................  12,380     853,446
Homestake Mining Co. .......................................   3,750      48,984
Honeywell, Inc. ............................................   3,240     245,835
Household International, Inc. ..............................   2,480     291,245
Houston Industries, Inc. ...................................   5,960     127,767
Humana, Inc. ...............................................   4,150      95,968
Ikon Office Solutions ......................................   3,380      84,288
Illinois Tool Works, Inc. ..................................   6,350     317,103
Inco Ltd. ..................................................   4,240     127,465
Ingersoll Rand Co. .........................................   2,760     170,430
Inland Steel, Inc. .........................................   1,250      32,656
Intel Corp. ................................................  20,880   2,961,045
Intergraph Corp. ...........................................   1,220      10,370
International Paper Co. ....................................   7,670     372,474
Interpublic Group of Cos., Inc .............................   2,090     128,143
Intl. Business Machines Corp. ..............................  25,320   2,283,547
Intl. Flavors & Fragrances..................................   2,780     140,390
ITT Corp. ..................................................   2,970     181,355
ITT Industries, Inc. .......................................   3,020      77,765
James River Corp. of VA ....................................   2,200      81,400
Jefferson-Pilot Corp. ......................................   1,800     125,775

                                                             NUMBER OF  MARKET
                                                              SHARES   VALUE($)
                                                             --------- ---------
Johnson & Johnson ..........................................  33,950   2,185,531
Johnson Controls, Inc. .....................................   2,130      87,463
Jostens, Inc. ..............................................     990      26,482
Kaufman & Broad Home Corp. .................................     990      17,386
Kellogg Co. ................................................   5,300     453,812
Kerr-McGee Corp. ...........................................   1,220      77,317
KeyCorp ....................................................   5,700     318,487
Kimberly Clark Corp. .......................................  14,270     709,932
King World Productions, Inc. ...............................     950      33,250
Kmart Corp. ................................................  12,360     151,410
Knight-Ridder, Inc. ........................................   2,320     113,825
Kroger Corp. ...............................................   6,470     187,630
Laidlaw, Inc. Cl B .........................................   8,000     110,500
Lilly (Eli) & Co. ..........................................  14,160   1,547,865
Limited (The), Inc. ........................................   6,910     139,927
Lincoln National Corp. .....................................   2,630     169,306
Liz Claiborne, Inc. ........................................   1,800      83,925
Lockheed Martin Corp. ......................................   4,920     509,527
Loews Corp. ................................................   2,930     293,366
Longs Drug Stores, Inc. ....................................     990      25,925
Louisiana Land & Exploration................................     870      49,698
Louisiana-Pacific Corp. ....................................   2,790      58,938
Lowe's Companies, Inc. .....................................   4,410     163,721
LSI Logic Corp. ............................................   3,610     115,520
Lucent Technologies, Inc. ..................................  16,310   1,175,339
Mallinckrodt, Inc. .........................................   1,870      71,060
Manor Care, Inc. ...........................................   1,620      52,852
Marriott International, Inc. ...............................   3,230     198,241
Marsh & McLennan Cos., Inc. ................................   4,220     301,202
Masco Corp. ................................................   4,110     171,592
Mattel, Inc. ...............................................   7,430     251,691
May Department Stores Co. ..................................   6,040     285,390
Maytag Corp. ...............................................   2,490      65,051
MBIA Inc. ..................................................   1,100     124,093
MBNA Corp. .................................................   8,520     312,045
McDermott International Inc. ...............................   1,400      40,862
McDonald's Corp. ...........................................  17,580     849,333
McDonnell Douglas Corp. ....................................   5,350     366,475
McGraw-Hill Cos., Inc. .....................................   2,550     149,971
MCI Communications Corp. ...................................  17,510     670,305
Mead Corp. .................................................   1,330      82,792
Medtronic, Inc. ............................................   6,070     491,670
Mellon Bank Corp. ..........................................   6,600     297,825
Mercantile Stores, Inc. ....................................     940      59,161
Merck & Co., Inc. ..........................................  30,770   3,184,695
Meredith Corp. .............................................   1,360      39,440
Merrill Lynch & Co., Inc. ..................................   8,440     503,235
MGIC Investment Corp .......................................   3,010     144,291
Micron Technology, Inc. ....................................   5,360     214,065
Microsoft Corp. ............................................  30,550   3,860,756
Millipore Corp. ............................................   1,110      48,840
Minnesota Mining & Mfg. Co. ................................  10,610   1,082,220
Mobil Corp. ................................................  20,060   1,401,692

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                           JUNE 30, 1997 (UNAUDITED)

                                                           NUMBER OF   MARKET
                                                            SHARES    VALUE($)
                                                           --------- -----------
INDEXED ASSETS (CONT'D):
------------------------
Monsanto Co. .............................................  15,080       649,382
Moore Corp., Ltd. ........................................   2,240        44,100
Morgan (J.P.) & Co., Inc. ................................   4,700       490,562
Morgan St Dean Witter Discover............................  14,605       628,927
Morton International, Inc. ...............................   3,570       107,769
Motorola, Inc. ...........................................  15,150     1,151,400
NACCO Industries, Inc. Cl A...............................     210        11,851
Nalco Chemical Co. .......................................   1,700        65,662
National City Corp. ......................................   5,620       295,050
National Semiconductor Corp. .............................   3,600       110,250
National Service Industries...............................   1,150        55,990
NationsBank Corp. ........................................  18,610     1,200,345
Navistar International Corp. .............................   1,870        32,257
New York Times Co. Cl A...................................   2,440       120,780
Newell Co. ...............................................   4,050       160,481
Newmont Mining Corp. .....................................   3,983       155,337
Niagara Mohawk Power Corp. ...............................   3,680        31,510
Nicor, Inc. ..............................................   1,250        44,843
Nike, Inc. Cl B ..........................................   7,360       429,640
NorAm Energy Corp. .......................................   3,520        53,680
Nordstrom, Inc. ..........................................   2,030        99,596
Norfolk Southern Corp. ...................................   3,200       322,400
Northern States Power Co. ................................   1,760        91,080
Northern Telecom, Ltd. ...................................   6,630       603,330
Northrop Grumman Corp. ...................................   1,480       129,962
Norwest Corp. ............................................   9,520       535,500
Novell, Inc. .............................................   8,840        61,327
Nucor Corp. ..............................................   2,240       126,560
NYNEX Corp. ..............................................  11,220       646,552
Occidental Petroleum Corp. ...............................   8,410       210,775
Ohio Edison Co. ..........................................   3,890        84,850
Oneok, Inc. ..............................................     710        22,853
Oracle Corp. .............................................  16,660       839,247
Oryx Energy Co. ..........................................   2,680        56,615
Owens Corning ............................................   1,360        58,650
Paccar, Inc. .............................................   1,980        91,946
Pacific Enterprises ......................................   2,120        71,285
PacifiCorp ...............................................   7,540       165,880
Pall Corp. ...............................................   3,220        74,865
Parametric Technology Co. ................................   3,250       138,328
Parker Hannifin Corp. ....................................   1,900       115,306
Peco Energy Co. ..........................................   5,670       119,070
Penney (J.C.) Co., Inc. ..................................   6,300       328,781
Pennzoil Co. .............................................   1,200        92,100
Peoples Energy Corp. .....................................     890        33,319
Pep Boys-Manny, Moe & Jack................................   1,550        52,796
Pepsico, Inc. ............................................  39,060     1,467,191
Perkin-Elmer Corp. .......................................   1,120        89,110
Pfizer, Inc. .............................................  16,460     1,966,970
PG & E Corp. .............................................  10,420       252,685
Pharmacia & Upjohn, Inc. .................................  12,940       449,665
Phelps Dodge Corp. .......................................   1,580       134,596

                                                           NUMBER OF   MARKET
                                                            SHARES    VALUE($)
                                                           --------- -----------
Phillip Morris Cos., Inc. ................................  61,910     2,747,256
Phillips Petroleum Co. ...................................   6,720       294,000
Pioneer Hi-Bred Intl., Inc. ..............................   2,100       168,000
Pitney Bowes, Inc. .......................................   3,720       258,540
Placer Dome, Inc. ........................................   6,100        99,887
PNC Bank Corp. ...........................................   8,200       341,325
Polaroid Corp. ...........................................   1,140        63,270
Potlatch Corp. ...........................................     740        33,485
PP&L Resources, Inc. .....................................   4,190        83,538
PPG Industries, Inc. .....................................   4,600       267,375
Praxair, Inc. ............................................   4,020       225,120
Proctor & Gamble Co. .....................................  17,270     2,439,387
Providian Financial Corp. ................................   2,390        76,778
Public Svc. Enterprise Group .............................   5,910       147,750
Pulte Corp. ..............................................     530        18,318
Quaker Oats Co. ..........................................   3,480       156,165
Ralston Purina Co. .......................................   2,710       222,728
Raychem Corp. ............................................   1,110        82,556
Raytheon Co. .............................................   6,020       307,020
Reebok International Ltd. ................................   1,430        67,120
Republic New York Corp. ..................................   1,390       149,425
Reynold's Metals Co. .....................................   1,860       132,525
Rite-Aid Corp. ...........................................   3,130       156,108
Rockwell Intl., Corp. ....................................   5,430       321,388
Rohm & Haas Co. ..........................................   1,580       142,298
Rowan Cos., Inc. .........................................   2,190        61,730
Royal Dutch Petro Co.--NY Shr ............................  54,640     2,971,050
Rubbermaid, Inc. .........................................   3,820       113,645
Russell Corp. ............................................     930        27,551
Ryder System, Inc. .......................................   1,950        64,350
Safeco Corp. .............................................   3,220       150,333
Safety-Kleen Corp. .......................................   1,490        25,143
Salomon, Inc. ............................................   2,760       153,525
Santa Fe Energy Resources, Inc ...........................   2,540        37,306
Sara Lee Corp. ...........................................  12,240       509,490
SBC Communications, Inc. .................................  23,255     1,438,903
Schering-Plough Corp. ....................................  18,650       892,868
Schlumberger, Ltd. .......................................   6,290       786,250
Scientific-Atlanta, Inc. .................................   1,980        43,312
Seagate Technology, Inc. .................................   6,250       219,921
Seagram, Ltd. ............................................   9,450       380,362
Sears Roebuck & Co. ......................................   9,990       536,962
Service Corp. International...............................   6,100       200,537
Shared Medical Systems Corp. .............................     630        34,020
Sherwin-Williams Co. .....................................   4,390       135,541
Sigma Aldrich Corp. ......................................   2,550        89,409
Silicon Graphics, Inc. ...................................   4,510        67,650
Snap-On, Inc. ............................................   1,550        61,031
Sonat, Inc. ..............................................   2,190       112,237
Southern Co. .............................................  17,380       380,187
Southwest Airlines Co. ...................................   3,710        95,996
Springs Industries, Inc. Cl A.............................     510        26,902
Sprint Corp. .............................................  10,980       577,822

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                           JUNE 30, 1997 (UNAUDITED)

                                                             NUMBER OF  MARKET
                                                              SHARES   VALUE($)
                                                             --------- ---------
INDEXED ASSETS (CONT'D):
------------------------
St. Jude Medical, Inc. .....................................   2,330      90,870
St. Paul Companies (The)....................................   2,130     162,412
Stanley Works...............................................   2,270      90,800
Stone Container Corp. ......................................   2,530      36,210
Stride Rite Corp. ..........................................   1,250      16,093
Sun Co., Inc. ..............................................   1,860      57,660
Sun Microsystems, Inc. .....................................   9,400     349,856
Suntrust Banks, Inc. .......................................   5,620     309,451
Supervalu, Inc. ............................................   1,710      58,995
Sysco Corp. ................................................   4,450     162,425
Tandem Computers, Inc. .....................................   2,950      59,737
Tandy Corp. ................................................   1,380      77,280
Tektronix, Inc. ............................................     850      51,000
Tele-Communications, Inc. Cl A..............................  16,930     251,833
Tellabs, Inc. ..............................................   4,600     257,025
Temple-Inland, Inc. ........................................   1,410      76,140
Tenet Healthcare Corp. .....................................   7,680     227,040
Tenneco, Inc. ..............................................   4,360     197,017
Texaco, Inc. ...............................................   6,720     730,800
Texas Instruments, Inc. ....................................   4,870     409,384
Texas Utilities Co. ........................................   5,730     197,326
Textron, Inc. ..............................................   4,200     278,775
Thermo Electron Corp. ......................................   3,830     131,656
Thomas & Betts Corp. .......................................   1,380      72,536
Time Warner, Inc. ..........................................  14,250     687,562
Times Mirror Co. Cl A.......................................   2,440     134,810
Timken Co. .................................................   1,590      56,544
TJX Cos., Inc. .............................................   3,960     104,445
Torchmark Corp. ............................................   1,780     126,825
Toys R Us, Inc. ............................................   7,280     254,800
Transamerica Corp. .........................................   1,690     158,120
Travelers Group, Inc. ......................................  16,350   1,031,071
Tribune Co. ................................................   3,130     150,435
TRW, Inc. ..................................................   3,190     181,231
Tupperware Corp ............................................   1,570      57,305
Tyco International Ltd. ....................................   4,290     298,423
U.S. Bancorp ...............................................   3,760     241,110
U.S. Surgical Corp. ........................................   1,860      69,285
U.S. West Communications Group..............................  15,460     313,065
U.S. West Communications Group..............................  12,220     460,541
Unicom Corp. ...............................................   5,510     122,597
Unilever N.V. ..............................................   4,080     889,440
Union Camp Corp. ...........................................   1,770      88,500

                                                          NUMBER OF   MARKET
                                                           SHARES    VALUE($)
                                                          --------- -----------
Union Carbide Corp. .....................................   3,200       150,600
Union Electric Co. ......................................   2,600        97,987
Union Pacific Corp. .....................................   6,290       443,445
Union Pacific Resources Grp .............................   6,470       160,941
Unisys Corp. ............................................   4,460        34,007
United Healthcare Corp. .................................   4,750       247,000
United Technologies Corp. ...............................   6,040       501,320
Unocal Corp. ............................................   6,360       246,847
UNUM Corp. ..............................................   3,560       149,520
US Airways Group Inc. ...................................   2,000        70,000
USF&G Corp. .............................................   2,810        67,440
UST, Inc. ...............................................   4,680       129,870
USX-Marathon Group ......................................   7,330       211,653
USX-U.S. Steel Group, Inc. ..............................   2,180        76,436
V F Corp. ...............................................   1,630       138,142
Viacom, Inc. ............................................   8,990       269,700
W.R. Grace & Co. ........................................   1,850       101,981
Wachovia Corp. ..........................................   4,120       240,247
Wal-Mart Stores, Inc. ...................................  57,750     1,952,671
Walgreen Co. ............................................   6,270       336,228
Warner-Lambert Co. ......................................   6,920       859,810
Waste Management Inc. ...................................  11,550       371,043
Wells Fargo & Co. .......................................   2,281       614,729
Wendy's International, Inc. .............................   3,350        86,890
Western Atlas, Inc. .....................................   1,370       100,352
Westinghouse Electric Corp. .............................  16,200       374,625
Westvaco Corp. ..........................................   2,600        81,737
Weyerhaeuser Co. ........................................   5,050       262,600
Whirlpool Corp. .........................................   1,900       103,668
Whitman Corp. ...........................................   2,590        62,160
Willamette Industries, Inc. .............................   1,410        98,700
Williams Cos., Inc. .....................................   4,040       176,750
Winn-Dixie Stores, Inc. .................................   3,800       141,550
Woolworth Corp. .........................................   3,420        82,080
WorldCom, Inc. ..........................................  22,760       728,320
Worthington Industries, Inc. ............................   2,460        45,048
Wrigley (Wm.) Jr. Co. ...................................   2,960       198,320
Xerox Corp. .............................................   8,250       650,718
                                                                    -----------
TOTAL INDEXED ASSETS--COMMON STOCKS
 (Cost: $128,628,822) 98.9%..............................           173,111,394
                                                                    -----------

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                           JUNE 30, 1997 (UNAUDITED)


                                       DISCOUNT            FACE
                                       RATE(%)  MATURITY AMOUNT($)   VALUE($)
                                       -------- -------- --------- ------------
ACTIVE PORTION:
---------------
SHORT-TERM DEBT SECURITIES:
U.S. Government (0.3%)
 U.S. Treasury Bill...................   5.34   09/18/97    50,000       49,425
 U.S. Treasury Bill...................   5.34   09/19/97    15,000       14,825
 U.S. Treasury Bill...................   4.90   09/18/97    50,000       49,430
 U.S. Treasury Bill...................   5.04   07/17/97    50,000       49,887
 U.S. Treasury Bill...................   4.68   07/31/97   115,000      114,550
 U.S. Treasury Bill...................   5.02   08/14/97   135,000      134,166
 U.S. Treasury Bill...................   4.93   09/25/97   150,000      148,172
                                                                   ------------
                                                                        560,455
                                                                   ------------
Commercial Paper (0.8%)
 Merrill Lynch & Co., Inc. ...........   6.20   07/01/97 1,434,000    1,434,000
                                                                   ------------
TOTAL ACTIVE PORTION--SHORT-TERM DEBT SECURITIES
 (Cost: $1,994,524) 1.1%..........................................    1,994,455
                                                                   ------------
TOTAL INVESTMENTS
 (Cost: $130,623,346) 100.0%...................................... $175,105,849
                                                                   ============

-------
FUTURES CONTRACTS OUTSTANDING AS OF JUNE 30, 1997

                                                     UNDERLYING FACE UNREALIZED
                                     EXPIRATION DATE AMOUNT AT VALUE   (LOSS)
                                     --------------- --------------- ----------
PURCHASED
8 S&P 500 Stock Index Futures
 Contracts.......................... September 1997    $3,561,000     $(26,600)
                                                       ==========     ========

The face value of futures purchased and outstanding as percentage of total investment in securities--2.0%.

   The accompanying notes are an integral part of these financial statements.

              MUTUAL OF AMERICA INVESTMENT CORPORATION (BOND FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                           JUNE 30, 1997 (UNAUDITED)

                                        COUPON              FACE      MARKET
                                        RATE(%) MATURITY AMOUNT($)   VALUE($)
                                        ------- -------- ---------- -----------
LONG-TERM DEBT SECURITIES:
U.S. Government (7.2%)
 U.S. Treasury Bond....................   6.75  08/15/26  6,500,000   6,432,985
 U.S. Treasury Note....................   6.25  02/28/02  1,000,000     994,370
 U.S. Treasury Note....................   6.63  04/30/02  4,000,000   4,036,880
 U.S. Treasury Note....................   6.50  08/15/05 25,000,000  24,929,750
                                                                    -----------
                                                                     36,393,985
                                                                    -----------
Agencies/Government--Other (38.4%)
 City of New York......................  10.00  08/01/05  2,000,000   2,252,600
 City of New York......................   9.50  06/01/09  5,000,000   5,533,500
 Connecticut Housing Fin. Auth. .......   7.63  05/15/21  2,500,000   2,528,500
 Fannie Mae............................   0.00  07/13/17 200,000,00  41,350,000
 Fed Home Loan Bank....................   0.00  07/07/17 125,000,00  25,663,750
 Fed Home Loan Bank....................   0.00  06/26/17 50,000,000  10,289,000
 Fed Home Loan Bank....................   0.00  07/02/12 90,000,000  27,787,500
 Fed Home Loan Bank....................   0.00  07/02/12 100,000,00  31,109,000
 Fed Home Loan Bank....................   0.00  07/07/22 50,000,000   6,679,500
 Fed Home Loan Bank....................   0.00  07/14/17 25,000,000   5,093,750
 Federal Home Loan Mortgage............   7.50  04/01/07    510,435     514,457
 FHLMC.................................   8.00  07/15/06    847,428     868,613
 FHLMC.................................   8.50  02/15/21  2,478,112   2,520,685
 FHLMC.................................   7.95  02/15/20    836,959     850,291
 FHLMC.................................   7.50  07/15/20    550,000     559,278
 FHLMC.................................   6.75  05/15/18    500,000     500,625
 FHLMC.................................   7.75  07/15/05    415,453     422,590
 FHLMC.................................   7.25  02/15/19    441,904     442,314
 FNMA..................................   7.00  05/25/20  1,092,809   1,100,655
 FNMA..................................   7.95  11/25/19    523,045     526,475
 FNMA..................................   9.30  05/25/19    410,412     422,724
 FNMA..................................   7.50  01/25/19    303,868     305,007
 FNMA..................................   8.95  09/25/19    422,887     429,890
 FNMA..................................   8.15  08/25/05    800,000     813,000
 FNMA..................................   7.75  10/25/00    673,270     672,003
 FNMA..................................   7.50  04/25/20  1,013,580   1,019,276
 FNMA..................................   7.00  08/25/20    429,733     432,956
 FNMA..................................   7.50  06/25/20    998,897   1,006,698
 Pulaski County Arkansas PFB...........   7.50  11/01/07    396,608     409,933
 Republic of Iceland...................   6.13  02/01/04  5,000,000   4,803,950
 Suffolk County, New York..............   5.88  11/01/05  4,000,000   3,749,960
 Suffolk County, New York..............   5.80  11/01/04  4,000,000   3,760,320
 Tennessee Valley Authority............   7.85  06/15/44 10,000,000  10,108,600
                                                                    -----------
                                                                    194,527,400
                                                                    -----------
Basic Materials (2.0%)
 Fletcher Challenge Ltd. ..............   9.00  09/15/99  2,000,000   2,099,060
 Inco Ltd. ............................   9.60  06/15/22  7,500,000   8,134,050
                                                                    -----------
                                                                     10,233,110
                                                                    -----------

   The accompanying notes are an integral part of these financial statements.

              MUTUAL OF AMERICA INVESTMENT CORPORATION (BOND FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                           JUNE 30, 1997 (UNAUDITED)

                                        COUPON              FACE      MARKET
                                        RATE(%) MATURITY AMOUNT($)   VALUE($)
                                        ------- -------- ---------- -----------
LONG-TERM DEBT SECURITIES (CONT'D):
Consumer, Cyclical (5.5%)
 Centex Corp. .........................   8.75  03/01/07  2,000,000   2,115,400
 Centex Corp. .........................   7.38  06/01/05  5,000,000   4,945,600
 Dillard Inc. .........................   9.63  09/15/97  1,000,000   1,007,380
 Fruit of the Loom, Inc. ..............   7.88  10/15/99  1,000,000   1,030,000
 Fruit of the Loom, Inc. ..............   7.00  03/15/11  2,500,000   2,301,000
 Gannett, Inc. ........................   5.85  05/01/00  3,500,000   3,433,360
 Penney (J.C.) Co., Inc. ..............  10.00  10/15/97  1,500,000   1,517,235
 Shopko Stores, Inc. ..................   9.00  11/15/04  5,000,000   5,130,200
 V F Corp. ............................   9.25  05/01/22  1,000,000   1,084,690
 Valassis Communication, Inc. .........   9.55  12/01/03  5,000,000   5,325,850
                                                                    -----------
                                                                     27,890,715
                                                                    -----------
Consumer, Non-Cyclical (2.9%)
 Ralston Purina Co. ...................   8.63  02/15/22  7,500,000   8,222,925
 Rhone-Poulenc S A.....................   7.75  01/15/02  3,000,000   3,090,660
 Whitman Corp. ........................   7.63  06/15/15  3,500,000   3,497,165
                                                                    -----------
                                                                     14,810,750
                                                                    -----------
Energy (3.0%)
 Southern Union Co. ...................   7.60  02/01/24 10,000,000   9,776,000
 Tosco Corp. ..........................   8.25  05/15/03  5,000,000   5,257,000
                                                                    -----------
                                                                     15,033,000
                                                                    -----------
Financial (8.0%)
 Berkley (W.R.) Corp. .................   8.70  01/01/22  5,000,000   5,480,150
 Citicorp Mortgage Sec. Inc. ..........   6.25  03/25/24    891,946     887,762
 Fairfax Financial Holdings............   8.25  10/01/15  2,500,000   2,566,175
 Progressive Corp. of Ohio.............  10.00  12/15/00  1,500,000   1,647,480
 Prudential Home Mtg Secs Co...........   7.00  06/25/23  4,784,828   4,801,240
 Rodamco NV............................   7.75  05/15/15  5,000,000   5,134,800
 Roosevelt Fed Svgs & Ln Assn..........  10.13  04/15/18  3,000,000   3,082,110
 Ryland Acceptance Corp. ..............   7.95  08/20/19  1,411,245   1,422,266
 Sun America, Inc. ....................   9.00  01/15/99  4,000,000   4,146,160
 Sun America, Inc. ....................   9.95  02/01/12  5,000,000   5,919,550
 Vesta Insurance Group, Inc. ..........   8.75  07/15/25  5,000,000   5,403,000
                                                                    -----------
                                                                     40,490,693
                                                                    -----------
Utilities (3.6%)
 New Orleans Public Service............   8.00  03/01/06  4,000,000   3,936,720
 Oklahoma Gas & Elec Co. ..............   8.88  12/01/20  7,500,000   7,667,775
 Pacific Gas & Electric Co. ...........   8.75  01/01/01  2,000,000   2,128,460
 Philadelphia Electric Co. ............   7.13  08/15/23  5,000,000   4,687,811
                                                                    -----------
                                                                     18,420,766
                                                                    -----------
TOTAL LONG-TERM DEBT SECURITIES
 (Cost: $356,215,419) 70.6%........................................ 357,800,419
                                                                    -----------

   The accompanying notes are an integral part of these financial statements.

              MUTUAL OF AMERICA INVESTMENT CORPORATION (BOND FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                           JUNE 30, 1997 (UNAUDITED)


                                      DISCOUNT             FACE     AMORTIZED
                                      RATE(%)  MATURITY AMOUNT($)    COST($)
                                      -------- -------- ---------- ------------
SHORT-TERM DEBT SECURITIES:
Agencies/Other Governments (6.2%)
 Federal Home Loan Bank..............   5.37   07/02/97 20,000,000   19,997,013
 Federal Home Loan Bank..............   5.34   07/02/97 11,315,000   11,313,320
                                                                   ------------
                                                                     31,310,333
                                                                   ------------
Commercial Paper (23.2%)
 American Express Credit Corp........   5.53   07/21/97  5,186,000    5,170,031
 Associates Corp. ...................   5.55   07/11/97  9,000,000    8,986,123
 Banc One Funding....................   5.58   07/02/97  2,550,000    2,549,604
 Cargill, Inc. ......................   5.47   07/07/97  6,095,000    6,089,438
 Chevron Oil Finance Co. ............   5.55   07/07/97  9,000,000    8,991,674
 CIT Group Holdings..................   5.50   07/14/97  5,015,000    5,005,031
 Ford Motor Credit Corp. ............   5.52   07/15/97  4,886,000    4,875,482
 General Electric Capital Corp.......   5.56   07/02/97  5,000,000    4,999,227
 GTE Funding, Inc....................   5.50   07/07/97  4,500,000    4,495,861
 McDonald's Corp.....................   6.15   07/01/97  2,085,000    2,085,000
 Merrill Lynch & Co., Inc............   5.55   07/02/97 10,745,000   10,743,341
 Novartis Finance AG.................   5.65   07/08/97  9,000,000    8,990,111
 Pepsico, Inc........................   5.47   07/02/97 10,000,000    9,998,479
 Petrofina Delaware, Inc. ...........   5.50   07/08/97  8,500,000    8,490,879
 Petrofina Delaware, Inc. ...........   5.53   07/01/97  3,121,000    3,121,000
 Schering Corp.......................   5.65   07/02/97  9,000,000    8,998,587
 Snap-On, Inc........................   5.53   07/15/97  4,300,000    4,290,733
 Sony Capital Corp. .................   6.20   07/01/97  9,000,000    9,000,000
                                                                   ------------
                                                                    116,880,601
                                                                   ------------
TOTAL SHORT-TERM DEBT SECURITIES
 (Cost: $148,190,934) 29.4%.......................................  148,190,934
                                                                   ------------
TOTAL INVESTMENTS
 (Cost: $504,406,353) 100.0%...................................... $505,991,353
                                                                   ============

   The accompanying notes are an integral part of these financial statements.

        MUTUAL OF AMERICA INVESTMENT CORPORATION (SHORT-TERM BOND FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                           JUNE 30, 1997 (UNAUDITED)

                                          COUPON             FACE      MARKET
                                          RATE(%) MATURITY AMOUNT($)  VALUE($)
                                          ------- -------- --------- ----------
INTERMEDIATE-TERM DEBT:
U.S. Government (33.9%)
 GNMA....................................  9.50   12/20/03   109,086    115,834
 U.S. Treasury Note......................  5.13   04/30/98 1,000,000    995,160
 U.S. Treasury Note......................  5.88   11/15/99   750,000    745,192
 U.S. Treasury Note......................  5.00   01/31/98   500,000    498,205
 U.S. Treasury Note......................  5.75   09/30/97 1,000,000  1,000,780
 U.S. Treasury Note......................  4.75   09/30/98 1,000,000    986,410
 U.S. Treasury Note......................  5.13   06/30/98 1,000,000    993,750
                                                                     ----------
                                                                      5,335,331
                                                                     ----------
Agencies/Other (52.2%)
 Federal Home Loan Mtge Corp. ...........  7.75   12/01/02   412,137    415,668
 Federal Home Loan Mtge Corp. ...........  8.00   04/01/02   388,368    392,636
 FHLMC...................................  7.75   08/15/15   160,714    161,567
 FHLMC...................................  7.25   12/15/05   200,000    202,250
 FHLMC...................................  7.25   02/15/19   111,437    111,540
 FHLMC...................................  6.00   05/15/22   262,459    254,585
 FHLMC...................................  7.95   02/15/20   190,685    193,722
 FHLMC...................................  7.50   12/15/19   230,000    233,737
 FHLMC...................................  8.00   12/15/18   565,964    573,921
 FHLMC...................................  7.00   11/15/20   443,000    444,244
 FHLMC...................................  8.00   11/15/05   477,682    484,250
 FNMA....................................  7.50   06/25/20   630,074    634,994
 FNMA....................................  7.00   08/25/20   298,426    300,664
 FNMA....................................  7.00   12/25/19   149,696    149,976
 FNMA....................................  7.00   05/25/16   145,766    145,901
 FNMA....................................  8.95   09/25/19   154,263    156,817
 FNMA....................................  7.50   01/25/19   150,841    151,406
 FNMA....................................  7.50   10/25/19    97,657     98,297
 FNMA....................................  7.95   11/25/19   166,685    167,778
 FNMA....................................  7.75   10/25/00   272,947    272,433
 FNMA....................................  7.00   01/25/21   140,364    140,801
 FNMA....................................  7.75   10/25/18   416,047    419,295
 FNMA....................................  8.00   12/25/05   390,473    397,306
 FNMA....................................  7.25   12/25/05   514,936    518,797
 FNMA....................................  8.25   09/25/05   389,728    397,522
 FNMA....................................  7.00   01/15/18   314,760    317,907
 FNMA PL.................................  8.25   10/01/05   237,666    241,124
 Pulaski County Arkansas PFB.............  7.50   11/01/07   246,778    255,069
                                                                     ----------
                                                                      8,234,207
                                                                     ----------
Financial (6.7%)
 Citicorp Mortgage Sec. Inc..............  6.25   03/25/24   362,021    360,323
 FBC Mortgage Secur. Trust...............  8.30   08/20/09   176,918    180,566
 GE Capital Mtge Services, Inc...........  6.00   09/25/08   294,691    293,123
 Norwest Asset Securities Corp...........  7.25   11/25/26   215,674    217,286
                                                                     ----------
                                                                      1,051,298
                                                                     ----------
Utilities (0.6%)
 Big Rivers Electric Corp................  9.50   02/15/17   100,000    106,634
                                                                     ----------
TOTAL INTERMEDIATE-TERM DEBT SECURITIES
 (Cost $14,690,641) 93.4%........................................... 14,727,470
                                                                     ----------

  The accompanying notes are an integral part of these financial statements.

        MUTUAL OF AMERICA INVESTMENT CORPORATION (SHORT-TERM BOND FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                           JUNE 30, 1997 (UNAUDITED)

                                        DISCOUNT            FACE     AMORTIZED
                                        RATE(%)  MATURITY AMOUNT($)   COST($)
                                        -------- -------- --------- -----------
SHORT-TERM DEBT SECURITIES:
Commercial Paper (6.6%)
 GTE Funding, Inc. ....................   5.50   07/07/97  200,000      199,816
 Merrill Lynch & Co., Inc. ............   5.53   07/02/97  375,000      374,942
 Sony Capital Corp. ...................   6.20   07/01/97  458,000      458,000
                                                                    -----------
                                                                      1,032,758
                                                                    -----------
TOTAL SHORT-TERM DEBT SECURITIES
 (Cost: $1,032,758) 6.6%...........................................   1,032,758
                                                                    -----------
TOTAL INVESTMENTS
 (Cost: $15,723,399) 100.0%........................................ $15,760,228
                                                                    ===========

  The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-TERM BOND FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                           JUNE 30, 1997 (UNAUDITED)

                                           COUPON             FACE      MARKET
                                           RATE(%) MATURITY AMOUNT($)  VALUE($)
                                           ------- -------- --------- ----------
INTERMEDIATE-TERM DEBT:
U.S. Government (36.9%)
 U.S. Treasury Note.......................  6.38   09/30/01 3,250,000  3,250,520
 U.S. Treasury Note.......................  6.63   04/30/02   250,000    252,305
 U.S. Treasury Note.......................  5.88   02/15/04 1,500,000  1,453,365
                                                                      ----------
                                                                       4,956,190
                                                                      ----------
Agencies/Other Governments (9.8%)
 City of New York.........................  9.50   06/01/09   350,000    387,345
 FHLMC....................................  8.00   07/15/06   423,714    434,306
 FHLMC....................................  8.00   04/15/03   480,811    496,586
                                                                      ----------
                                                                       1,318,237
                                                                      ----------
Consumer, Cyclical (1.9%)
 Fruit of the Loom, Inc. .................  7.88   10/15/99   250,000    257,500
                                                                      ----------
Financial (9.5%)
 Bear Stearns Cos., Inc. .................  9.38   06/01/01   250,000    271,885
 Smith Barney Hldgs., Inc. ...............  6.50   10/15/02   500,000    491,710
 Sun America, Inc. .......................  9.00   01/15/99   250,000    518,270
                                                                      ----------
                                                                       1,281,865
                                                                      ----------
Industrial (3.9%)
 Airborne Freight Corp. ..................  8.88   12/15/02   250,000    269,375
 Comdisco, Inc. ..........................  7.75   09/01/99   250,000    256,555
                                                                      ----------
                                                                         525,930
                                                                      ----------
Utilities (12.7%)
 Baltimore Gas & Electric Co..............  6.13   07/01/03   250,000    241,372
 Big Rivers Electric Corp. ...............  9.50   02/15/17   200,000    213,268
 Commonwealth Edison Co. .................  7.50   01/01/01   500,000    504,310
 Connecticut Light & Power Co. ...........  5.50   02/01/99   500,000    488,115
 Public Svc. Electric & Gas Co. ..........  7.88   11/01/01   250,000    258,757
                                                                      ----------
                                                                       1,705,822
                                                                      ----------
TOTAL INTERMEDIATE-TERM DEBT SECURITIES
 (Cost: $10,058,918) 74.7%........................................... 10,045,544
                                                                      ----------

  The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-TERM BOND FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                           JUNE 30, 1997 (UNAUDITED)

                                         DISCOUNT            FACE     AMORTIZED
                                         RATE(%)  MATURITY AMOUNT($)   COST($)
                                         -------- -------- --------- -----------
SHORT-TERM DEBT SECURITIES:
Commercial Paper (25.3%)
 American Express Credit Corp. .........   5.54   08/18/97  298,000      295,795
 CIT Group Holdings.....................   5.52   07/28/97  400,000      398,343
 Duke Power & Light.....................   5.53   07/09/97  200,000      199,753
 Florida Power Co. .....................   5.55   07/29/97  400,000      398,272
 Ford Motor Credit Corp. ...............   5.54   08/04/97  370,000      368,060
 GTE Funding, Inc. .....................   5.50   07/07/97  478,000      477,560
 IBM Credit Corp. ......................   5.52   07/18/97  370,000      369,034
 Merrill Lynch & Co., Inc. .............   6.20   07/01/97  402,000      402,000
 Sony Capital Corp. ....................   5.57   07/28/97  500,000      497,910
                                                                     -----------
                                                                       3,406,727
                                                                     -----------
TOTAL SHORT-TERM DEBT SECURITIES
 (Cost: $3,406,727) 25.3%...........................................   3,406,727
                                                                     -----------
TOTAL INVESTMENTS
 (Cost: $13,465,645) 100.0%......................................... $13,452,271
                                                                     ===========

  The accompanying notes are an integral part of these financial statements.

           MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                           JUNE 30, 1997 (UNAUDITED)

                                                              SHARES   VALUE($)
                                                              ------- ----------
COMMON STOCKS:
Basic Materials (6.3%)
 Aluminum Co. of America.....................................  20,000  1,507,500
 Birmingham Steel Corp. ..................................... 135,000  2,092,500
 Homestake Mining Co. ....................................... 120,000  1,567,500
 IMC Global, Inc. ...........................................  70,000  2,450,000
 Inland Steel, Inc. .........................................  56,000  1,463,000
 LTV Corp ................................................... 267,000  3,804,750
 Methanex Corp.*............................................. 125,000  1,148,437
 Nucor Corp. ................................................  30,000  1,695,000
 Reynold's Metals Co. .......................................  20,000  1,425,000
 USX-U.S. Steel Group, Inc. ................................. 110,000  3,856,875
                                                                      ----------
                                                                      21,010,562
                                                                      ----------
Consumer, Cyclical (4.1%)
 Federal-Mogul Corp. ........................................  65,000  2,275,000
 General Motors Corp. ....................................... 102,500  5,707,968
 Grupo Televisa S.A.-Spons GDR*..............................  45,000  1,366,875
 OfficeMax, Inc.*............................................  30,000    433,125
 Rollins Truck Leasing Co. .................................. 110,000  1,636,250
 Tele-Communications, Inc. Cl A*............................. 135,000  2,008,125
                                                                      ----------
                                                                      13,427,343
                                                                      ----------
Consumer, Non-Cyclical (0.5%)
 Scherer (R.P.) Corp. .......................................  35,000  1,806,875
                                                                      ----------
Energy (19.1%)
 Apache Corp. ...............................................  85,000  2,762,500
 Baker Hughes, Inc. .........................................  70,000  2,708,125
 Cairn Energy USA, Inc.*.....................................  50,000    656,250
 Chieftan International, Inc.*............................... 110,000  2,413,125
 Dresser Industries, Inc. ................................... 100,000  3,725,000
 Enron Oil & Gas Co. ........................................ 130,000  2,356,250
 Global Industries Ltd.*.....................................  49,000  1,144,610
 Lomak Petroleum, Inc. ...................................... 148,200  2,639,812
 Marine Drilling Companies, Inc .............................  35,000    686,875
 Nabors Industries, Inc.*.................................... 369,000  9,225,000
 Occidental Petroleum Corp. ................................. 120,000  3,007,500
 Oceaneering Int'l, Inc.*.................................... 212,900  3,938,650
 Pride International, Inc.*.................................. 415,000  9,960,004
 Reading & Bates Corp.*......................................  45,000  1,203,750
 Seagull Energy Corp.*....................................... 191,000  3,342,500
 Smith International, Inc.*..................................  37,500  2,278,125
 United Meridian Corp. ......................................  15,000    450,000
 USX-Marathon Group.......................................... 245,000  7,074,375
 Western Atlas, Inc.*........................................  50,000  3,662,500
                                                                      ----------
                                                                      63,234,951
                                                                      ----------

                                                             SHARES   VALUE($)
                                                             ------- -----------
Financial (1.1%)
 Horace Mann Educators Corp. ...............................  30,000   1,470,000
 New Plan Realty Trust......................................  95,300   2,102,556
                                                                     -----------
                                                                       3,572,556
                                                                     -----------
Industrial (10.6%)
 Anixter International, Inc.*............................... 120,000   2,062,500
 BWAY Corp. ................................................  37,000     860,250
 Cooper Industries..........................................  17,300     860,675
 Fingerhut Companies, Inc. .................................  55,000     959,062
 Fluor Corp. ............................................... 105,000   5,794,687
 Gorman-Rupp Co. ...........................................  20,400     367,200
 Hanson PLC--ADR............................................  65,000   1,625,000
 Interim Services, Inc.*....................................  36,300   1,615,350
 Lafarge Corp. ............................................. 150,000   3,675,000
 Pall Corp. ................................................  40,000     930,000
 Railtex, Inc.*............................................. 108,000   1,944,000
 Sea Containers, Ltd. Cl A.................................. 105,000   2,375,625
 Silicon Valley Group, Inc.*................................ 130,000   3,428,750
 USA Waste Services, Inc.*..................................  25,000     965,625
 Vallen Corp.*..............................................  60,000   1,095,000
 Waste Management Inc. ..................................... 150,000   4,818,750
 Waste Management Intl. PLC*................................ 185,000   1,688,125
                                                                     -----------
                                                                      35,065,599
                                                                     -----------
Technology (2.9%)
 Activision, Inc.*..........................................  40,000     575,000
 Alliance Semiconductor Corp.*.............................. 135,000   1,105,312
 AT&T Corp. ................................................  45,000   1,577,812
 BRC Holdings, Inc.*........................................  35,000   1,330,000
 GenCorp, Inc. ............................................. 155,000   3,584,375
 LSI Logic Corp. ...........................................  25,000     800,000
 Symantec Corp.*............................................  20,000     390,000
 TCI Satellite Entertainment................................  17,000     133,875
                                                                     -----------
                                                                       9,496,374
                                                                     -----------
Utilities (0.9%)
 GTE Corp. .................................................  25,000   1,096,875
 Telephone & Data Systems, Inc. ............................  50,000   1,896,875
                                                                     -----------
                                                                       2,993,750
                                                                     -----------
TOTAL COMMON STOCKS
 (Cost: $120,543,792) 45.5%......................................... 150,608,010
                                                                     -----------

-------
* Non-income producing security.

  The accompanying notes are an integral part of these financial statements.

           MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                           JUNE 30, 1997 (UNAUDITED)

                                                           PRINCIPAL
                                         RATE(%) MATURITY  AMOUNT($)   VALUE($)
                                         ------- -------- ----------- ----------
LONG-TERM DEBT SECURITIES:
U.S. Government (2.0%)
 U.S. Treasury Bond.....................   6.75   8/15/26   2,500,000  2,474,225
 U.S. Treasury Note.....................   6.63   4/30/02   1,000,000  1,009,220
 U.S. Treasury Note.....................   5.13   6/30/98   3,000,000  2,981,250
                                                                      ----------
                                                                       6,464,695
                                                                      ----------
Agencies/Other (14.5%)
 City of New York.......................   9.50    6/1/09   2,000,000  2,213,400
 City of New York.......................  10.00    8/1/05     500,000    563,150
 Connecticut Housing Fin. Auth. ........   7.63   5/15/21   1,000,000  1,011,400
 Fannie Mae.............................   0.00   7/13/17 100,000,000 20,675,000
 Fed Home Loan Bank.....................   0.00    7/7/17  25,000,000  5,132,750
 Fed Home Loan Bank.....................   0.00    7/2/12  15,000,000  4,631,250
 Fed Home Loan Bank.....................   0.00   7/14/17  25,000,000  5,093,750
 FHLMC..................................   8.00   7/15/06     423,714    434,306
 Republic of Iceland....................   6.13    2/1/04   2,500,000  2,401,975
 Suffolk County, New York...............   5.88   11/1/05     750,000    703,117
 Suffolk County, New York...............   5.80   11/1/04     250,000    235,020
 Tennessee Valley Authority.............   7.85   6/15/44   5,000,000  5,054,300
                                                                      ----------
                                                                      48,149,418
                                                                      ----------
Basic Materials (0.8%)
 Inco Ltd. .............................   9.60   6/15/22   2,500,000  2,711,350
                                                                      ----------
Consumer, Cyclical (2.6%)
 Centex Corp. ..........................   7.38    6/1/05   2,000,000  1,978,240
 Dillard Inc. ..........................   9.63   9/15/97     500,000    503,690
 Fruit of the Loom, Inc. ...............   7.88  10/15/99     500,000    515,000
 Fruit of the Loom, Inc. ...............   7.00   3/15/11   1,000,000    920,400
 Gannett, Inc. .........................   5.85    5/1/00   1,000,000    980,960
 Penney (J.C.) Co., Inc. ...............  10.00  10/15/97     500,000    505,745
 Shopko Stores, Inc. ...................   9.00  11/15/04   1,000,000  1,026,040
 Valassis Communication, Inc. ..........   9.55   12/1/03   2,000,000  2,130,340
                                                                      ----------
                                                                       8,560,415
                                                                      ----------
Consumer, Non-Cyclical (1.4%)
 Ralston Purina Co. ....................   8.63   2/15/22   2,500,000  2,740,975
 Rhone-Poulenc S A .....................   7.75   1/15/02   1,000,000  1,030,220
 Whitman Corp. .........................   7.63   6/15/15   1,000,000    999,190
                                                                      ----------
                                                                       4,770,385
                                                                      ----------
Energy (2.3%)
 Southern Union Co. ....................   7.60    2/1/24   5,000,000  4,888,000
 Tosco Corp. ...........................   8.25   5/15/03   2,500,000  2,628,500
                                                                      ----------
                                                                       7,516,500
                                                                      ----------

  The accompanying notes are an integral part of these financial statements.

           MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                           JUNE 30, 1997 (UNAUDITED)

                                                         PRINCIPAL
                                        RATE(%) MATURITY AMOUNT($)   VALUE($)
                                        ------- -------- --------- ------------
LONG-TERM DEBT SECURITIES (CONT'D):
Financial (3.1%)
 Berkley (W.R.) Corp. .................   8.70    1/1/22 1,500,000    1,644,045
 Fairfax Financial Holdings............   8.25   10/1/15   500,000      513,235
 Progressive Corp. of Ohio.............  10.00  12/15/00   500,000      549,160
 Rodamco NV............................   7.75   5/15/15 2,000,000    2,053,920
 Roosevelt Fed Svgs & Ln Assn..........  10.13   4/15/18 1,000,000    1,027,370
 Sun America, Inc. ....................   9.95    2/1/12 2,000,000    2,367,820
 Sun America, Inc. ....................   9.00   1/15/99 1,000,000    1,036,540
 Vesta Insurance Group, Inc. ..........   8.75   7/15/25 1,000,000    1,080,600
                                                                   ------------
                                                                     10,272,690
                                                                   ------------
Utilities (3.1%)
 Central Telephone Co. ................   9.28  11/27/00 1,000,000    1,074,510
 New Orleans Public Service............   8.00    3/1/06 1,000,000      984,180
 Oklahoma Gas & Elec Co. ..............   8.88   12/1/20 5,000,000    5,111,850
 Pacific Gas & Electric Co. ...........   8.75    1/1/01 1,000,000    1,064,230
 PacifiCorp............................   8.73   2/12/98 1,000,000    1,015,120
 Philadelphia Electric Co. ............   7.13   8/15/23 1,000,000      937,561
                                                                   ------------
                                                                     10,187,451
                                                                   ------------
TOTAL LONG-TERM DEBT SECURITIES
 (Cost: $98,348,822) 29.8%........................................   98,632,904
                                                                   ------------
SHORT-TERM DEBT SECURITIES:
Commercial Paper: (24.7%)
 American Express Credit Corp. ........   5.53   7/14/97 3,900,000    3,892,202
 American Express Credit Corp. ........   5.53   7/21/97 1,980,000    1,973,903
 Associates Corp. .....................   5.54    8/4/97 4,440,000    4,416,730
 Associates Corp. .....................   5.55   8/25/97 4,010,000    3,975,967
 Banc One Funding......................   5.65   7/21/97 4,188,000    4,174,846
 CIT Group Holdings....................   5.53   7/29/97 6,050,000    6,023,922
 Eaton Corp. ..........................   6.15    7/1/97 5,364,000    5,364,000
 Ford Motor Credit Corp. ..............   5.52   7/15/97 3,247,000    3,240,010
 General Electric Capital Corp. .......   5.53   7/18/97 4,267,000    4,255,835
 General Electric Capital Corp. .......   5.53   7/14/97 1,791,000    1,787,413
 GTE Funding, Inc. ....................   5.50    7/7/97 3,000,000    2,997,241
 IBM Credit Corp. .....................   5.49   7/11/97 7,775,000    7,763,106
 Merrill Lynch & Co., Inc. ............   5.57   7/14/97 6,000,000    5,987,919
 Panasonic Finance, Inc. ..............   5.53   7/14/97 5,000,000    4,990,005
 Sony Capital Corp. ...................   5.57   7/14/97 7,000,000    6,985,903
 Unilever Capital......................   5.53    7/7/97 6,280,000    6,274,206
 Walt Disney Company...................   5.57    7/3/97 2,000,000    1,999,380
 Walt Disney Company...................   5.45   7/14/97 5,430,000    5,419,301
                                                                   ------------
TOTAL SHORT-TERM DEBT SECURITIES
 (Cost: $81,521,889) (24.7%)......................................   81,521,889
                                                                   ------------
TOTAL INVESTMENTS
 (Cost: $300,414,503) 100.0%...................................... $330,762,803
                                                                   ============

  The accompanying notes are an integral part of these financial statements.

           MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                           JUNE 30, 1997 (UNAUDITED)

                                                               SHARES
                                           EXPIRATION EXERCISE SUBJECT
                                              DATE    PRICE($) TO CALL VALUE($)
                                           ---------- -------- ------- --------
OPTIONS WRITTEN:
Activision, Inc. .........................   8/16/97   12.50   10,000   (22,188)
Alliance Semiconductor Corp. .............  10/18/97   12.50   15,000    (5,625)
Alliance Semiconductor Corp. .............  10/18/97   10.00    2,400    (1,800)
Alliance Semiconductor Corp. .............   7/19/97   10.00   10,000    (1,250)
Aluminum Co. of America...................   7/19/97   70.00    7,500   (48,750)
Aluminum Co. of America...................   7/19/97   75.00   12,500   (28,125)
Anixter International, Inc. ..............  10/18/97   17.50    7,500   (10,781)
Anixter International, Inc. ..............  10/18/97   15.00   16,300   (47,881)
Anixter International, Inc. ..............   7/19/97   17.50    3,000    (1,500)
Apache Corp. .............................  10/18/97   40.00   15,000    (6,094)
Apache Corp. .............................   7/19/97   35.00   10,000    (2,500)
AT&T Corp. ...............................  10/18/97   40.00    5,000    (2,969)
AT&T Corp. ...............................   7/19/97   35.00    5,000    (4,219)
Baker Hughes, Inc. .......................  10/18/97   40.00   10,000   (25,625)
Cooper Industries.........................   7/19/97   45.00    2,300   (11,356)
Cooper Industries.........................  10/18/97   40.00   15,000  (150,000)
Dresser Industries, Inc. .................   7/19/97   35.00   10,000   (25,625)
Dresser Industries, Inc. .................   7/19/97   30.00   15,000  (110,625)
Federal-Mogul Corp. ......................   7/19/97   25.00   15,000  (150,000)
Federal-Mogul Corp. ......................  10/18/97   30.00   20,000  (112,500)
Federal-Mogul Corp. ......................   7/19/97   20.00    5,000   (75,000)
Fingerhut Companies, Inc. ................   7/19/97   15.00   10,000   (24,688)
Fingerhut Companies, Inc. ................   7/19/97   17.50   15,000    (7,031)
Fluor Corp. ..............................   7/19/97   50.00    5,000   (25,938)
Fluor Corp. ..............................   7/19/97   65.00   20,000    (1,250)
Fluor Corp. ..............................   7/19/97   70.00    5,000      (625)
Fluor Corp. ..............................   7/19/97   55.00   10,000   (14,375)
Fluor Corp. ..............................  10/18/97   55.00    5,000   (18,438)
Fluor Corp. ..............................  10/18/97   60.00   10,000   (16,250)
Fluor Corp. ..............................   7/19/97   60.00   20,000    (1,875)
GenCorp, Inc. ............................   9/20/97   20.00   10,000   (36,875)
GenCorp, Inc. ............................   9/20/97   17.50   10,000   (57,500)
General Motors Corp. .....................   9/20/97   60.00   30,000   (29,063)
General Motors Corp. .....................   7/19/97   55.00   30,000   (48,750)
General Motors Corp. .....................   9/20/97   55.00   15,000   (44,062)
Global Industries Ltd. ...................   9/20/97   25.00    5,000    (5,000)
Global Industries Ltd. ...................   9/20/97   22.50   12,000   (26,250)
Grupo Televisa S.A.-Spons GDR.............   7/19/97   25.00   10,000   (53,750)
Grupo Televisa S.A.-Spons GDR.............   7/19/97   27.50   15,000   (45,938)
GTE Corp. ................................   9/20/97   47.50   15,000    (9,844)
GTE Corp. ................................   9/20/97   45.00   10,000   (16,250)
Homestake Mining Co. .....................   7/19/97   17.50   10,000      (312)
IMC Global, Inc. .........................  10/18/97   40.00    5,000    (6,250)
IMC Global, Inc. .........................   7/19/97   35.00   30,000   (41,250)
Inland Steel, Inc. .......................  12/20/97   25.00    6,000   (18,375)
Inland Steel, Inc. .......................   7/19/97   25.00    5,000    (7,500)

  The accompanying notes are an integral part of these financial statements.

           MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                           JUNE 30, 1997 (UNAUDITED)

                                                           SHARES
                                       EXPIRATION EXERCISE SUBJECT
                                          DATE    PRICE($) TO CALL  VALUE($)
                                       ---------- -------- ------- -----------
OPTIONS WRITTEN (CONT'D):
Interim Services, Inc. ...............   8/16/97   40.00    4,800      (23,100)
Interim Services, Inc. ...............   8/16/97   35.00   31,500     (305,156)
Lafarge Corp. ........................   8/16/97   25.00    2,500       (1,875)
Lomak Petroleum, Inc. ................   7/19/97   17.50   15,000      (12,187)
Lomak Petroleum, Inc. ................   7/19/97   20.00   21,000       (2,625)
LSI Logic Corp. ......................   8/16/97   30.00    2,500       (9,844)
LSI Logic Corp. ......................   7/19/97   35.00   17,500      (14,218)
LSI Logic Corp. ......................   7/19/97   30.00    5,000      (14,688)
Nabors Industries, Inc. ..............  12/20/97   25.00   10,000      (27,500)
Nabors Industries, Inc. ..............   7/19/97   20.00   30,000     (148,125)
Nucor Corp. ..........................   7/19/97   55.00    3,000       (8,343)
Nucor Corp. ..........................  10/18/97   60.00    5,000      (11,094)
Nucor Corp. ..........................   7/19/97   50.00    3,000      (21,937)
Oceaneering Int'l, Inc. ..............   7/19/97   15.00    2,000       (6,875)
Oceaneering Int'l, Inc. ..............   7/19/97   17.50   32,000      (34,000)
Pall Corp. ...........................   9/20/97   22.50   15,000      (22,500)
Pride International, Inc. ............   7/19/97   20.00    5,000      (19,375)
Reading & Bates Corp. ................  12/20/97   30.00    5,000      (10,312)
Reynold's Metals Co. .................   7/19/97   65.00   20,000     (132,500)
Scherer (R.P.) Corp. .................  10/18/97   50.00    5,000      (20,937)
Scherer (R.P.) Corp. .................   7/19/97   50.00    5,000      (11,250)
Smith International, Inc. ............   7/19/97   60.00    5,000      (11,875)
Smith International, Inc. ............  10/18/97   60.00    5,000      (30,625)
Symantec Corp. .......................  10/18/97   12.50    5,000      (37,500)
Symantec Corp. .......................   7/19/97   15.00   10,000      (45,625)
United Meridian Corp. ................  10/18/97   40.00    6,000       (4,500)
USA Waste Services, Inc. .............  10/18/97   35.00   10,000      (50,625)
USX-Marathon Group....................   7/19/97   25.00   15,000      (57,188)
USX-U.S. Steel Group, Inc. ...........  10/18/97   32.50   10,000      (36,875)
Waste Management Inc. ................   8/16/97   30.00    5,000      (14,688)
Western Atlas, Inc. ..................   8/16/97   70.00   10,000      (44,375)
Western Atlas, Inc. ..................   9/20/97   60.00    2,000      (27,250)
                                                                   -----------
TOTAL OPTIONS WRITTEN
 (Premiums Received: ($2,059,119))................................ $(2,621,419)
                                                                   ===========

  The accompanying notes are an integral part of these financial statements.

       MUTUAL OF AMERICA INVESTMENT CORPORATION (AGGRESSIVE EQUITY FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                           JUNE 30, 1997 (UNAUDITED)

                                                          NUMBER OF    MARKET
                                                           SHARES     VALUE($)
                                                          --------- ------------
COMMON STOCKS:
Basic Materials (6.0%)
 Asarco, Inc. ...........................................   46,000     1,408,750
 Birmingham Steel Corp. .................................  150,000     2,325,000
 Boise Cascade Office Prod.*.............................   70,000     1,190,000
 Commonwealth Industries, Inc. ..........................   50,000     1,018,750
 High Plains Corp.*......................................  200,000       825,000
 Lawter International, Inc. .............................   40,000       500,000
 Mississippi Chemical Corp. .............................   20,000       415,000
 Nucor Corp. ............................................   20,000     1,130,000
 Sigma Aldrich Corp. ....................................   85,000     2,980,312
 UCAR Int'l., Inc.*......................................   72,500     3,316,875
                                                                    ------------
                                                                      15,109,687
                                                                    ------------
Consumer, Cyclical (10.4%)
 Alliance Communications Corp. ..........................  100,000       987,500
 American Radio Systems Corp.*...........................   59,000     2,352,625
 Brookstone, Inc.*.......................................  103,500       879,750
 Budget Group, Inc.*.....................................   55,000     1,897,500
 Chancellor Broadcasting Cl A*...........................   11,000       440,000
 Donnelly Corp. Cl A.....................................   25,000       418,750
 General Motors Corp. ...................................   22,500     1,252,968
 Grupo Televisa S.A.-Spons GDR...........................   40,000     1,215,000
 Haggar Corp. ...........................................   58,000       739,500
 Heilig-Meyers Co. ......................................   80,000     1,570,000
 Midwest Express Holdings, Inc.*.........................   15,000       410,625
 Nimbus CD International, Inc.*..........................  110,000     1,210,000
 Petroleum Helicopters, Inc. ............................   14,700       257,250
 Petroleum Helicopters, Inc. ............................   40,000       720,000
 Racing Champions Corp.*.................................   40,900       633,950
 Shopko Stores, Inc. ....................................   45,000     1,147,500
 Southern Energy Homes, Inc.*............................   67,500       615,937
 Synthetics Industries, Inc.*............................   65,000     1,373,125
 TBC Corp.*..............................................  237,000     1,984,875
 Tele-Communications, Inc. Cl A*.........................  115,000     1,710,625
 Todd-AO Corp. ..........................................   75,000       730,080
 ValueVision Intl., Inc. Cl A*...........................   35,000       137,812
 Viacom, Inc.*...........................................   60,000     1,800,000
 Wackenhut Corp. ........................................   75,000     1,495,312
 Worldcorp, Inc.*........................................  160,000       410,000
                                                                    ------------
                                                                      26,390,684
                                                                    ------------

                                                          NUMBER OF    MARKET
                                                           SHARES     VALUE($)
                                                          --------- ------------
Consumer, Non-Cyclical (7.7%)
 Arrow International, Inc. ..............................   54,500     1,594,125
 AVECOR Cardiovascular, Inc.*............................  175,000     2,143,750
 Biomet, Inc. ...........................................   24,000       447,000
 Dentsply International, Inc. ...........................   19,000       931,000
 Dominick's Supermarkets, Inc.*..........................   42,500     1,131,562
 French Fragrances, Inc.*................................   40,000       370,000
 Home Health Corp. of America*...........................  120,000     1,140,000
 Liposome Company, Inc.*.................................  130,000     1,161,875
 Matria Healthcare, Inc.*................................  115,000       460,000
 Molecular Dynamics, Inc.*...............................  209,000     2,926,000
 Mylan Laboratories, Inc.*...............................   15,000       221,250
 Orthodontic Centers of America*.........................  269,000     4,892,437
 Protocol Systems, Inc.*.................................   26,800       214,400
 Scherer (R.P.) Corp.*...................................   35,000     1,806,875
                                                                    ------------
                                                                      19,440,274
                                                                    ------------
Energy (20.9%)
 Abacan Resource Corp.*..................................  520,000     1,657,500
 American Oilfield Divers, Inc. .........................   78,000       936,000
 Baker Hughes, Inc. .....................................  170,000     6,576,875
 Barrett Resources Corp .................................   55,000     1,646,562
 Brigham Exploration Company*............................  105,000       879,375
 Chieftan International, Inc.*...........................   85,000     1,864,687
 ENSCO International, Inc.*..............................   25,000     1,318,750
 Falcon Drilling Co., Inc.*..............................   44,000     2,535,500
 Global Industries Ltd.*.................................   25,300       590,992
 HarCor Energy, Inc.*....................................   25,000       150,000
 Marine Drilling Companies, Inc.*........................   69,000     1,354,125
 Nabors Industries, Inc.*................................  209,900     5,247,500
 New Jersey Resources Corp...............................   23,700       743,587
 Oceaneering Int'l, Inc.*................................  195,000     3,607,500
 Offshore Logistics, Inc.*...............................  145,000     2,736,875
 Oryx Energy Co.*........................................   50,000     1,056,250
 Pride International, Inc.*..............................  357,500     8,580,000
 Ranger Oil Ltd. ........................................  200,000     1,862,500
 Southwest Gas Corp. ....................................   38,500       765,187
 Transocean Offshore, Inc. ..............................   22,500     1,634,062
 Unit Corp.*.............................................  115,000     1,200,312
 USX-Marathon Group......................................   70,000     2,021,250
 Vintage Petroleum, Inc. ................................   30,000       922,500
 Western Atlas, Inc.*....................................   40,000     2,930,000
                                                                    ------------
                                                                      52,817,889
                                                                    ------------

  The accompanying notes are an integral part of these financial statements.

       MUTUAL OF AMERICA INVESTMENT CORPORATION (AGGRESSIVE EQUITY FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                           JUNE 30, 1997 (UNAUDITED)

                                                            NUMBER OF   MARKET
                                                             SHARES    VALUE($)
                                                            --------- ----------
COMMON STOCKS (CONT'D):
Financial (3.3%)
 ARM Financial Group, Inc.*................................    5,000     100,000
 Castle & Cooke, Inc.*.....................................  100,000   1,656,250
 Delphi Financial Group, Inc.*.............................   46,920   1,806,420
 Glenborough Realty Trust, Inc. ...........................   56,000   1,414,000
 Gryphon Holdings, Inc.*...................................   97,500   1,486,875
 Lexington Corporate
  Properties...............................................  131,000   1,834,000
                                                                      ----------
                                                                       8,297,545
                                                                      ----------
Industrial (16.4%)
 Accustaff, Inc.*..........................................   60,000   1,421,250
 AFC Cable Systems, Inc.*..................................  104,000   2,808,000
 Anixter International, Inc. ..............................   60,000   1,031,250
 BISYS Group, Inc.*........................................   14,000     584,500
 Boyd Brothers Transportation*.............................   12,500      90,625
 Browning Ferris Inds., Inc. ..............................   10,000     332,500
 BWAY Corp.*...............................................   24,000     558,000
 Celadon Group, Inc. ......................................   37,000     425,500
 Cuno, Inc.*...............................................   57,500     963,125
 Daniel Industries.........................................  100,000   1,543,750
 Dayton Superior Corp.*....................................  116,500   1,485,375
 Dyersburg Corporation.....................................   45,500     381,062
 Empresses ICA Sociedad ADS*...............................   75,000   1,204,687
 Interim Services, Inc.*...................................   39,000   1,735,500
 Lufkin Industries, Inc. ..................................  102,000   2,677,500
 Memtec Ltd. ..............................................    6,000     162,000
 OmniQuip International, Inc.*.............................   70,000   1,618,750
 Pall Corp. ...............................................   35,000     813,750
 Perkin-Elmer Corp. .......................................    6,500     517,156
 Powell Industries, Inc.*..................................  145,000   2,211,250
 Railtex, Inc.*............................................  160,000   2,880,000
 Sea Containers, Ltd. Cl A*................................   54,000   1,221,750
 Silicon Valley Group, Inc.*...............................  230,000   6,066,250
 Smithway Motor Xpress Corp.*..............................   60,000     682,500
 Stewart & Stevenson Svcs Inc. ............................   93,000   2,418,000
 Strategic Distribution, Inc.*.............................  140,000     533,750
 USFreightways Corporation.................................   55,000   1,423,125
 Vallen Corp.*.............................................   87,000   1,587,750
 Zero Corp. ...............................................   80,000   2,100,000
                                                                      ----------
                                                                      41,478,655
                                                                      ----------

                                                           NUMBER OF   MARKET
                                                            SHARES    VALUE($)
                                                           --------- -----------
Technology (17.6%)
 360 Communications Co.*..................................  115,000    1,969,375
 3Com Corp.*..............................................   30,000    1,350,000
 Adelphia Communications Cl A.............................   60,000      427,500
 Alliance Semiconductor Corp.*............................   80,000      655,000
 Andrew Corp.*............................................  155,000    4,359,375
 Ceridian Corp.*..........................................   80,000    3,380,000
 Cisco Systems, Inc.*.....................................    5,000      335,625
 Coherent Comm. Systems Corp.*............................   73,000    1,825,000
 Comcast Corp. Cl A*......................................   40,000      855,000
 DSC Communications Corp.*................................   65,000    1,446,250
 DSP Communications, Inc.*................................  165,000    1,815,000
 Durco International, Inc.*...............................   57,500    1,681,875
 GenCorp, Inc. ...........................................   50,000    1,156,250
 General Instrument Corp.*................................  100,000    2,500,000
 Intermedia Communications*...............................   40,000    1,295,000
 Intuit, Inc.*............................................   65,000    1,490,937
 Kimball International, Inc. .............................   70,000    2,817,500
 LSI Logic Corp.*.........................................   25,000      800,000
 Lunar Corporation*.......................................   70,000    1,522,500
 Maxxim Medical, Inc.*....................................   90,000    1,563,750
 Meridian Diagnostics, Inc................................  105,000      879,375
 Molex Inc., Cl A.........................................   25,000      871,875
 National Techteam, Inc.*.................................   55,000    1,175,625
 Peak International Ltd.*.................................   30,000      360,000
 Symantec Corp.*..........................................   80,000    1,560,000
 TCA Cable TV, Inc. ......................................   75,000    2,821,875
 TCI Satellite Entertainment*.............................   35,000      275,625
 Teltrend, Inc.*..........................................   69,500    1,016,437
 Teradyne, Inc.*..........................................   15,000      588,750
 Thiokol Corp. ...........................................   24,000    1,680,000
                                                                     -----------
                                                                      44,475,499
                                                                     -----------
Utilities (2.6%)
 Associated Group, Inc.*..................................   28,000    1,120,000
 Citizens Utilities Co. Cl A..............................   62,926      589,930
 LCI International, Inc.*.................................   48,000    1,050,000
 Nextel Communications, Inc.*.............................  100,000    1,893,750
 WorldCom, Inc.*..........................................   52,500    1,680,000
                                                                     -----------
                                                                       6,333,680
                                                                     -----------
 TOTAL COMMON STOCKS
  (Cost: $186,363,584) 84.9%........................................ 214,343,913
                                                                     -----------

-------
* Non-income producing security.

  The accompanying notes are an integral part of these financial statements.

       MUTUAL OF AMERICA INVESTMENT CORPORATION (AGGRESSIVE EQUITY FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                           JUNE 30, 1997 (UNAUDITED)

                                        DISCOUNT            FACE     AMORTIZED
                                        RATE(%)  MATURITY AMOUNT($)   COST($)
                                        -------- -------- --------- ------------
SHORT-TERM DEBT SECURITIES:
Commercial Paper (15.1%)
 Koch Industries.......................   5.50   07/03/97 2,160,000    2,159,338
 GTE Funding, Inc. ....................   5.50   07/07/97 4,200,000    4,196,137
 Pacific Gas & Electric................   5.58   07/07/97 2,391,000    2,388,776
 Motorola, Inc. .......................   5.50   07/01/97 1,040,000    1,040,000
 Bell Atlantic Capital Funding ........   5.57   07/10/97 4,975,000    4,968,068
 American Express Credit Corp. ........   5.54   07/11/97 1,169,000    1,167,200
 Merrill Lynch & Co., Inc. ............   5.53   07/02/97 3,000,000    2,999,538
 General Electric Capital Corp. .......   5.55   07/02/97 2,206,000    2,205,660
 Ford Motor Credit Corp. ..............   5.50   07/01/97 3,985,000    3,985,000
 Cargill Financial Svcs. Corp. ........   5.45   07/01/97 4,000,000    4,000,000
 CIT Group Holdings....................   5.54   07/08/97 4,137,000    4,132,541
 Novartis Finance AG...................   5.65   07/08/97 4,967,000    4,961,550
                                                                    ------------
                                                                      38,203,808
                                                                    ------------
TOTAL SHORT-TERM DEBT SECURITIES
 (Cost: $38,203,808) 15.1%.........................................   38,203,808
                                                                    ------------
TOTAL INVESTMENTS
 (Cost: $224,567,392) 100.0%....................................... $252,547,721
                                                                    ============

  The accompanying notes are an integral part of these financial statements.

       MUTUAL OF AMERICA INVESTMENT CORPORATION (AGGRESSIVE EQUITY FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                           JUNE 30, 1997 (UNAUDITED)

                                                               SHARES
                                           EXPIRATION EXERCISE SUBJECT  MARKET
                                              DATE    PRICE($) TO CALL VALUE($)
                                           ---------- -------- ------- --------
OPTIONS WRITTEN:
3Com Corp. ...............................  07/19/97   30.00   10,000  (149,375)
3Com Corp. ...............................  07/19/97   25.00    5,000  (100,625)
3Com Corp. ...............................  07/19/97   35.00   10,000  (101,250)
3Com Corp. ...............................  10/18/97   30.00    5,000   (80,000)
Abacan Resource Corp. ....................  07/19/97   12.50   20,000      (625)
Abacan Resource Corp. ....................  07/19/97   10.00   10,000      (312)
Accustaff, Inc. ..........................  10/18/97   20.00    5,000   (22,812)
Accustaff, Inc. ..........................  07/19/97   25.00   15,000    (6,094)
Accustaff, Inc. ..........................  07/19/97   17.50    9,000   (55,687)
Accustaff, Inc. ..........................  07/19/97   20.00    8,000   (29,000)
Accustaff, Inc. ..........................  07/19/97   22.50    5,000    (7,656)
Accustaff, Inc. ..........................  10/18/97   22.50    8,000   (24,000)
Accustaff, Inc. ..........................  10/18/97   25.00   10,000   (17,500)
Alliance Semiconductor Corp. .............  07/19/97   10.00    5,000      (625)
American Radio Systems Corp. .............  10/18/97   30.00   10,000  (105,000)
American Radio Systems Corp. .............  10/18/97   40.00   10,000   (35,625)
American Radio Systems Corp. .............  07/19/97   30.00   23,000  (228,562)
American Radio Systems Corp. .............  07/19/97   35.00    1,000    (5,062)
American Radio Systems Corp. .............  07/19/97   40.00    5,000    (6,719)
Andrew Corp. .............................  10/18/97   25.00    5,000   (14,688)
Andrew Corp. .............................  07/19/97   25.00    5,000   (36,094)
Andrew Corp. .............................  07/19/97   35.00   15,000    (1,875)
Andrew Corp. .............................  10/18/97   30.00   50,000  (115,625)
Andrew Corp. .............................  10/18/97   35.00   10,000   (10,000)
Anixter International, Inc. ..............  07/19/97   17.50    3,000    (1,500)
Asarco, Inc. .............................  09/20/97   30.00   21,000   (42,000)
Asarco, Inc. .............................  07/19/97   30.00   10,000   (12,813)
Associated Group, Inc. ...................  12/20/97   45.00    2,500    (6,718)
Associated Group, Inc. ...................  09/20/97   40.00    6,000   (19,125)
Associated Group, Inc. ...................  06/21/97   45.00    4,500    (6,187)
Baker Hughes, Inc. .......................  10/18/97   42.50    5,000    (8,437)
Baker Hughes, Inc. .......................  10/18/97   40.00    5,000   (12,813)
Barrett Resources Corp....................  09/20/97   40.00   15,000    (5,625)
Barrett Resources Corp....................  09/20/97   35.00   20,000   (20,000)
Barrett Resources Corp....................  12/20/97   35.00    5,000   (10,000)
Biomet, Inc. .............................  07/19/97   17.50   14,000   (17,938)
Biomet, Inc. .............................  10/18/97   15.00   10,000   (40,000)
Birmingham Steel Corp. ...................  07/19/97   15.00    2,000    (1,750)
BISYS Group, Inc. ........................  09/20/97   35.00    4,000   (30,500)
BISYS Group, Inc. ........................  09/20/97   30.00   10,000  (126,250)
Boise Cascade Office Prod. ...............  11/22/97   17.50    6,000   (11,250)
Boise Cascade Office Prod. ...............  11/22/97   20.00    5,000    (5,000)
Boise Cascade Office Prod. ...............  08/16/97   17.50   10,000    (8,750)
Browning Ferris Inds., Inc. ..............  09/20/97   30.00   10,000   (45,625)
Budget Group, Inc. .......................  08/16/97   35.00    5,000    (9,688)
Budget Group, Inc. .......................  11/22/97   35.00    5,000   (18,437)
Ceridian Corp. ...........................  11/22/97   35.00   20,000  (177,500)

  The accompanying notes are an integral part of these financial statements.

       MUTUAL OF AMERICA INVESTMENT CORPORATION (AGGRESSIVE EQUITY FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                           JUNE 30, 1997 (UNAUDITED)

                                                               SHARES
                                           EXPIRATION EXERCISE SUBJECT  MARKET
                                              DATE    PRICE($) TO CALL VALUE($)
                                           ---------- -------- ------- --------
OPTIONS WRITTEN (CONT'D):
Ceridian Corp. ...........................  08/16/97   40.00   10,000   (36,875)
Ceridian Corp. ...........................  08/16/97   35.00   45,000  (340,312)
Cisco Systems, Inc. ......................  07/19/97   50.00    5,000   (85,937)
Coherent Comm. Systems Corp. .............  08/16/97   15.00   10,000   (99,375)
Coherent Comm. Systems Corp. .............  11/22/97   17.50   10,000   (80,625)
Coherent Comm. Systems Corp. .............  08/16/97   17.50   33,000  (253,687)
Coherent Comm. Systems Corp. .............  08/16/97   20.00   20,000  (102,500)
Comcast Corp. Cl A........................  10/18/97   22.50    5,000    (6,562)
Comcast Corp. Cl A........................  07/19/97   17.50    5,000   (19,688)
Comcast Corp. Cl A........................  07/19/97   20.00   10,000   (15,000)
Commonwealth Industries, Inc. ............  10/18/97   20.00    5,000   (10,312)
Commonwealth Industries, Inc. ............  07/19/97   20.00    5,000    (4,219)
Commonwealth Industries, Inc. ............  10/18/97   22.50    2,500    (2,422)
Commonwealth Industries, Inc. ............  07/19/97   22.50    5,000      (781)
Dentsply International, Inc. .............  08/16/97   45.00   10,000   (44,375)
Dentsply International, Inc. .............  08/16/97   50.00    3,000    (3,750)
DSC Communications Corp. .................  07/19/97   20.00   15,000   (42,188)
DSC Communications Corp. .................  07/19/97   25.00   20,000    (6,250)
DSC Communications Corp. .................  07/19/97   22.50   25,000   (24,219)
DSP Communications, Inc. .................  08/16/97    7.50    5,000   (18,437)
DSP Communications, Inc. .................  11/22/97   12.50   40,000   (65,000)
DSP Communications, Inc. .................  11/22/97   15.00   30,000   (30,000)
DSP Communications, Inc. .................  08/16/97   10.00   25,000   (46,875)
DSP Communications, Inc. .................  11/22/97   10.00   20,000   (52,500)
DSP Communications, Inc. .................  08/16/97   15.00   20,000    (4,376)
DSP Communications, Inc. .................  08/16/97   17.50    5,000      (625)
DSP Communications, Inc. .................  08/16/97   12.50   20,000   (10,000)
ENSCO International, Inc. ................  09/20/97   55.00   10,000   (34,375)
ENSCO International, Inc. ................  09/20/97   50.00   10,000   (60,000)
ENSCO International, Inc. ................  09/20/97   45.00    5,000   (46,875)
Falcon Drilling Co., Inc. ................  08/16/97   50.00    5,000   (44,688)
Falcon Drilling Co., Inc. ................  11/22/97   50.00    5,000   (61,562)
Falcon Drilling Co., Inc. ................  08/16/97   40.00    5,000   (90,000)
Falcon Drilling Co., Inc. ................  08/16/97   45.00    5,000   (66,875)
Falcon Drilling Co., Inc. ................  07/19/97   25.00    5,000   (39,375)
General Instrument Corp. .................  09/20/97   25.00    5,000    (8,437)
General Instrument Corp. .................  09/20/97   27.50   15,000   (11,250)
General Motors Corp. .....................  09/20/97   60.00   10,000    (9,688)
General Motors Corp. .....................  07/19/97   55.00   10,000   (16,250)
Global Industries Ltd. ...................  09/20/97   22.50    5,000   (10,937)
Grupo Televisa S.A.-Spons GDR.............  07/19/97   25.00   10,000   (53,750)
Grupo Televisa S.A.-Spons GDR.............  07/19/97   27.50    5,000   (15,312)
Heilig-Meyers Co. ........................  08/16/97   17.50   20,000   (45,000)
Heilig-Meyers Co. ........................  11/22/97   20.00    5,000    (8,125)
Interim Services, Inc. ...................  08/16/97   40.00    1,000    (4,813)
Interim Services, Inc. ...................  08/16/97   35.00   38,000  (368,125)
Intermedia Communications, Inc............  09/20/97   25.00    8,500   (69,062)

  The accompanying notes are an integral part of these financial statements.

       MUTUAL OF AMERICA INVESTMENT CORPORATION (AGGRESSIVE EQUITY FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                           JUNE 30, 1997 (UNAUDITED)

                                                               SHARES
                                           EXPIRATION EXERCISE SUBJECT  MARKET
                                              DATE    PRICE($) TO CALL VALUE($)
                                           ---------- -------- ------- --------
OPTIONS WRITTEN (CONT'D):
Intermedia Communications, Inc............  09/20/97   20.00    2,500   (31,562)
Intermedia Communications, Inc............  09/20/97   22.50   24,000  (249,000)
Intermedia Communications, Inc............  09/20/97   17.50    5,000   (75,625)
Intuit, Inc. .............................  07/19/97   35.00   10,000    (1,500)
Intuit, Inc. .............................  10/18/97   25.00    5,000   (10,938)
Intuit, Inc. .............................  07/19/97   25.00    5,000    (1,563)
Intuit, Inc. .............................  07/19/97   30.00   15,000    (1,875)
LCI International, Inc. ..................  09/20/97   22.50    7,000   (10,938)
LCI International, Inc. ..................  09/20/97   25.00   12,500   (11,328)
LCI International, Inc. ..................  09/20/97   20.00    7,000   (20,125)
Liposome Company, Inc. ...................  08/16/97   30.00    5,000      (312)
Liposome Company, Inc. ...................  08/16/97   35.00   10,000    (1,562)
Liposome Company, Inc. ...................  08/16/97   25.00   15,000    (1,875)
Liposome Company, Inc. ...................  11/22/97   10.00   50,000   (75,000)
LSI Logic Corp. ..........................  07/19/97   35.00   22,500   (18,281)
LSI Logic Corp. ..........................  08/16/97   30.00    2,500    (9,844)
Molecular Dynamics, Inc. .................  07/19/97   17.50    2,000      (250)
Molecular Dynamics, Inc. .................  10/18/97   17.50    5,000    (2,812)
Molecular Dynamics, Inc. .................  10/18/97   12.50    5,000   (12,187)
Molecular Dynamics, Inc. .................  07/19/97   15.00   15,000    (4,687)
Nabors Industries, Inc. ..................  12/20/97   25.00   34,900   (95,975)
Nabors Industries, Inc. ..................  12/20/97   22.50    5,000   (21,562)
National Techteam, Inc. ..................  08/16/97   20.00   10,000   (28,750)
National Techteam, Inc. ..................  08/16/97   22.50   15,000   (23,437)
National Techteam, Inc. ..................  08/16/97   25.00   20,000   (18,750)
Nextel Communications, Inc. ..............  08/16/97   15.00    5,000   (21,563)
Nimbus CD International, Inc. ............  07/19/97   12.50    7,500    (1,406)
Oceaneering Int'l, Inc. ..................  07/19/97   17.50   20,000   (21,250)
Offshore Logistics, Inc. .................  08/16/97   17.50    3,000    (6,750)
Offshore Logistics, Inc. .................  08/16/97   20.00    2,000    (1,500)
Orthodontic Centers of America............  09/20/97   15.00   10,000   (34,375)
Orthodontic Centers of America............  09/20/97   17.50   15,000   (24,375)
Orthodontic Centers of America............  12/20/97   17.50   10,000   (23,750)
Oryx Energy Co. ..........................  07/19/97   20.00   10,000   (14,063)
Pall Corp. ...............................  07/19/97   20.00    5,000   (14,687)
Pall Corp. ...............................  07/19/97   22.50   15,000   (12,187)
Pall Corp. ...............................  09/20/97   22.50   15,000   (22,500)
Perkin-Elmer Corp. .......................  12/20/97   80.00    2,500   (14,687)
Perkin-Elmer Corp. .......................  07/19/97   75.00    2,500   (12,343)
Pride International, Inc. ................  07/19/97   20.00    7,000   (27,125)
Pride International, Inc. ................  10/18/97   22.50    3,000    (9,563)
Scherer (R.P.) Corp. .....................  10/18/97   55.00    5,000    (7,500)
Scherer (R.P.) Corp. .....................  10/18/97   50.00    5,000   (20,937)
Shopko Stores, Inc. ......................  09/20/97   20.00   15,000   (86,250)
Shopko Stores, Inc. ......................  09/20/97   25.00    3,000    (6,562)
Shopko Stores, Inc. ......................  07/19/97   25.00    6,000    (7,875)
Shopko Stores, Inc. ......................  09/20/97   22.50    5,000   (18,437)

  The accompanying notes are an integral part of these financial statements.

       MUTUAL OF AMERICA INVESTMENT CORPORATION (AGGRESSIVE EQUITY FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                           JUNE 30, 1997 (UNAUDITED)

                                                            SHARES
                                        EXPIRATION EXERCISE SUBJECT   MARKET
                                           DATE    PRICE($) TO CALL  VALUE($)
                                        ---------- -------- ------- -----------
OPTIONS WRITTEN (CONT'D):
Shopko Stores, Inc. ...................  09/20/97   17.50    1,000       (8,125)
Shopko Stores, Inc. ...................  12/20/97   22.50    5,000      (21,562)
Silicon Valley Group, Inc. ............  09/20/97   30.00   30,000      (52,500)
Stewart & Stevenson Svcs., Inc.........  09/20/97   25.00   20,000      (48,750)
Stewart & Stevenson Svcs., Inc.........  12/20/97   30.00   10,000      (11,250)
Symantec Corp. ........................  10/18/97   17.50   15,000      (51,562)
Symantec Corp. ........................  10/18/97   20.00    5,000      (10,000)
Symantec Corp. ........................  07/19/97   17.50   10,000      (24,375)
Symantec Corp. ........................  10/18/97   15.00   10,000      (53,750)
TBC Corp. .............................  09/20/97   10.00    5,000       (2,500)
TCA Cable TV, Inc. ....................  12/20/97   35.00    2,000       (8,125)
TCA Cable TV, Inc. ....................  09/20/97   35.00    2,000       (6,625)
Tele-Communications, Inc. Cl A.........  10/18/97   15.00    5,000       (7,812)
Tele-Communications, Inc. Cl A.........  10/18/97   17.50    1,000         (563)
Teradyne, Inc. ........................  07/19/97   25.00    5,000      (73,750)
Teradyne, Inc. ........................  07/19/97   32.50   10,000      (72,500)
Thiokol Corp. .........................  07/19/97   60.00    5,000      (53,750)
Thiokol Corp. .........................  07/19/97   45.00    3,000      (76,500)
Thiokol Corp. .........................  07/19/97   50.00    6,000     (123,000)
Thiokol Corp. .........................  07/19/97   55.00   10,000     (157,500)
Transocean Offshore, Inc. .............  11/22/97   65.00    2,600      (27,950)
Transocean Offshore, Inc. .............  08/16/97   55.00   19,900     (358,200)
UCAR Int'l., Inc. .....................  11/22/97   45.00   10,000      (31,250)
USX-Marathon Group.....................  07/19/97   25.00   15,000      (57,187)
Viacom, Inc. ..........................  12/20/97   35.00   15,000      (18,750)
Viacom, Inc. ..........................  09/20/97   25.00   10,000      (57,500)
Viacom, Inc. ..........................  09/20/97   30.00    5,000      (10,937)
Western Atlas, Inc. ...................  08/16/97   70.00    5,000      (22,187)
Western Atlas, Inc. ...................  09/20/97   60.00    2,000      (27,250)
WorldCom, Inc. ........................  09/20/97   27.50   25,000     (134,375)
WorldCom, Inc. ........................  09/20/97   25.00   27,500     (209,699)
                                                                    -----------
TOTAL OPTIONS WRITTEN
 (Premiums Received: ($4,431,455))................................. $(7,223,313)
                                                                    ===========

  The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                      STATEMENT OF ASSETS AND LIABILITIES
                           JUNE 30, 1997 (UNAUDITED)

                          MONEY MARKET ALL AMERICA  EQUITY INDEX       BOND
                              FUND         FUND         FUND           FUND
                          ------------ ------------ ------------ -----------------
Assets:
Investments at market
 value
 (Cost:
 Money Market Fund --
   $83,722,180
 All America Fund --
   $416,968,533
 Equity Index Fund --
   $130,623,346
 Bond Fund --
   $504,406,353)
 (Notes 1 and 3)........  $83,722,180  $695,567,256 $175,105,849   $505,991,353
Cash....................          --      2,393,308       30,201         10,980
Interest and dividends
 receivable.............          --        676,898      207,588      3,811,891
Receivable for
 securities sold........          --     10,683,819       20,000      3,003,290
Other Assets............          --            --           --             --
                          -----------  ------------ ------------   ------------
Total Assets............   83,722,180   709,321,281  175,363,638    512,817,514
Payable for securities
 purchased..............          --      1,960,404      176,353    137,975,550
Other liabilities.......      988,718           --        26,600         20,304
                          -----------  ------------ ------------   ------------
Net Assets..............  $82,733,462  $707,360,877 $175,160,685   $374,821,660
                          ===========  ============ ============   ============
Number of Shares
 Outstanding (Note 4)...   67,741,174   248,231,768   91,125,662    263,809,928
                          ===========  ============ ============   ============
Net Asset Values,
 offering and redemption
 price per share........        $1.22         $2.85        $1.92          $1.42
                                =====         =====        =====          =====
                           SHORT-TERM    MID-TERM    COMPOSITE   AGGRESSIVE EQUITY
                           BOND FUND    BOND FUND       FUND           FUND
                          ------------ ------------ ------------ -----------------
Assets:
Investments at market
 value
 (Cost:
 Short-Term Bond Fund --
   $15,723,399
 Mid-Term Bond Fund --
   $13,465,645
 Composite Fund --
   $300,414,503
 Aggressive Equity
  Fund -- $224,567,392)
 (Notes 1 and 3)........  $15,760,228  $ 13,452,271 $330,762,803   $252,547,721
Cash....................       26,009           114       91,513         91,327
Interest and dividends
 receivable.............      123,030       186,144    1,246,366         63,904
Receivable for
 securities sold........      533,848           --         9,612        840,132
Other assets............          --            --           --             --
                          -----------  ------------ ------------   ------------
Total Assets............   16,443,115    13,638,529  332,110,294    253,543,084
Payable for securities
 purchased..............       88,082           --    36,431,810      4,198,918
Call options written, at
 market value
 (Premium received:
 Composite Fund --
   $2,059,119
 Aggressive Equity
  Fund -- $4,431,455)...          --            --     2,621,419      7,223,313
Other liabilities.......          --            --           --             --
                          -----------  ------------ ------------   ------------
Net Assets..............  $16,355,033  $ 13,638,529 $293,057,065   $242,120,853
                          ===========  ============ ============   ============
Number of Shares
 Outstanding (Note 4)...   15,480,362    14,791,257  154,406,845    145,259,861
                          ===========  ============ ============   ============
Net Asset Values,
 offering and redemption
 price per
 share..................        $1.06         $0.92        $1.90          $1.67
                                =====         =====        =====          =====

  The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                            STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

                           MONEY MARKET  ALL AMERICA  EQUITY INDEX     BOND
                               FUND          FUND         FUND         FUND
                           ------------  ------------ ------------ ------------
Investment Income and
 Expenses:
Income:
 Dividends...............  $        --   $  4,926,442 $  1,244,966 $        --
 Interest................     2,139,494       217,561      192,987   12,318,256
                           ------------  ------------ ------------ ------------
Total income.............     2,139,494     5,144,003    1,437,953   12,318,256
                           ------------  ------------ ------------ ------------
Expenses:
 Investment advisory fees
  (Note 2)...............        97,260     1,654,713       86,628      867,883
                           ------------  ------------ ------------ ------------
Net Investment Income....     2,042,234     3,489,290    1,351,325   11,450,373
                           ------------  ------------ ------------ ------------
Net Realized and
 Unrealized Gain (Loss)
 on Investments (Note 1):
Net realized gain (loss)
 on investments:
 Net proceeds from sales
  and maturities.........   499,208,547   654,560,898  338,140,847  721,778,532
 Cost of securities sold
  or matured.............   499,211,383   625,464,121  336,589,121  721,335,750
                           ------------  ------------ ------------ ------------
Net realized gain (loss).        (2,836)   29,096,777    1,551,726      442,782
Net unrealized
 appreciation
 (depreciation) of
 investments.............           --     72,826,895   23,986,338   (1,682,391)
                           ------------  ------------ ------------ ------------
Net Realized and
 Unrealized Gain (Loss)
 on Investments..........        (2,836)  101,923,672   25,538,064   (1,239,609)
                           ------------  ------------ ------------ ------------
Net Increase (Decrease)
 in Net Assets Resulting
 from Operations.........  $  2,039,398  $105,412,962 $ 26,889,389 $ 10,210,764
                           ============  ============ ============ ============

                           SHORT-TERM   MID-TERM    COMPOSITE  AGGRESSIVE EQUITY
                           BOND FUND   BOND FUND      FUND           FUND
                           ----------  ----------  ----------- -----------------
Investment Income and
 Expenses:
Income:
 Dividends...............  $      --   $      --   $   899,684    $   446,168
 Interest................     500,691     467,250    4,565,163        640,647
                           ----------  ----------  -----------    -----------
Total income.............     500,691     467,250    5,464,847      1,086,815
                           ----------  ----------  -----------    -----------
Expenses:
 Investment advisory fees
  (Note 2)...............      39,166      37,214      701,489        760,664
                           ----------  ----------  -----------    -----------
Net Investment Income....     461,525     430,036    4,763,358        326,151
                           ----------  ----------  -----------    -----------
Net Realized and
 Unrealized Gain (Loss)
 on Investments (Note 1)
 Net realized gain (loss)
  on investments:
 Net proceeds from sales
  and maturities.........  41,494,477  68,963,346  666,402,953    806,320,199
Cost of securities sold
 or matured..............  41,493,511  68,947,830  659,779,650    796,967,470
                           ----------  ----------  -----------    -----------
Net realized gain (loss).         966      15,516    6,623,303      9,352,729
Net unrealized
 appreciation
 (depreciation) of
 investments.............     (19,522)    (37,128)   8,485,365     12,824,338
                           ----------  ----------  -----------    -----------
Net Realized and
 Unrealized Gain (Loss)
 on Investments..........     (18,556)    (21,612)  15,108,668     22,177,067
                           ----------  ----------  -----------    -----------
Net Increase (Decrease)
 in Net Assets Resulting
 from Operations.........  $  442,969  $  408,424  $19,872,026    $22,503,218
                           ==========  ==========  ===========    ===========

  The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                      STATEMENTS OF CHANGES IN NET ASSETS

                              MONEY MARKET FUND             ALL AMERICA FUND            EQUITY INDEX FUND
                          ---------------------------  ---------------------------  ---------------------------
                           FOR THE SIX     FOR THE      FOR THE SIX     FOR THE      FOR THE SIX     FOR THE
                          MONTHS ENDED    YEAR ENDED   MONTHS ENDED    YEAR ENDED   MONTHS ENDED    YEAR ENDED
                          JUNE 30, 1997  DECEMBER 31,  JUNE 30, 1997  DECEMBER 31,  JUNE 30, 1997  DECEMBER 31,
                           (UNAUDITED)       1996       (UNAUDITED)       1996       (UNAUDITED)       1996
                          -------------  ------------  -------------  ------------  -------------  ------------
Increase (Decrease) in Net Assets:
From Operations:
 Net investment income..  $  2,042,234   $  3,150,513  $  3,489,290   $  7,314,135  $  1,351,325   $  1,601,372
 Net realized gain
  (loss) on investments.        (2,836)          (161)   29,096,777     22,009,984     1,551,726      1,803,064
 Unrealized appreciation
  (depreciation) of
  investments...........           --             --     72,826,895     80,788,691    23,986,338     11,911,735
                          ------------   ------------  ------------   ------------  ------------   ------------
Net Increase (Decrease)
 in Net Assets Resulting
 From Operations........     2,039,398      3,150,352   105,412,962    110,112,810    26,889,389     15,316,171
                          ------------   ------------  ------------   ------------  ------------   ------------
Capital Share
 Transactions (Note 4):
 Net proceeds from sale
  of shares.............    15,097,644     61,070,949    23,679,654     67,857,705    52,003,268     60,056,284
 Dividends reinvested...           --       3,165,422           --      32,301,582           --       3,473,499
 Cost of shares
  redeemed..............   (12,184,131)   (59,846,394)  (58,401,088)   (74,455,531)   (5,580,787)   (16,336,002)
 Dividend distributions.           --      (3,165,422)          --     (32,301,582)          --      (3,473,499)
                          ------------   ------------  ------------   ------------  ------------   ------------
Net Increase (Decrease)
 in Net Assets From
 Capital Share
 Transactions...........     2,913,513      1,224,555   (34,721,434)    (6,597,826)   46,422,481     43,720,282
                          ------------   ------------  ------------   ------------  ------------   ------------
Increase (Decrease) in
 Net Assets.............     4,952,911      4,374,907    70,691,528    103,514,984    73,311,870     59,036,453
Net Assets, Beginning of
 Period/Year............    77,780,551     73,405,644   636,669,349    533,154,365   101,848,815     42,812,362
                          ------------   ------------  ------------   ------------  ------------   ------------
Net Assets, End of
 Period/Year............  $ 82,733,462   $ 77,780,551  $707,360,877   $636,669,349  $175,160,685   $101,848,815
                          ============   ============  ============   ============  ============   ============
Components of Net
 Assets:
 Paid-in capital........  $ 80,611,337   $ 77,697,824  $399,926,595   $434,648,029  $127,771,066   $ 81,348,585
 Accumulated
  undistributed net
  investment income
  (loss)................     2,130,157         87,923     3,245,168       (244,122)    1,343,270         (8,055)
 Accumulated
  undistributed net
  realized gain (loss)
  on investments........        (8,032)        (5,196)   25,590,390     (3,506,387)    1,563,846         12,120
 Unrealized appreciation
  (depreciation) of
  investments...........           --             --    278,598,724    205,771,829    44,482,503     20,496,165
                          ------------   ------------  ------------   ------------  ------------   ------------
Net Assets, End of
 Period/Year............  $ 82,733,462   $ 77,780,551  $707,360,877   $636,669,349  $175,160,685   $101,848,815
                          ============   ============  ============   ============  ============   ============
                                  BOND FUND               SHORT-TERM BOND FUND          MID-TERM BOND FUND
                          ---------------------------  ---------------------------  ---------------------------
                           FOR THE SIX     FOR THE      FOR THE SIX     FOR THE      FOR THE SIX     FOR THE
                          MONTHS ENDED    YEAR ENDED   MONTHS ENDED    YEAR ENDED   MONTHS ENDED    YEAR ENDED
                          JUNE 30, 1997  DECEMBER 31,  JUNE 30, 1997  DECEMBER 31,  JUNE 30, 1997  DECEMBER 31,
                           (UNAUDITED)       1996       (UNAUDITED)       1996       (UNAUDITED)       1996
                          -------------  ------------  -------------  ------------  -------------  ------------
Increase (Decrease) in Net Assets:
From Operations:
 Net investment income..  $ 11,450,373   $ 20,579,562  $    461,525   $    617,247  $    430,036   $  1,885,137
 Net realized gain
  (loss) on investments.       442,782      4,996,015           966            363        15,516       (744,597)
 Unrealized appreciation
  (depreciation) of
  investments...........    (1,682,391)   (14,451,071)      (19,522)        16,737       (37,128)      (776,280)
                          ------------   ------------  ------------   ------------  ------------   ------------
Net Increase (Decrease)
 in Net Assets Resulting
 From Operations........    10,210,764     11,124,506       442,969        634,347       408,424        364,260
                          ------------   ------------  ------------   ------------  ------------   ------------
Capital Share Transactions (Note 4):
 Net proceeds from sale
  of shares.............    46,172,217     63,334,172     1,865,596     14,156,603     4,799,582     33,969,164
 Dividends reinvested...           --      21,664,408           --         606,778           --       1,825,609
 Cost of shares
  redeemed..............   (10,834,768)   (56,464,268)   (1,467,614)    (1,789,353)   (4,928,997)   (45,471,861)
 Dividend distributions.           --     (21,664,408)          --        (606,778)          --      (1,825,609)
                          ------------   ------------  ------------   ------------  ------------   ------------
Net Increase (Decrease)
 in Net Assets From
 Capital Share
 Transactions...........    35,337,449      6,869,904       397,982     12,367,250      (129,415)   (11,502,697)
                          ------------   ------------  ------------   ------------  ------------   ------------
Increase (Decrease) in
 Net Assets.............    45,548,213     17,994,410       840,951     13,001,597       279,009    (11,138,437)
Net Assets, Beginning of
 Period/Year............   329,273,447    311,279,037    15,514,082      2,512,485    13,359,520     24,497,957
                          ------------   ------------  ------------   ------------  ------------   ------------
Net Assets, End of
 Period/Year............  $374,821,660   $329,273,447  $ 16,355,033   $ 15,514,082  $ 13,638,529   $ 13,359,520
                          ============   ============  ============   ============  ============   ============
Components of Net
 Assets:
 Paid-in capital........  $365,845,478   $330,508,029  $ 15,861,155   $ 15,463,173  $ 14,492,026   $ 14,621,441
 Accumulated
  undistributed net
  investment income
  (loss)................    10,427,621     (1,022,752)      466,496          4,971       442,324         12,288
 Accumulated
  undistributed net
  realized gain (loss)
  on investments .......    (3,036,439)    (3,479,221)       (9,447)       (10,413)   (1,282,447)    (1,297,963)
 Net unrealized
  appreciation
  (depreciation) of
  investments...........     1,585,000      3,267,391        36,829         56,351       (13,374)        23,754
                          ------------   ------------  ------------   ------------  ------------   ------------
Net Assets, End of
 Period/Year............  $374,821,660   $329,273,447  $ 16,355,033   $ 15,514,082  $ 13,638,529   $ 13,359,520
                          ============   ============  ============   ============  ============   ============

  The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                      STATEMENTS OF CHANGES IN NET ASSETS

                                COMPOSITE FUND           AGGRESSIVE EQUITY FUND
                          ---------------------------  ---------------------------
                           FOR THE SIX     FOR THE      FOR THE SIX     FOR THE
                          MONTHS ENDED    YEAR ENDED   MONTHS ENDED    YEAR ENDED
                          JUNE 30, 1997  DECEMBER 31,  JUNE 30, 1997  DECEMBER 31,
                           (UNAUDITED)       1996       (UNAUDITED)       1996
                          -------------  ------------  -------------  ------------
Increase (Decrease) in
 Net Assets:
From Operations:
  Net investment income.  $  4,763,358   $ 10,191,145  $    326,151   $    441,513
  Net realized gain
   (loss) on
   investments..........     6,623,303     19,809,364     9,352,729     17,987,676
  Unrealized
   appreciation
   (depreciation) of
   investments..........     8,485,365      1,412,589    12,824,338      4,633,533
                          ------------   ------------  ------------   ------------
Net Increase (Decrease)
 in Net Assets Resulting
 From Operations........    19,872,026     31,413,098    22,503,218     23,062,722
                          ------------   ------------  ------------   ------------
Capital Share
 Transactions (Note 4):
  Net proceeds from sale
   of shares............     4,913,008     15,736,097    91,819,021     72,571,512
  Dividends reinvested..           --      35,621,387           --      19,399,095
  Cost of shares
   redeemed.............   (14,659,078)   (40,509,708)   (8,430,149)   (18,033,044)
  Dividend
   distributions........           --     (35,621,387)          --     (19,399,095)
                          ------------   ------------  ------------   ------------
Net Increase (Decrease)
 in Net Assets From
 Capital Share
 Transactions...........    (9,746,070)   (24,773,611)   83,388,872     54,538,468
                          ------------   ------------  ------------   ------------
Increase (Decrease) in
 Net Assets.............    10,125,956      6,639,487   105,892,090     77,601,190
Net Assets, Beginning of
 Period/Year............   282,931,109    276,291,622   136,228,763     58,627,573
                          ------------   ------------  ------------   ------------
Net Assets, End of
 Period/Year............  $293,057,065   $282,931,109  $242,120,853   $136,228,763
                          ============   ============  ============   ============
Components of Net
 Assets:
  Paid-in capital.......  $253,495,351   $263,241,421  $206,192,019   $122,803,147
  Accumulated
   undistributed net
   investment income
   (loss)...............     5,262,900        499,542       309,878        (16,273)
  Accumulated
   undistributed net
   realized gain (loss)
   on investments.......     4,512,814     (2,110,489)   10,430,485      1,077,756
  Unrealized
   appreciation
   (depreciation) of
   investments..........    29,786,000     21,300,635    25,188,471     12,364,133
                          ------------   ------------  ------------   ------------
Net Assets, End of
 Period/Year............  $293,057,065   $282,931,109  $242,120,853   $136,228,763
                          ============   ============  ============   ============

  The accompanying notes are an integral part of these financial statements.

                   MUTUAL OF AMERICA INVESTMENT CORPORATION
                             FINANCIAL HIGHLIGHTS

  Income from investment operations and distributions per share for a Fund share outstanding during the six months ended June 30, 1997, and throughout each of the nine years ended December 31, 1996, or, since the Fund's inception date if in existence less than nine years and other supplementary data with respect to the Funds are presented below. The financial highlights for the years 1988 through 1991 are presented from the perspective of the Separate Accounts, which are the ultimate holders of the shares of the Investment Company. Effective in 1992 the financial highlights are presented from the perspective of the Funds.

                                                       MONEY MARKET FUND
                          ------------------------------------------------------------------------------------
                           SIX MONTHS
                              ENDED                        YEARS ENDED DECEMBER 31,
                          JUNE 30, 1997 ----------------------------------------------------------------------
                           (UNAUDITED)   1996    1995    1994    1993    1992    1991    1990    1989    1988
                          ------------- ------  ------  ------  ------  ------  ------  ------  ------  ------
Net Asset Value,
 Beginning of
 Period/Year............      $1.19     $ 1.18  $ 1.19  $ 1.17  $ 1.17  $ 1.18  $ 1.23  $ 1.23  $ 1.22  $ 1.25
                              -----     ------  ------  ------  ------  ------  ------  ------  ------  ------
Income From Investment
 Operations:
 Net Investment Income..       0.03       0.06    0.07    0.03    0.04    0.04    0.12    0.10    0.12    0.08
 Net Gains or (Losses)
  on Securities realized
  and unrealized........        --         --      --     0.02     --      --    (0.05)    --      --      --
                              -----     ------  ------  ------  ------  ------  ------  ------  ------  ------
Total From Investment
 Operations.............       0.03       0.06    0.07    0.05    0.04    0.04    0.07    0.10    0.12    0.08
                              -----     ------  ------  ------  ------  ------  ------  ------  ------  ------
Less: Dividend
 Distributions From Net
 Investment Income......        --       (0.05)  (0.08)  (0.03)  (0.04)  (0.05)  (0.12)  (0.10)  (0.11)  (0.11)
                              -----     ------  ------  ------  ------  ------  ------  ------  ------  ------
Total Distributions.....        --       (0.05)  (0.08)  (0.03)  (0.04)  (0.05)  (0.12)  (0.10)  (0.11)  (0.11)
                              -----     ------  ------  ------  ------  ------  ------  ------  ------  ------
Net Asset Value, End of
 Period/Year............      $1.22     $ 1.19  $ 1.18  $ 1.19  $ 1.17  $ 1.17  $ 1.18  $ 1.23  $ 1.23  $ 1.22
                              =====     ======  ======  ======  ======  ======  ======  ======  ======  ======
Total Return (%)........        2.6        5.3     5.8     4.1     2.9     3.3     4.4     6.8     7.8     5.9
Net Assets, End of
 Period/Year ($ millions)        83         78      73      81      38      39      43      89      81       6
Ratio of Expenses to
 Average Net Assets (%).       0.25(a)    0.25    0.25    0.25    0.26    0.40    0.40    0.40    0.40    0.40
Ratio of Net Income to
 Average Net Assets (%).       5.26(a)    5.21    5.66    4.15    2.90    3.33    5.73    7.79    8.90    6.85
Portfolio Turnover Rate
 (b)....................        N/A        N/A     N/A     N/A     N/A     N/A     N/A     N/A     N/A     N/A

-------
(a) Annualized.

(b) Portfolio turnover rate excludes all U.S. Government and short-term securities.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                        FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       ALL AMERICA FUND(b)
                          -------------------------------------------------------------------------------------
                           SIX MONTHS
                              ENDED                        YEARS ENDED DECEMBER 31,
                          JUNE 30, 1997 -----------------------------------------------------------------------
                           (UNAUDITED)   1996    1995   1994(c)   1993    1992    1991    1990    1989    1988
                          ------------- ------  ------  -------  ------  ------  ------  ------  ------  ------
Net Asset Value,
 Beginning of
 Period/Year............      $2.44     $ 2.13  $ 1.61  $ 1.80   $ 1.79  $ 1.93  $ 1.70  $ 1.81  $ 1.69  $ 1.82
                              -----     ------  ------  ------   ------  ------  ------  ------  ------  ------
Income From Investment
 Operations:
 Net Investment Income..       0.01       0.03    0.03    0.04     0.04    0.04    0.18    0.08    0.28    0.06
 Net Gains or (Losses)
  on Securities realized
  and unrealized........       0.40       0.41    0.56   (0.01)    0.18    0.03    0.23   (0.11)   0.14    0.10
                              -----     ------  ------  ------   ------  ------  ------  ------  ------  ------
Total From Investment
 Operations.............       0.41       0.44    0.59    0.03     0.22    0.07    0.41   (0.03)   0.42    0.16
                              -----     ------  ------  ------   ------  ------  ------  ------  ------  ------
Less Dividend
 Distributions:
 From Net Investment
  Income................        --       (0.03)  (0.03)  (0.04)   (0.04)  (0.04)  (0.05)  (0.06)  (0.05)  (0.09)
 From Capital Gains.....        --       (0.10)  (0.04)  (0.18)   (0.17)  (0.17)  (0.13)  (0.02)  (0.25)  (0.20)
                              -----     ------  ------  ------   ------  ------  ------  ------  ------  ------
Total Distributions.....        --       (0.13)  (0.07)  (0.22)   (0.21)  (0.21)  (0.18)  (0.08)  (0.30)  (0.29)
                              -----     ------  ------  ------   ------  ------  ------  ------  ------  ------
Net Asset Value, End of
 Period/Year............      $2.85     $ 2.44  $ 2.13  $ 1.61   $ 1.80  $ 1.79  $ 1.93  $ 1.70  $ 1.81  $ 1.69
                              =====     ======  ======  ======   ======  ======  ======  ======  ======  ======
Total Return (%)........       17.0       20.7    36.6     1.3     12.0     3.2    22.6    (3.8)   24.1     8.7
Net Assets, End of
 Period/Year ($ millions)       707        637     533     375      424     398     434     377     437      40
Ratio of Expenses to
 Average Net Assets (%).       0.50(a)    0.50    0.50    0.50     0.50    0.50    0.50    0.50    0.50    0.50
Ratio of Net Income to
 Average Net
 Assets (%).............       1.05(a)    1.26    1.57    2.11     1.92    2.02    2.49    3.33    2.54    3.07
Portfolio Turnover Rate
 (%)(d).................      14.87      28.35   33.63  129.80    93.86  129.40  158.35  108.75  117.60   56.94
Average Commission Rate
 Paid ($)(e)............      .0548      .0549     --      --       --      --      --      --      --      --

-------
(a) Annualized.

(b) Prior to May 2, 1994, this Fund was known as the Stock Fund and had a different investment objective.

(c) Reflects the combined data of this Fund and that of its predecessor.

(d) Portfolio turnover rate excludes all U.S. Government and short-term securities.

(e) Average commission rate paid per share of stock is calculated for years beginning after 1995.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                        FINANCIAL HIGHLIGHTS (CONTINUED)

                                                        BOND FUND
                          ------------------------------------------------------------------------------
                           SIX MONTHS
                              ENDED                     YEARS ENDED DECEMBER 31,
                          JUNE 30, 1997 ----------------------------------------------------------------
                           (UNAUDITED)  1996   1995   1994    1993    1992   1991    1990   1989   1988
                          ------------- -----  -----  -----  ------  ------  -----  ------  -----  -----
Net Asset Value,
 Beginning of
 Period/Year............      $1.38     $1.43  $1.27  $1.41  $ 1.41  $ 1.41  $1.33  $ 1.37  $1.27  $1.40
                              -----     -----  -----  -----  ------  ------  -----  ------  -----  -----
Income From Investment
 Operations:
 Net Investment Income..       0.04      0.09   0.09   0.09    0.09    0.09   0.13    0.09    --    0.09
 Net Gains or (Losses)
  on Securities
  realized and
  unrealized............        --      (0.04)  0.16  (0.14)   0.09    0.03   0.08   (0.02)  0.16  (0.01)
                              -----     -----  -----  -----  ------  ------  -----  ------  -----  -----
 Total From Investment
  Operations............       0.04      0.05   0.25  (0.05)   0.18    0.12   0.21    0.07   0.16   0.08
                              -----     -----  -----  -----  ------  ------  -----  ------  -----  -----
Less Dividend
 Distributions:
 From Net Investment
  Income................        --      (0.09) (0.09) (0.09)  (0.09)  (0.09) (0.11)  (0.11) (0.06) (0.21)
 From Capital Gains.....        --      (0.01)   --     --    (0.09)  (0.03) (0.02)    --     --     --
                              -----     -----  -----  -----  ------  ------  -----  ------  -----  -----
 Total Distributions....        --      (0.10) (0.09) (0.09)  (0.18)  (0.12) (0.13)  (0.11) (0.06) (0.21)
                              -----     -----  -----  -----  ------  ------  -----  ------  -----  -----
Net Asset Value, End of
 Period/Year............      $1.42     $1.38  $1.43  $1.27  $ 1.41  $ 1.41  $1.41  $ 1.33  $1.37  $1.27
                              =====     =====  =====  =====  ======  ======  =====  ======  =====  =====
Total Return (%)........        2.9       3.5   19.4   (3.2)   13.1     8.6   14.0     3.5   11.1    6.2
Net Assets, End of
 Period/Year ($ millions)       375       329    311    249     263     233    187     163    109      5
Ratio of Expenses to
 Average Net Assets (%).       0.50(a)   0.50   0.50   0.50    0.50    0.50   0.50    0.50   0.50   0.50
Ratio of Net Income to
 Average Net Assets (%).       6.59(a)   6.70   6.64   6.32    6.30    6.93   7.59    8.57   8.55   8.25
Portfolio Turnover Rate
 (%)(b).................      35.58     30.14  41.93  51.14  103.16  112.40  95.00  129.02  47.70  75.61

-------
(a) Annualized.

(b) Portfolio turnover rate excludes all U.S. Government and short-term securities.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                        FINANCIAL HIGHLIGHTS (CONTINUED)

                                     SHORT-TERM BOND FUND                            MID-TERM BOND FUND
                          ---------------------------------------------  ---------------------------------------------
                               SIX                                            SIX
                             MONTHS                                         MONTHS
                              ENDED       YEARS ENDED DECEMBER 31,           ENDED       YEARS ENDED DECEMBER 31,
                          JUNE 30, 1997 -------------------------------  JUNE 30, 1997 -------------------------------
                           (UNAUDITED)   1996    1995    1994   1993(b)   (UNAUDITED)   1996    1995    1994   1993(b)
                          ------------- ------  ------  ------  -------  ------------- ------  ------  ------  -------
Net Asset Value,
 Beginning of
 Period/Year............     $ 1.03     $ 1.02  $ 1.00  $ 1.02  $ 1.00      $ 0.90     $ 1.00  $ 0.91  $ 0.99  $ 1.00
                             ------     ------  ------  ------  ------      ------     ------  ------  ------  ------
Income From Investment
 Operations:
 Net Investment Income..       0.03       0.04    0.06    0.04    0.02        0.03       0.14    0.06    0.03    0.04
 Net Gains or (Losses)
  on Securities realized
  and unrealized........        --        0.01    0.02   (0.02)   0.02       (0.01)     (0.10)   0.09   (0.07)   0.04
                             ------     ------  ------  ------  ------      ------     ------  ------  ------  ------
 Total From Investment
  Operations............       0.03       0.05    0.08    0.02    0.04        0.02       0.04    0.15   (0.04)   0.08
                             ------     ------  ------  ------  ------      ------     ------  ------  ------  ------
Less Dividend
 Distributions:
 From Net Investment
  Income................        --       (0.04)  (0.06)  (0.04)  (0.02)        --       (0.14)  (0.06)  (0.04)  (0.04)
 From Capital Gains.....        --         --      --      --      --          --         --      --      --    (0.05)
                             ------     ------  ------  ------  ------      ------     ------  ------  ------  ------
 Total Distributions....        --       (0.04)  (0.06)  (0.04)  (0.02)        --       (0.14)  (0.06)  (0.04)  (0.09)
                             ------     ------  ------  ------  ------      ------     ------  ------  ------  ------
Net Asset Value, End of
 Period.................     $ 1.06     $ 1.03  $ 1.02  $ 1.00  $ 1.02      $ 0.92     $ 0.90  $ 1.00  $ 0.91  $ 0.99
                             ======     ======  ======  ======  ======      ======     ======  ======  ======  ======
Total Return (%)........        2.8        4.9     7.7     1.4     4.6         2.8        3.9    16.3    (3.7)    7.3
Net Assets, End of Year
 ($ millions)...........         16         16       3       2       3          14         13      24      24      19
Ratio of Expenses to
 Average Net Assets (%).       0.50(a)    0.50    0.50    0.48    0.45        0.50(a)    0.50    0.50    0.50    0.45
Ratio of Net Income to
 Average Net Assets (%).       5.89(a)    5.42    4.65    3.51    3.09        5.79(a)    5.80    5.73    4.71    4.13
Portfolio Turnover Rate
 (%)(c).................      18.35       6.68   16.47    0.00  122.37        5.66     144.55   73.72    7.52  162.03

-------
(a) Annualized.

(b) Commenced operations February 5, 1993.

(c) Portfolio turnover rate excludes all U.S. Government and short-term securities.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                        FINANCIAL HIGHLIGHTS (CONTINUED)

                                                         COMPOSITE FUND
                          ------------------------------------------------------------------------------------
                           SIX MONTHS
                              ENDED                        YEARS ENDED DECEMBER 31,
                          JUNE 30, 1997 ----------------------------------------------------------------------
                           (UNAUDITED)   1996    1995    1994    1993    1992    1991    1990    1989    1988
                          ------------- ------  ------  ------  ------  ------  ------  ------  ------  ------
Net Asset Value, Begin-
 ning of Period/Year....      $1.77     $ 1.81  $ 1.57  $ 1.71  $ 1.59  $ 1.61  $ 1.53  $ 1.63  $ 1.46  $ 1.60
                              -----     ------  ------  ------  ------  ------  ------  ------  ------  ------
Income From Investment
 Operations:
 Net Investment Income..       0.03       0.07    0.08    0.05    0.05    0.06    0.19    0.14    0.11    0.08
 Net Gains or (Losses)
  on Securities realized
  and unrealized........       0.10       0.14    0.27   (0.10)   0.22    0.03    0.09   (0.09)   0.17    0.05
                              -----     ------  ------  ------  ------  ------  ------  ------  ------  ------
Total From Investment
 Operations.............       0.13       0.21    0.35   (0.05)   0.27    0.09    0.28    0.05    0.28    0.13
                              -----     ------  ------  ------  ------  ------  ------  ------  ------  ------
Less Dividend Distributions:
 From Net Investment Income     --       (0.08)  (0.08)  (0.07)  (0.05)  (0.06)  (0.07)  (0.10)  (0.08)  (0.17)
 From Capital Gains.....        --       (0.17)  (0.03)  (0.02)  (0.10)  (0.05)  (0.13)  (0.05)  (0.03)  (0.10)
                              -----     ------  ------  ------  ------  ------  ------  ------  ------  ------
Total Distributions.....        --       (0.25)  (0.11)  (0.09)  (0.15)  (0.11)  (0.20)  (0.15)  (0.11)  (0.27)
                              -----     ------  ------  ------  ------  ------  ------  ------  ------  ------
Net Asset Value, End of
 Period /Year...........      $1.90     $ 1.77  $ 1.81  $ 1.57  $ 1.71  $ 1.59  $ 1.61  $ 1.53  $ 1.63  $ 1.46
                              =====     ======  ======  ======  ======  ======  ======  ======  ======  ======
Total Return (%)........        7.2       11.9    21.9    (3.0)   16.9     5.9    16.4     1.5    17.2     7.9
Net Assets, End of Pe-
 riod /Year($ millions).        293        283     276     233     228     138     111      79      67      51
Ratio of Expenses to Av-
 erage Net Assets (%)...       0.50(a)    0.50    0.50    0.50    0.50    0.50    0.50    0.50    0.50    0.50
Ratio of Net Income to
 Average Net Assets (%).       3.39(a)    3.63    4.30    3.88    3.48    4.01    4.75    6.20    5.48    5.94
Portfolio Turnover Rate
 (%)(c).................      26.52      69.79   76.84  113.86  100.76  107.69  134.91  105.06   87.32   50.88
Average Commission Rate
 Paid($)(b).............      .0580      .0597     --      --      --      --      --      --      --      --

-------
(a) Annualized.
(b) Average commission rate paid per share of stock is calculated for years beginning after 1995.
(c) Portfolio turnover rate excludes all U.S. Government and short-term securities.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                        FINANCIAL HIGHLIGHTS (CONTINUED)

                                      EQUITY INDEX FUND                        AGGRESSIVE EQUITY FUND
                          ---------------------------------------------  -------------------------------------
                           SIX MONTHS           YEARS ENDED               SIX MONTHS        YEARS ENDED
                              ENDED             DECEMBER 31,                 ENDED         DECEMBER 31,
                          JUNE 30, 1997 -------------------------------  JUNE 30, 1997 -----------------------
                           (UNAUDITED)   1996    1995    1994   1993(b)   (UNAUDITED)   1996    1995   1994(c)
                          ------------- ------  ------  ------  -------  ------------- ------  ------  -------
Net Asset Value, Begin-
 ning of Period/Year....      $1.59     $ 1.35  $ 1.02  $ 1.04  $ 1.00       $1.47     $ 1.35  $ 1.05  $ 1.00
                              -----     ------  ------  ------  ------       -----     ------  ------  ------
Income From Investment
 Operations:
 Net Investment Income..       0.01       0.03    0.02    0.03    0.02        0.01       0.01    0.01    0.01
 Net Gains or (Losses)
  on Securities realized
  and unrealized........       0.32       0.27    0.36   (0.01)   0.04        0.19       0.36    0.39    0.05
                              -----     ------  ------  ------  ------       -----     ------  ------  ------
Total From Investment
 Operations.............       0.33       0.30    0.38    0.02    0.06        0.20       0.37    0.40    0.06
                              -----     ------  ------  ------  ------       -----     ------  ------  ------
Less Dividend Distributions:
 From Net Investment Income     --       (0.03)  (0.03)  (0.03)  (0.02)        --       (0.01)  (0.01)  (0.01)
 From Capital Gains.....        --       (0.03)  (0.02)  (0.01)    --          --       (0.24)  (0.09)    --
                              -----     ------  ------  ------  ------       -----     ------  ------  ------
Total Distributions.....        --       (0.06)  (0.05)  (0.04)  (0.02)        --       (0.25)  (0.10)  (0.01)
                              -----     ------  ------  ------  ------       -----     ------  ------  ------
Net Asset Value, End of
 Period/Year............      $1.92     $ 1.59  $ 1.35  $ 1.02  $ 1.04       $1.67     $ 1.47  $ 1.35  $ 1.05
                              =====     ======  ======  ======  ======       =====     ======  ======  ======
Total Return (%)........       20.5       22.7    36.6     1.5     6.2        13.2       27.1    38.2     6.0
Net Assets, End of
 Period/Year ($ millions)       175        102      43      26      27         242        136      59      27
Ratio of Expenses to Av-
 erage Net Assets (%)...       0.13(a)    0.13    0.13    0.13    0.11        0.85(a)    0.85    0.85    0.56
Ratio of Net Income to
 Average Net Assets (%).       1.96(a)    2.19    2.50    2.67    2.43        0.36(a)    0.45    0.65    0.70
Portfolio Turnover Rate
 (%)(e).................       0.60       5.85   13.99    6.59    1.44       31.22     103.68  116.52   60.86
Average Commission Rate
 Paid($)(d).............      .0313      .0388     --      --      --        .0568      .0591     --      --

-------
(a) Annualized.

(b) Commenced operations February 5, 1993.

(c) Commenced operations May 2, 1994.

(d) Average commission rate paid per share of stock is calculated for years beginning after 1995.

(e) Portfolio turnover rate excludes all U.S. Government and short-term securities.

                   MUTUAL OF AMERICA INVESTMENT CORPORATION
                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION

  Mutual of America Investment Corporation (the "Investment Company") is a diversified, open-end management investment company -- a type of company commonly known as a "mutual fund". It is registered as such under the Investment Company Act of 1940 (the "Investment Company Act"). The Investment Company was formed on February 21, 1986 as a Maryland corporation and offers its shares exclusively to separate accounts of Mutual of America Life Insurance Company ("Mutual of America Life") and Mutual of America Life's indirect wholly-owned subsidiary, The American Life Insurance Company of New York ("American Life"). As a "series" type mutual fund, the Investment Company issues separate classes (or series) of capital stock, each of which represents a separate Fund of investments. There are currently eight Funds: the Money Market Fund, the All America Fund, the Equity Index Fund, the Bond Fund, the Short-Term Bond Fund, the Mid-Term Bond Fund, the Composite Fund, and the Aggressive Equity Fund. The Investment Company is a successor to Mutual of America Life's Separate Account No. 2 Money Market, All America (formerly Stock) Bond and Composite Funds having exchanged its shares for the respective net assets of these Separate Account No. 2 Funds in 1986.

  The Investment Company shares are sold only to Mutual of America Life and American Life for allocation to their Separate Accounts as a funding medium for variable annuity and variable life insurance contracts issued by these companies. As of June 30, 1997 Mutual of America Life owned 98.1% and American Life 1.9% of the Investment Company's aggregate outstanding shares.

  In January 1989, the net assets of Mutual of America Life's Separate Account No. 1, available only for qualified pension plans, were invested in the All America Fund of the Investment Company. Pursuant to this transaction, approximately 249 million shares of the All America Fund were issued.

  Effective February 5, 1993, the Equity Index Fund, Short-Term Bond Fund and the Mid-Term Bond Fund commenced operations. On May 2, 1994 the Mutual of America Aggressive Equity Fund commenced operations and the Stock Fund was renamed the All America Fund with different investment objectives.

  The following is a summary of the significant accounting policies of the Investment Company:

  Security Valuation -- Investment securities are valued as follows:

    Stocks listed on national security exchanges and certain over-the-counter issues quoted on the National Association of Securities Dealers Automated Quotation ("NASDAQ") system are valued at the last sale price, or if no sale, at the latest available bid price.

    Debt securities are valued at a composite fair market value "evaluated bid," which may be the last sale price. Securities for which market quotations are not readily available will be valued at fair value as determined in good faith by the Investment Adviser under the direction of the Board of Directors of the Investment Company.

    Short-term investments with a maturity of 60 days or less are valued at amortized cost, which approximates market value. Short-term debt securities, which mature in more than 60 days, are stated at market value.

    Premiums received by the Investment Company upon writing covered call options are included in the Investment Company's statement of assets and liabilities as an asset and an equivalent liability. The liability is adjusted daily to reflect the market value of the options written based on the mean of the closing bid and asked price. If an option expires, or if the Investment Company enters into a closing purchase transaction, the Investment Company realizes a gain or, if the cost of a closing purchase transaction exceeds the premium originally received, a loss, and the liability related to the option is extinguished. If an option is exercised, the proceeds of the sale of the underlying security are increased by the premium originally received when the option was written.

    A fund may purchase stock index futures contracts for cash management purposes to remain more fully invested in the equity markets while minimizing transaction costs. Initial cash margin deposits (represented by cash or Treasury bills) are made upon entering into futures contracts. (This initial margin, equal to approximately 4% of the contract amount, does not involve the borrowing of funds to finance the transaction). During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized gains or losses from futures transactions by "marking-to-market" on a daily basis to reflect the market value of the contract at

                   MUTUAL OF AMERICA INVESTMENT CORPORATION
             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

    the end of each trading day. Depending upon whether unrealized gains or losses are incurred, variation margin payments are received or made. When the contract is closed, a realized gain or loss from futures transactions is recorded, equal to the net variation margin received or paid over the period of the contract. The "Underlying Face Amount at Value" representing the aggregate of outstanding contractual amounts under futures contracts reflects the extent of a fund's exposure to off-balance sheet risk.

    Security Transactions -- Security transactions are recorded on the trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Foreign source tax withheld from dividends is recorded as a reduction from dividend income. Should reclamation efforts succeed, such amounts are recorded as income upon collection.

    Realized gains and losses on the sale of short and long-term debt securities are computed on the basis of amortized cost at the time of sale. Realized gains and losses on the sale of stock is based on the identified cost basis of the security, determined on the first-in, first-out ("FIFO") basis.

    Federal Income Taxes -- The Investment Company intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

2. EXPENSES

  The Investment Company has entered into an Investment Advisory Agreement with Mutual of America Capital Management Corporation ("the Adviser"), an indirect wholly-owned subsidiary of Mutual of America Life. For providing investment management services to each of the Funds of the Investment Company, the Adviser receives a fee calculated as a daily charge at the annual rate of
 .25% of the value of the net assets of the Money Market Fund, and .50% of the value of the net assets of the All America Fund, Bond Fund, Short-Term Bond Fund, Mid-Term Bond Fund and Composite Fund, .125% of the value of the net assets of the Equity Index Fund, and .85% of the value of the net assets of the Aggressive Equity Fund.

  Under Subadvisory Agreements, the Adviser has delegated its investment advisory responsibilities to such subadvisers, is responsible for providing management services to the respective funds and pays the subadvisors for their investment advisory services.

  The Adviser voluntarily limits the expenses of each Fund, other than for brokers' commissions, transfer taxes and other fees relating to portfolio transactions, to the amount of the advisory fee paid by the funds of the Investment Company to the Adviser. The Adviser may discontinue this practice at any time.

  Various funds of the Investment Company may place portfolio transactions through a broker affiliated with the Adviser. The aggregate commissions paid to this broker for the six months ended June 30, 1997 was $0. In addition, a Sub-Advisor placed a portion of its portfolio transactions with its affiliated broker-dealer. Such commissions amounted to $109,744 or 14.7% of the Investment Company's total commissions.

3. PURCHASES AND SALES

  The cost of investment purchases and proceeds from sales of investments, excluding short-term and U.S. government securities and options for the six months ended June 30, 1997 was as follows:

                                                     ALL AMERICA  EQUITY INDEX     BOND
                                                         FUND         FUND         FUND
                                                     ------------ ------------ ------------
Cost of investment purchases............             $ 97,305,954 $56,403,071  $167,993,294
                                                     ============ ===========  ============
Proceeds from sales of investments......             $141,626,743 $   801,331  $109,257,768
                                                     ============ ===========  ============
                                           SHORT-TERM   MID-TERM    COMPOSITE    AGGRESSIVE
                                           BOND FUND   BOND FUND       FUND     EQUITY FUND
                                           ---------- ------------ ------------ ------------
Cost of investment purchases............   $3,598,872 $    771,489 $ 63,750,104 $111,568,535
                                           ========== ============ ===========  ============
Proceeds from sales of investments......   $2,685,975 $    575,078 $73,803,163  $ 50,617,453
                                           ========== ============ ===========  ============

                   MUTUAL OF AMERICA INVESTMENT CORPORATION
             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

  The cost of short-term security purchases for the Money Market Fund for the period was $503,013,955. Net proceeds from sales and redemptions for the period was $499,208,547.

  At June 30, 1997, net unrealized appreciation (depreciation) of investments, based on cost for Federal income tax purposes, was as follows:

                                MONEY    ALL AMERICA   EQUITY INDEX     BOND
                             MARKET FUND     FUND          FUND         FUND
                             ----------- ------------  ------------ ------------
Aggregate gross unrealized
 appreciation..............  $        -- $689,269,732  $ 45,691,973 $  4,641,146
Aggregate gross unrealized
 depreciation..............           --  410,671,008     1,209,470    3,056,146
                             ----------- ------------  ------------ ------------
Net unrealized appreciation
 (depreciation)............  $        -- $278,598,724  $ 44,482,503 $  1,585,000
                             =========== ============  ============ ============
Aggregate cost of
 investments for Federal
 income tax purposes.......  $        -- $416,968,533  $130,623,346 $504,406,353
                             =========== ============  ============ ============
                             SHORT-TERM    MID-TERM     COMPOSITE    AGGRESSIVE
                              BOND FUND   BOND FUND        FUND     EQUITY FUND
                             ----------- ------------  ------------ ------------
Aggregate gross unrealized
 appreciation..............  $    55,149 $ 10,045,544  $ 34,155,378 $ 36,682,054
Aggregate gross unrealized
 depreciation..............       18,320   10,058,918     4,369,378   11,493,575
                             ----------- ------------  ------------ ------------
Net unrealized appreciation
 (depreciation)............  $    36,829 $    (13,374) $ 29,786,000 $ 25,188,479
                             =========== ============  ============ ============
Aggregate cost of
 investments for Federal
 income tax purposes.......  $15,723,399 $ 13,465,645  $300,414,503 $224,567,384
                             =========== ============  ============ ============

4. CAPITAL SHARE ACTIVITY

  The Investment Company has registered an indefinite number of its capital shares pursuant to Rule 24F-2 under the Investment Company Act of 1940. Shares are currently allocated into the eight series of funds as follows:

   NAME OF FUND                                        AUTHORIZED NO. OF SHARES
   ------------                                        ------------------------
Money Market Fund.....................................        100,000,000
All America Fund......................................        500,000,000
Equity Index Fund.....................................        150,000,000
Bond Fund.............................................        325,000,000
Short-Term Bond Fund..................................         50,000,000
Mid-Term Bond Fund....................................         75,000,000
Composite Fund........................................        200,000,000
Aggressive Equity Fund................................        500,000,000
                                                            -------------
  Sub Total...........................................      1,900,000,000
Shares to be allocated at the discretion of the Board
 of Directors.........................................      1,100,000,000
                                                            -------------
  Total...............................................      3,000,000,000
                                                            =============

  Transactions in shares were as follows:

                                    FOR THE SIX MONTHS ENDED JUNE 30, 1997
                               -------------------------------------------------
                               MONEY MARKET ALL AMERICA  EQUITY INDEX    BOND
                                   FUND        FUND          FUND        FUND
                               ------------ -----------  ------------ ----------
Shares sold..................   12,507,248    9,132,305   30,458,327  33,225,965
Shares issued to shareholders
 as reinvestment of dividends          --           --           --          --
                                ----------  -----------   ----------  ----------
Total........................   12,507,248    9,132,305   30,458,327  33,225,965
Shares redeemed..............   10,127,725   22,206,989    3,190,012   7,809,091
                                ----------  -----------   ----------  ----------
Net increase (decrease)......    2,379,523  (13,074,684)  27,268,315  25,416,874
                                ==========  ===========   ==========  ==========

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

                                  FOR THE SIX MONTHS ENDED JUNE 30, 1997
                          --------------------------------------------------------
                           SHORT-TERM   MID-TERM     COMPOSITE   AGGRESSIVE EQUITY
                           BOND FUND    BOND FUND       FUND           FUND
                          ------------ -----------  ------------ -----------------
Shares sold.............    1,797,532   5,328,345     2,706,384     58,309,761
Shares issued to share-
 holders as reinvestment
 of dividends...........          --          --            --             --
                           ----------  ----------    ----------     ----------
Total...................    1,797,532   5,328,345     2,706,384     58,309,761
Shares redeemed.........    1,416,403   5,434,797     8,161,861      5,584,846
                           ----------  ----------    ----------     ----------
Net increase (decrease).      381,129    (106,452)   (5,455,477)    52,724,915
                           ==========  ==========    ==========     ==========
                                   FOR THE YEAR ENDED DECEMBER 31, 1996
                          --------------------------------------------------------
                          MONEY MARKET ALL AMERICA  EQUITY INDEX       BOND
                              FUND        FUND          FUND           FUND
                          ------------ -----------  ------------ -----------------
Shares sold.............   50,280,297  29,550,325    40,909,613     44,395,084
Shares issued to share-
 holders as reinvestment
 of dividends...........    2,659,830  13,283,731     2,182,072     15,684,625
                           ----------  ----------    ----------     ----------
Total...................   52,940,127  42,834,056    43,091,685     60,079,709
Shares redeemed.........   49,911,080  32,314,890    11,049,137     39,572,610
                           ----------  ----------    ----------     ----------
Net increase (decrease).    3,029,047  10,519,166    32,042,548     20,507,099
                           ==========  ==========    ==========     ==========
                                   FOR THE YEAR ENDED DECEMBER 31, 1996
                          --------------------------------------------------------
                           SHORT-TERM   MID-TERM     COMPOSITE   AGGRESSIVE EQUITY
                           BOND FUND    BOND FUND       FUND           FUND
                          ------------ -----------  ------------ -----------------
Shares sold.............   13,761,891  33,684,710     8,501,017     47,625,065
Shares issued to share-
 holders as reinvestment
 of dividends...........      590,553   2,035,806    20,004,080     13,092,538
                           ----------  ----------    ----------     ----------
Total...................   14,352,444  35,720,516    28,505,097     60,717,603
Shares redeemed.........    1,718,816  45,316,254    21,578,442     11,562,121
                           ----------  ----------    ----------     ----------
Net increase (decrease).   12,633,628  (9,595,738)    6,926,655     49,155,482
                           ==========  ==========    ==========     ==========

5. DIVIDENDS

  No dividends have been declared or paid as of June 30, 1997 . It is the Investment Company's practice to declare and distribute such dividends at the end of the year in conformity with Internal Revenue Code regulations.